UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 43.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	154,717	$4,127,852
BlackRock Equity Dividend Fund, Institutional Class	114,693	2,503,755
BlackRock International Fund, Institutional Class	62,804	844,092
BlackRock International Opportunities Portfolio, Institutional Class	21,476	772,704
BlackRock Long-Horizon Equity Fund, Institutional Class	216,343	2,883,849
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	46,142	1,223,690
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,700	610,619
iShares MSCI Germany ETF	60,470	1,493,609
iShares MSCI Japan ETF	138,855	1,557,953
iShares U.S. Financials ETF	53,328	3,814,552
iShares U.S. Industrials ETF	29,340	2,433,166
Master Basic Value LLC	$5,026,338	5,026,338
Master Large Cap Growth Portfolio	$4,101,448	4,101,448
Master Value Opportunities LLC	$931,014	931,014

		32,324,641

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 54.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	185,032	$1,476,556
BlackRock Low Duration Bond Portfolio, Institutional Class	246,479	2,388,383
Master Total Return Portfolio	$36,350,236	36,350,236

		40,215,175

Short-Term Securities — 2.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)	2,001,142	2,001,142
Total Affiliated Investment Companies (Cost — $70,959,649*) — 101.1%		74,540,958
Liabilities in Excess of Other Assets — (1.1)%		(845,165)

Net Assets — 100.0%		$73,695,793

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$70,113,599

Gross unrealized appreciation	$10,232,991
Gross unrealized depreciation	(5,805,632)

Net unrealized appreciation	$4,427,359

Portfolio Abbreviations

ETF	ExchangeTraded Fund

BLACKROCK FUNDS II	JUNE 30, 2013	1

Schedule of Investments (continued)	BlackRock Conservative Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	93,630	128,076		66,989		154,717	$4,127,852	$18,509	$37,802
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	101,270		101,270		—	—	—	$13,032
BlackRock Equity Dividend Fund, Institutional Class	161,774	93,577		140,658		114,693	$2,503,755	$66,127	$311,449
BlackRock High Yield Bond Portfolio, BlackRock Class	190,390	192,752		198,110		185,032	$1,476,556	$65,267	$209,893
BlackRock International Fund, Institutional Class	61,984	820		—		62,804	$844,092	$10,549	—
BlackRock International Opportunities Portfolio, Institutional Class	21,126	350		—		21,476	$772,704	$11,766	—
BlackRock Liquidity Funds, TempFund, Institutional Class	1,314,561	686,581	[1]	—		2,001,142	$2,001,142	$1,503	—
BlackRock Long-Horizon Equity Fund, Institutional Class	204,405	11,938		—		216,343	$2,883,849	$74,953	$58,483
BlackRock Low Duration Bond Portfolio, Institutional Class	—	246,479		—		246,479	$2,388,383	$4,071	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	41,211	4,931		—		46,142	$1,223,690	$2,889	$109,305
BlackRock U.S. Opportunities Portfolio, Institutional Class	14,248	452		—		14,700	$610,619	$4,764	$11,251
iShares MSCI Emerging Markets ETF	46,156	—		46,156		—	—	$12,108	$281,295
iShares MSCI Germany ETF	60,470	—		—		60,470	$1,493,609	$26,298	—
iShares MSCI Japan ETF	—	138,855		—		138,855	$1,557,953	$6,560	—
iShares U.S. Financials ETF	—	53,328		—		53,328	$3,814,552	$22,496	—
iShares U.S. Industrials ETF	—	29,340		—		29,340	$2,433,166	$16,981	—
iShares U.S. Technology ETF	16,484	—		16,484		—	—	$4,516	$23,096
Master Basic Value LLC	$1,282,871	$3,743,467	[1]	—		$5,026,338	$5,026,338	$49,734	$397,716
Master Large Cap Growth Portfolio	$2,700,991	$1,400,457	[1]	—		$4,101,448	$4,101,448	$45,664	$254,038
Master S&P 500 Index Series	$5,377,410	—		$5,377,410	[2]	—	—	$34,887	$2,531
Master Total Return Portfolio	$35,465,989	$884,247	[1]	—		$36,350,236	$36,350,236	$1,119,809	$563,278
Master Value Opportunities LLC	$519,892	$411,122	[1]	—		$931,014	$931,014	$7,620	$80,128

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,131,922	$46,409,036	—	$74,540,958

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $11,132 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 62.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	292,640	$7,807,641
BlackRock Equity Dividend Fund, Institutional Class	237,415	5,182,767
BlackRock International Fund, Institutional Class	135,242	1,817,647
BlackRock International Opportunities Portfolio, Institutional Class	57,842	2,081,143
BlackRock Long-Horizon Equity Fund, Institutional Class	456,916	6,090,695
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	110,522	2,931,037
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,568	1,394,433
iShares MSCI Germany ETF	93,886	2,318,984
iShares MSCI Japan ETF	199,975	2,243,720
iShares U.S. Financials ETF	114,651	8,200,986
iShares U.S. Industrials ETF	63,079	5,231,142
Master Basic Value LLC	$10,393,929	10,393,929
Master Large Cap Growth Portfolio	$7,676,487	7,676,487
Master Value Opportunities LLC	$1,478,474	1,478,474

		64,849,085

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 35.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	259,139	$2,067,928
BlackRock Low Duration Bond Portfolio, Institutional Class	272,535	2,640,863
Master Total Return Portfolio	$31,730,066	31,730,066

		36,438,857

Short-Term Securities — 2.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)	2,009,320	2,009,320
Total Affiliated Investment Companies (Cost — $94,647,927*) — 99.6%		103,297,262
Other Assets Less Liabilities — 0.4%		444,942

Net Assets — 100.0%		$103,742,204

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,712,828

Gross unrealized appreciation	$17,601,686
Gross unrealized depreciation	(7,017,252)

Net unrealized appreciation	$10,584,434

4	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Moderate Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	266,263	72,497		46,120		292,640	$7,807,641	$52,318	$46,934
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	145,258		145,258		—	—	—	$18,692
BlackRock Equity Dividend Fund, Institutional Class	522,382	89,689		374,656		237,415	$5,182,767	$178,875	$1,299,339
BlackRock High Yield Bond Portfolio, BlackRock Class	254,455	269,457		264,773		259,139	$2,067,928	$87,228	$277,234
BlackRock International Fund, Institutional Class	133,475	1,767		—		135,242	$1,817,647	$22,715	—
BlackRock International Opportunities Portfolio, Institutional Class	56,899	943		—		57,842	$2,081,143	$31,689	—
BlackRock Liquidity Funds, TempFund, Institutional Class	2,473,250	—		463,930	[2]	2,009,320	$2,009,320	$1,666	—
BlackRock Long-Horizon Equity Fund, Institutional Class	489,549	26,131		58,764		456,916	$6,090,695	$179,513	$216,523
BlackRock Low Duration Bond Portfolio, Institutional Class	—	272,535		—		272,535	$2,640,863	$4,768	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	98,709	11,813		—		110,522	$2,931,037	$6,920	$261,813
BlackRock U.S. Opportunities Portfolio, Institutional Class	32,538	1,030		—		33,568	$1,394,433	$10,880	$25,694
iShares MSCI Emerging Markets ETF	71,663	—		71,663		—	—	$18,799	$436,745
iShares MSCI Germany ETF	93,886	—		—		93,886	$2,318,984	$40,831	—
iShares MSCI Japan ETF	—	199,975		—		199,975	$2,243,720	$9,448	—
iShares U.S. Financials ETF	—	114,651		—		114,651	$8,200,986	$48,366	—
iShares U.S. Industrials ETF	—	63,079		—		63,079	$5,231,142	$36,508	—
iShares U.S. Technology ETF	25,593	—		25,593		—	—	$7,012	$35,859
Master Basic Value LLC	$1,280,337	$9,113,592	[1]	—		$10,393,929	$10,393,929	$75,523	$641,208
Master Large Cap Growth Portfolio	$5,198,600	$2,477,887	[1]	—		$7,676,487	$7,676,487	$93,848	$522,652
Master S&P 500 Index Series	$12,253,717	—		$12,253,717	[2]	—	—	$74,470	$4,862
Master Total Return Portfolio	$34,392,720	—		$2,662,654	[2]	$31,730,066	$31,730,066	$1,015,428	$496,548
Master Value Opportunities LLC	$1,249,118	$229,356	[1]	—		$1,478,474	$1,478,474	$14,500	$134,941

[1]	Represents net beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.
(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2013	5

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$52,018,306	$51,278,956	—	$103,297,262

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $31,678 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

6	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 83.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	280,574	$7,485,704
BlackRock Equity Dividend Fund, Institutional Class	285,191	6,225,729
BlackRock International Fund, Institutional Class	111,883	1,503,712
BlackRock International Opportunities Portfolio, Institutional Class	83,654	3,009,884
BlackRock Long-Horizon Equity Fund, Institutional Class	458,205	6,107,871
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	112,253	2,976,946
BlackRock U.S. Opportunities Portfolio, Institutional Class	36,376	1,511,053
iShares MSCI Germany ETF	61,466	1,518,210
iShares MSCI Japan ETF	129,912	1,457,613
iShares U.S. Financials ETF	76,177	5,448,941
iShares U.S. Industrials ETF	54,278	4,501,275
Master Basic Value LLC	$12,497,954	12,497,954
Master Large Cap Growth Portfolio	$9,553,947	9,553,947
Master Value Opportunities LLC	$1,501,531	1,501,531

		65,300,370

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 14.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	195,621	$1,561,059
BlackRock Low Duration Bond Portfolio, Institutional Class	340,891	3,303,234
Master Total Return Portfolio	$6,477,643	6,477,643

		11,341,936

Short-Term Securities — 2.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)	1,645,167	1,645,167
Total Affiliated Investment Companies (Cost — $71,135,711*) — 100.5%		78,287,473
Liabilities in Excess of Other Assets — (0.5)%		(405,299)

Net Assets — 100.0%		$77,882,174

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$69,148,035

Gross unrealized appreciation	$13,199,881
Gross unrealized depreciation	(4,060,443)

Net unrealized appreciation	$9,139,438

BLACKROCK FUNDS II	JUNE 30, 2013	7

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	268,300	77,728		65,454		280,574	$7,485,704	$51,621	$310,778
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	93,776		93,776		—	—	—	$12,067
BlackRock Equity Dividend Fund, Institutional Class	449,918	187,579		352,306		285,191	$6,225,729	$147,999	$840,716
BlackRock High Yield Bond Portfolio, BlackRock Class	99,932	279,390		183,701		195,621	$1,561,059	$47,489	$115,103
BlackRock International Fund, Institutional Class	110,422	1,461		—		111,883	$1,503,712	$18,792	—
BlackRock International Opportunities Portfolio, Institutional Class	82,292	1,362		—		83,654	$3,009,884	$45,831	—
BlackRock Liquidity Funds, TempFund, Institutional Class	987,862	657,305	[1]	—		1,645,167	$1,645,167	$950	—
BlackRock Long-Horizon Equity Fund, Institutional Class	497,227	84,784		123,806		458,205	$6,107,871	$182,329	$305,233
BlackRock Low Duration Bond Portfolio, Institutional Class	—	340,891		—		340,891	$3,303,234	$4,090	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	100,255	11,998		—		112,253	$2,976,946	$7,028	$265,913
BlackRock U.S. Opportunities Portfolio, Institutional Class	35,259	1,117		—		36,376	$1,511,053	$11,790	$27,843
iShares MSCI Emerging Markets ETF	46,917	—		46,917		—	—	$12,307	$285,932
iShares MSCI Germany ETF	61,466	—		—		61,466	$1,518,210	$26,732	—
iShares MSCI Japan ETF	—	129,912		—		129,912	$1,457,613	$6,138	—
iShares U.S. Financials ETF	—	98,655		22,478		76,177	$5,448,941	$36,451	$275,206
iShares U.S. Industrials ETF	—	54,278		—		54,278	$4,501,275	$31,415	—
iShares U.S. Technology ETF	16,756	—		16,756		—	—	$4,591	$23,477
Master Basic Value LLC	$1,667,521	$10,830,433	[1]	—		$12,497,954	$12,497,954	$64,730	$554,542
Master Large Cap Growth Portfolio	$4,043,727	$5,510,220	[1]	—		$9,553,947	$9,553,947	$71,283	$390,607
Master S&P 500 Index Series	$8,857,289	—		$8,857,289	[2]	—	—	$49,295	$2,698
Master Total Return Portfolio	$10,348,489	—		$3,870,846	[2]	$6,477,643	$6,477,643	$284,588	$134,141
Master Value Opportunities LLC	$1,268,607	$232,924	[1]	—		$1,501,531	$1,501,531	$14,726	$137,046

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$48,256,398	$30,031,075	—	$78,287,473

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $155,075 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	9

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 98.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	205,037	$5,470,397
BlackRock Equity Dividend Fund, Institutional Class	158,545	3,461,027
BlackRock International Fund, Institutional Class	138,814	1,865,664
BlackRock International Opportunities Portfolio, Institutional Class	55,156	1,984,514
BlackRock Long-Horizon Equity Fund, Institutional Class	309,014	4,119,152
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	63,876	1,693,981
BlackRock U.S. Opportunities Portfolio, Institutional Class	27,021	1,122,459
iShares MSCI Germany ETF	38,119	941,539
iShares MSCI Japan ETF	81,124	910,211
iShares U.S. Financials ETF	47,569	3,402,611
iShares U.S. Industrials ETF	36,684	3,042,204
Master Basic Value LLC	$6,948,151	6,948,151

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$5,426,399	$5,426,399
Master Value Opportunities LLC	$1,067,597	1,067,597

		41,455,906

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)	954,004	954,004
Total Affiliated Investment Companies (Cost — $36,362,584*) — 100.8%		42,409,910
Liabilities in Excess of Other Assets — (0.8)%		(356,929)

Net Assets — 100.0%		$42,052,981

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,766,803

Gross unrealized appreciation	$9,385,349
Gross unrealized depreciation	(2,742,242)

Net unrealized appreciation	$6,643,107

10	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Aggressive Growth Prepared Portfolio

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	278,946	33,395		107,304		205,037	$5,470,397	$50,787	$364,244
BlackRock Emerging Markets Fund, Inc., Institutional Class	—	57,976		57,976		—	—	—	$7,461
BlackRock Equity Dividend Fund, Institutional Class	307,605	50,334		199,394		158,545	$3,461,027	$105,770	$665,051
BlackRock International Fund, Institutional Class	63,177	75,637		—		138,814	$1,865,664	$10,752	—
BlackRock International Opportunities Portfolio,
Institutional Class	54,257	899		—		55,156	$1,984,514	$30,218	—
BlackRock Liquidity Funds, TempFund, Institutional Class	238,452	715,552	[1]	—		954,004	$954,004	$432	—
BlackRock Long-Horizon Equity Fund, Institutional Class	282,610	30,796		4,392		309,014	$4,119,152	$103,630	$78,310
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	70,985	8,495		15,604		63,876	$1,693,981	$4,976	$243,066
BlackRock U.S. Opportunities Portfolio, Institutional Class	26,192	829		—		27,021	$1,122,459	$8,758	$20,682
iShares MSCI Emerging Markets ETF	29,096	—		29,096		—	—	$7,632	$177,324
iShares MSCI Germany ETF	38,119	—		—		38,119	$941,539	$16,578	—
iShares MSCI Japan ETF	—	81,124		—		81,124	$910,211	$3,833	—
iShares U.S. Financials ETF	—	76,134		28,565		47,569	$3,402,611	$23,146	$193,800
iShares U.S. Industrials ETF	—	41,888		5,204		36,684	$3,042,204	$21,232	$(2,183)
iShares U.S. Technology ETF	10,391	—		10,391		—	—	$2,847	$14,559
Master Basic Value LLC	$3,867,559	$3,080,592	[1]	—		$6,948,151	$6,948,151	$85,153	$636,289
Master Large Cap Growth Portfolio	$3,103,121	$2,323,278	[1]	—		$5,426,399	$5,426,399	$56,287	$323,634
Master S&P 500 Index Series	$6,172,704	—		$6,172,704	[2]	—	—	$31,461	$1,390
Master Value Opportunities LLC	$901,984	$165,613	[1]	—		$1,067,597	$1,067,597	$10,470	$97,440

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.
(b)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2013	11

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,967,763	$13,442,147	—	$42,409,910

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, a bank overdraft of $40,299 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

12	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17	USD	3,450	$3,573,431
Series 2012-2, Class C, 2.64%, 10/10/17		2,965	3,010,465
Series 2012-3, Class C, 2.42%, 5/08/18		2,810	2,844,518
Series 2012-4, Class B, 1.31%, 11/08/17		1,710	1,706,715
Series 2012-4, Class C, 1.93%, 8/08/18		2,670	2,640,213
Series 2012-5, Class C, 1.69%, 11/08/18		3,125	3,074,875
ARES CLO Ltd., Series 2012-2A, Class B1, 3.03%, 10/12/23 (a)(b)		2,750	2,787,812
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	4,352	5,717,818
Benefit Street Partners CLO Ltd., Series 2013-IIA, Class A1, 1.48%, 7/15/24 (a)(b)	USD	1,850	1,843,525
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.33%, 11/20/24 (a)(b)		2,850	2,861,400
Capital Auto Receivables Asset Trust, Series 2013-1, Class B, 1.29%, 4/20/18		3,340	3,298,070
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.67%, 1/20/25 (a)(b)		12,510	12,547,530
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.79%, 11/07/23 (a)(b)		2,620	2,631,997
Series 2012-1A, Class C, 2.19%, 11/07/23 (a)(b)		1,685	1,692,687
Countrywide Asset-Backed Certificates, Series 2007-12, Class 2A1, 0.54%, 8/25/47 (b)		219	218,256
Credit Acceptance Auto Loan Trust:
Series 2010-1, Class A, 2.06%, 4/16/18 (a)		437	436,705
Series 2012-2A, Class A, 1.52%, 3/16/20 (a)		3,875	3,882,913
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		2,280	2,262,435
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (a)		2,105	2,121,282
Series 2012-1A, Class B, 2.26%, 10/16/17 (a)		2,900	2,908,442
Series 2012-1A, Class C, 3.38%, 10/16/17 (a)		1,500	1,513,247

Asset-Backed Securities	Par (000)		Value
Series 2012-1A, Class D, 4.94%, 7/16/18 (a)	USD	3,750	$3,842,490
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)		510	510,754
Series 2012-2A, Class C, 2.72%, 4/17/17 (a)		200	201,804
Ford Credit Auto Owner Trust, Series 2013-B, Class D, 1.82%, 11/15/19		2,580	2,520,933
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		1,560	1,566,199
Series 2011-2, Class C, 2.37%, 9/15/15		3,710	3,723,337
Series 2011-2, Class D, 2.86%, 9/15/15		2,575	2,588,668
Series 2012-1, Class C, 1.69%, 1/15/16 (b)		4,150	4,173,003
Series 2012-1, Class D, 2.29%, 1/15/16 (b)		3,890	3,922,279
Series 2012-2, Class C, 2.86%, 1/15/19		980	1,016,779
Series 2012-2, Class D, 3.50%, 1/15/19		1,725	1,818,478
Series 2012-4, Class C, 1.39%, 9/15/16		1,965	1,971,834
Series 2012-4, Class D, 2.09%, 9/15/16		3,430	3,456,744
Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,071,056
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 1.41%, 4/25/25 (a)(b)		5,230	5,230,000
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.47%, 10/25/35 (b)		3,704	3,406,917
Series 2006-5, Class 2A1, 0.26%, 3/25/36 (b)		1,137	628,797
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A1, 1.34%, 10/15/43 (a)		1,415	1,414,434
Series 2012-T2, Class A2, 1.99%, 10/15/45 (a)		2,865	2,867,579
Series 2012-T2, Class B2, 2.48%, 10/15/45 (a)		3,400	3,424,820
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		10,230	10,095,987
Series 2013-T2, Class B2, 1.50%, 5/16/44 (a)		960	957,888
Series 2013-T2, Class C2, 1.84%, 5/16/44 (a)		1,050	1,049,685
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)		14,375	14,261,279

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also known as	GO	General Obligation
	AUD	Australian Dollar	HUF	Hungarian Forint
	BRL	Brazilian Real	JPY	Japanese Yen
	CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate
	CDO	Collateralized Debt Obligation	MXN	Mexican Peso
	CHF	Swiss Francs	NOK	Norwegian Krone
	CLO	Collateralized Loan Obligation	NZD	New Zealand Dollar
	CNY	Chinese Yuan	PHP	Philippine Peso
	CZK	Czech Koruna	PLN	Polish Zloty
	EBITDA	Earnings Before Interest, Taxes, Depreciations and Amortization	RB SEK	Revenue Bonds Swedish Krona
	EUR	Euro	TBA	To-be-announced
	EURIBOR	Euro Interbank Offered Rate	THB	Thai Baht
	FKA	Formerly Known As	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand

BLACKROCK FUNDS II	JUNE 30, 2013	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)	USD	450	$448,690
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,420	2,461,711
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		120	120,266
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)		9,805	11,221,623
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (a)		819	864,938
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)		4,740	4,959,491
KKR CLO Trust, Series 2013-1A, Class A1, 1.45%, 7/15/25 (a)(b)		3,985	3,915,263
KKR Financial CLO Corp., Series 2007-AA, Class A, 1.03%, 10/15/17 (a)(b)		7,812	7,792,760
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.41%, 4/12/24 (a)(b)		7,500	7,500,000
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class BT1, 1.25%, 2/15/45 (a)		1,500	1,488,165
Nationstar Mortgage Advance Receivable Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (a)		8,060	8,059,952
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (a)		11,470	11,469,954
Nelnet Student Loan Trust, Series 2008-3, Class A4, 1.92%, 11/25/24 (b)		5,310	5,555,253
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.70%, 1/18/24 (a)(b)		3,895	3,909,606
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		4,590	4,582,656
OHA Loan Funding Ltd., Series 2012-1A, Class A, 1.67%, 1/23/25 (a)(b)		10,700	10,753,500
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.76%, 10/30/23 (a)(b)		6,920	7,049,404
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		7,845	7,795,867
PFS Financing Corp., Series 2012-AA, Class A, 1.39%, 2/15/16 (a)(b)		4,160	4,175,529
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		4,010	4,000,905
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		2,220	2,195,784
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		1,639	1,644,461
Series 2012-1, Class B, 2.72%, 5/16/16		2,110	2,148,041
Series 2012-1, Class C, 3.78%, 11/15/17		2,845	2,953,315
Series 2012-2, Class C, 3.20%, 2/15/18		1,525	1,570,497
Series 2012-3, Class B, 1.94%, 12/15/16		5,430	5,477,817
Series 2012-3, Class C, 3.01%, 4/16/18		7,400	7,599,793
Series 2012-4, Class C, 2.94%, 12/15/17		5,135	5,217,781
Series 2012-5, Class B, 1.56%, 8/15/18		4,130	4,162,871
Series 2012-5, Class C, 2.70%, 8/15/18		1,965	1,977,368
Series 2012-6, Class B, 1.33%, 5/15/17		3,280	3,294,120
Series 2012-6, Class C, 1.94%, 3/15/18		2,260	2,243,432

Asset-Backed Securities	Par (000)		Value
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	USD	8,180	$8,173,235
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		15,260	14,957,120
Series 2013-2, Class B, 1.33%, 3/15/18		7,870	7,842,266
Series 2013-2, Class C, 1.95%, 3/15/19		12,920	12,626,819
Series 2013-3, Class B, 1.19%, 5/15/18		7,090	7,027,409
Scholar Funding Trust, Series 2011-A, Class A, 1.18%, 10/28/43 (a)(b)		8,431	8,311,948
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.45%, 7/15/36 (b)		8,390	8,108,507
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.67%, 3/15/22 (b)		4,369	4,282,946
Series 2004-B, Class A2, 0.47%, 6/15/21 (b)		7,148	7,006,666
Series 2005-B, Class A2, 0.45%, 3/15/23 (b)		3,207	3,135,777
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,280	1,348,801
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,030	4,366,179
Series 2012-A, Class A1, 1.59%, 8/15/25 (a)(b)		2,342	2,366,881
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		10,665	11,144,200
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)		4,755	4,780,627
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,456,068
Series 2012-D, Class A2, 2.95%, 2/15/46 (a)		11,730	12,035,766
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)		4,325	4,328,327
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		14,945	14,142,962
Series 2013-A, Class A2B, 1.24%, 5/17/27 (a)(b)		10,060	9,843,861
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		14,300	13,584,971
SLM Student Loan Trust, Series 2008-5, Class A4, 1.98%, 7/25/23 (b)		7,925	8,187,547
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		1,072	1,044,270
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A2, 0.24%, 2/25/37 (b)		17	17,217
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (a)		4,297	4,435,171
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.97%, 7/17/24 (a)(b)		12,420	12,469,680
Series 2012-1A, Class A2, 2.89%, 7/17/24 (a)(b)		2,340	2,367,238
World Financial Network Credit Card Master Trust:
Series 2010-A, Class B, 6.75%, 4/15/19		3,525	3,871,923
Series 2012-C, Class A, 2.23%, 8/15/22		8,270	8,225,234
Series 2012-D, Class A, 2.15%, 4/17/23		10,105	9,801,688
Total Asset-Backed Securities — 17.4%			509,198,197

2	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,875	$3,019,664
Beverages — 0.0%
PepsiCo, Inc., 3.60%, 8/13/42		1,000	849,384
Capital Markets — 0.8%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22		7,024	7,747,563
3.63%, 1/22/23		7,545	7,218,852
Morgan Stanley:
3.80%, 4/29/16		2,235	2,324,536
2.13%, 4/25/18		7,235	6,924,119

			24,215,070
Chemicals — 0.4%
LyondellBasell Industries NV, 5.00%, 4/15/19		11,806	12,846,061
Commercial Banks — 0.7%
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)		5,960	6,183,500
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,637,000

			20,820,500
Consumer Finance — 0.2%
Discover Bank:
8.70%, 11/18/19		720	919,781
7.00%, 4/15/20		427	498,321
Discover Financial Services, 3.85%, 11/21/22		2,315	2,173,986
SLM Corp., 4.63%, 9/25/17		786	774,210

			4,366,298
Containers & Packaging — 0.2%
Rock Tenn Co.:
3.50%, 3/01/20		1,436	1,405,158
4.00%, 3/01/23		4,853	4,676,050

			6,081,208
Diversified Financial Services — 4.7%
Bank of America Corp.:
6.50%, 8/01/16		2,130	2,401,460
3.88%, 3/22/17		3,457	3,620,630
2.00%, 1/11/18		16,035	15,531,725
5.65%, 5/01/18		39,420	43,794,910
5.70%, 1/24/22		871	966,849
3.30%, 1/11/23		3,440	3,251,306
Citigroup, Inc.:
4.59%, 12/15/15		20,960	22,383,897
4.45%, 1/10/17		1,850	1,980,962
3.38%, 3/01/23		3,105	2,970,286
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		17,811	18,994,078
General Electric Capital Corp., 5.30%, 2/11/21		2,665	2,923,428
Glencore Funding LLC, 2.50%, 1/15/19 (a)		5,875	5,315,165
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(c)		2,358	2,245,995
3.25%, 9/23/22		2,518	2,390,594
3.20%, 1/25/23		3,500	3,322,575
Novus USA Trust, Series 2013-1, 1.57%, 2/28/14 (a)(b)		6,320	6,310,520
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(d)(e)		2,375	—

			138,404,380
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc., 3.85%, 11/01/42		15,173	12,589,675
Electric Utilities — 0.9%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,191	1,548,265

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
5.95%, 12/15/36	USD	1,270	$1,371,618
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,240	3,018,682
Florida Power & Light Co.:
5.95%, 2/01/38		1,410	1,703,272
5.69%, 3/01/40		400	467,448
Florida Power Corp., 5.90%, 3/01/33		780	894,869
Georgia Power Co., 3.00%, 4/15/16		4,115	4,306,228
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,500	3,018,587
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		875	1,039,041
PacifiCorp, 6.25%, 10/15/37		4,200	5,110,715
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,605	2,705,678

			25,184,403
Electronic Equipment, Instruments & Components — 0.5%
Jabil Circuit, Inc., 8.25%, 3/15/18		13,030	15,277,675
Energy Equipment & Services — 1.1%
Transocean, Inc.:
5.05%, 12/15/16		5,155	5,605,676
2.50%, 10/15/17		7,840	7,747,809
6.00%, 3/15/18		10,469	11,731,991
6.50%, 11/15/20		5,285	5,948,844

			31,034,320
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.00%, 4/11/43		3,703	3,374,118
Food Products — 0.4%
Mondelez International, Inc., 6.50%, 8/11/17		10,565	12,283,397
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp.:
4.50%, 1/15/15		1,805	1,888,396
6.25%, 11/15/15		10,860	12,019,348
6.40%, 6/15/16		1,555	1,748,876
5.13%, 1/12/17		6,311	6,854,901

			22,511,521
Health Care Providers & Services — 0.3%
Coventry Health Care, Inc., 5.45%, 6/15/21		3,659	4,075,614
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,380	1,375,652
WellPoint, Inc., 1.88%, 1/15/18		4,225	4,136,883

			9,588,149
Independent Power Producers & Energy Traders — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,570,500
Insurance — 1.8%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	3,400	4,888,554
American International Group, Inc.:
3.80%, 3/22/17	USD	7,542	7,906,399
5.45%, 5/18/17		3,790	4,177,853
4.88%, 6/01/22		4,430	4,722,043
AXA SA, 5.25%, 4/16/40 (b)	EUR	1,950	2,587,368
Manulife Financial Corp., 3.40%, 9/17/15	USD	3,650	3,813,462
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		3,625	3,781,161
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	2,500	3,696,551
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	3,750	4,035,251
7.38%, 6/15/19		2,760	3,372,599
5.38%, 6/21/20		3,470	3,890,012
4.50%, 11/15/20		4,840	5,158,767

			52,030,020

BLACKROCK FUNDS II	JUNE 30, 2013	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20	USD	3,105	$3,497,997
Media — 2.8%
CBS Corp.:
4.63%, 5/15/18		1,635	1,771,169
8.88%, 5/15/19		3,650	4,703,916
5.75%, 4/15/20		1,305	1,480,164
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,050	2,900,828
Comcast Corp.:
5.88%, 2/15/18		4,079	4,762,302
4.65%, 7/15/42		6,084	5,834,130
COX Communications, Inc.:
3.25%, 12/15/22 (a)		4,420	4,158,451
8.38%, 3/01/39 (a)		8,375	11,351,065
4.70%, 12/15/42 (a)		208	184,495
NBCUniversal Media LLC:
5.15%, 4/30/20		9,964	11,343,924
4.45%, 1/15/43		2,990	2,791,234
News America, Inc., 7.63%, 11/30/28		850	1,036,177
TCI Communications, Inc., 7.88%, 2/15/26		2,540	3,361,652
Time Warner Cable, Inc., 4.50%, 9/15/42		5,599	4,341,935
Virgin Media Secured Finance PLC, 6.50%, 1/15/18		19,931	20,479,103

			80,500,545
Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (a)		4,070	3,761,958
5.45%, 3/15/43 (a)		4,336	3,823,715

			7,585,673
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 7.45%, 7/15/17		2,924	3,499,268
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16		5,432	5,540,428
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16		7,965	8,934,133
Energy Transfer Partners LP:
3.60%, 2/01/23		5,700	5,334,567
6.50%, 2/01/42		2,941	3,136,359
Enterprise Products Operating LLC, 4.45%, 2/15/43		2,180	1,935,099
Murphy Oil Corp.:
2.50%, 12/01/17		4,907	4,839,696
4.00%, 6/01/22		1,102	1,052,652
3.70%, 12/01/22		6,974	6,469,271
Noble Energy, Inc.:
4.15%, 12/15/21		1,600	1,652,021
6.00%, 3/01/41		2,740	3,086,900
Noble Holding International Ltd., 5.25%, 3/15/42		3,650	3,269,250
Western Gas Partners LP:
5.38%, 6/01/21		7,121	7,641,267
4.00%, 7/01/22		2,493	2,419,940
The Williams Cos., Inc.:
7.88%, 9/01/21		3,430	4,140,566
3.70%, 1/15/23		3,345	3,107,783

			57,019,504
Paper & Forest Products — 0.3%
International Paper Co., 4.75%, 2/15/22		8,938	9,405,350
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,750	1,750,161

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	USD	1,149	$1,086,427
4.75%, 6/01/21		2,720	2,857,485
Vornado Realty LP, 5.00%, 1/15/22		4,585	4,812,751

			8,756,663
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23		5,133	4,891,379
Tobacco — 0.1%
Philip Morris International, Inc., 4.50%, 3/26/20		2,800	3,081,341
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.38%, 9/08/16		7,285	7,381,228
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		3,347	3,156,074
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		16,615	19,065,297
SBA Tower Trust, 5.10%, 4/15/42 (a)		3,490	3,816,996

			33,419,595
Total Corporate Bonds — 21.2%			620,994,247

Foreign Agency Obligations	Par (000)		Value
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		1,594	1,524,685
Eksportfinans ASA, 5.50%, 5/25/16		1,835	1,911,611
Hydro-Quebec:
8.40%, 1/15/22		7,595	10,320,982
8.05%, 7/07/24		18,860	25,938,743
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		6,400	6,402,304
Nexen, Inc.:
5.88%, 3/10/35		220	229,869
6.40%, 5/15/37		4,575	4,972,499
7.50%, 7/30/39		8,825	10,777,752
Petrobras International Finance Co., 3.88%, 1/27/16		14,340	14,753,365
Total Foreign Agency Obligations — 2.6%			76,831,810

Foreign Government Obligations	Par (000)		Value
Italy — 1.3%
Buoni Poliennali Del Tesoro:
3.75%, 4/15/16	EUR	20,200	27,174,792
5.25%, 8/01/17		7,980	11,184,278

			38,359,070
Mexico — 0.3%
United Mexican States:
5.63%, 1/15/17	USD	4,800	5,335,200
5.13%, 1/15/20		1,850	2,033,150
7.50%, 4/08/33		640	812,800

			8,181,150
Poland — 0.1%
Republic of Poland, 5.13%, 4/21/21		2,970	3,229,875
Total Foreign Government Obligations — 1.7%			49,770,095

4	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.05%, 10/25/34 (b)	USD	543	$531,989
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.73%, 2/25/35 (b)		913	836,788
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		6,811	6,799,409
Series 2011-4R, Class 5A1, 2.60%, 5/27/36 (a)(b)		9,142	8,799,312
Series 2011-4R, Class 6A1, 2.66%, 5/27/36 (a)(b)		1,810	1,785,989
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (b)		1,827	1,581,290
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.46%, 10/25/35 (b)		6,804	5,667,486
Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		1,313	1,077,173
MortgageIT Trust, Series 2004-1, Class A1, 0.97%, 11/25/34 (b)		2,088	1,984,881
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.41%, 2/25/46 (b)		4,015	1,777,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.63%, 11/25/34 (b)		5,812	5,707,268

			36,549,467
Commercial Mortgage-Backed Securities — 7.8%
BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN, Class A, 1.34%, 8/15/29 (a)(b)		2,484	2,485,567
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A4, 5.45%, 1/15/49		8,805	9,761,866
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	537,616
Series 2007-3, Class A4, 5.86%, 6/10/49 (b)		1,565	1,752,406
Series 2007-3, Class AM, 5.86%, 6/10/49 (b)		3,840	4,152,783
Series 2007-4, Class A3, 6.00%, 2/10/51 (b)		3,678	3,816,727
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,207,473
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		990	1,058,475
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (b)		3,730	4,220,827
Commercial Mortgage Pass-Through Certificates:
Series 2006-C8, Class AM, 5.35%, 12/10/46		4,316	4,675,577
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,218,381
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,460	3,249,078
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		4,440	4,283,934
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		3,830	3,959,772
Credit Suisse Mortgage Capital Certificates:
Series 2006-C4, Class A3, 5.47%, 9/15/39		2,591	2,853,911

Corporate Bonds	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)	USD	5,045	$5,204,366
Series 2008-C1, Class A2, 6.25%, 2/15/41 (b)		3,473	3,494,025
Series 2010-RR2, Class 2A, 5.95%, 9/15/39 (a)(b)		10,710	11,948,537
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		3,115	3,491,382
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		13,770	13,796,809
Extended Stay America Trust:
Series 2013-ESFL, Class CFL, 1.69%, 12/05/31 (a)(b)		6,000	5,956,986
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,393,169
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,382,405
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		8,470	8,444,933
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.64%, 5/10/40 (b)		7,145	7,143,629
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49		1,800	2,015,924
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		2,520	2,699,580
Series 2007-GG9, Class A2, 5.38%, 3/10/39		12,194	12,558,926
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,360	1,429,571
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class C, 3.63%, 6/05/31 (a)		830	821,378
GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.59%, 11/10/39		1,470	1,594,822
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		7,151	7,246,564
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.63%, 12/12/44 (b)		2,390	2,587,732
Series 2007-CB18, Class A3, 5.45%, 6/12/47		369	378,785
Series 2007-CB20, Class AM, 6.08%, 2/12/51 (b)		4,748	5,330,375
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (b)		6,624	6,790,180
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		3,596	3,856,682
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		2,760	2,897,630
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		7,955	8,866,555
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AJ, 5.46%, 11/12/37 (b)		3,765	3,882,694
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49		1,540	1,724,812
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.76%, 4/12/49 (b)		2,435	2,441,479

BLACKROCK FUNDS II	JUNE 30, 2013	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-IQ13, Class AM, 5.41%, 3/15/44	USD	2,350	$2,517,701
Series 2007-IQ15, Class AM, 6.09%, 6/11/49 (b)		4,145	4,463,050
Morgan Stanley ReREMIC Trust:
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		3,176	3,204,612
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		2,336	2,334,220
Series 2012-IO, Class AXB2, 1.00%, 3/27/51		2,420	2,349,941
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		5,098	5,161,363
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		4,796	5,296,029
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 4/15/25 (a)		2,156	2,153,741
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class B, 5.41%, 7/15/42 (b)		6,610	6,886,668
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		4,764	4,767,060
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		5,200	4,879,904

			229,628,612
Interest Only Commercial Mortgage-Backed Securities — 1.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		65,905	3,922,402
Citigroup Commercial Mortgage Trust, Series 2013-SMP, 0.90%, 1/20/30		89,283	2,827,777
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.42%, 5/15/45 (b)		21,771	2,779,386
Series 2013-CR6, Class XA, 1.71%, 3/10/46 (b)		49,681	4,080,215
Series 2013-LC6, Class XA, 1.96%, 1/10/46 (b)		55,565	5,704,531
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.33%, 6/20/29 (a)(b)		3,399	36,755
Series 1997-C2, Class AX, 0.28%, 1/17/35 (b)		1,053	518
GS Mortgage Securities Corp. II:
Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		37,855	1,484,235
Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		27,855	1,732,581
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.21%, 6/15/45 (b)		20,238	2,145,547
Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)		22,909	2,342,260
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (b)		4,040	188,106
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.87%, 3/15/45 (a)(b)		39,431	5,227,829
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.85%, 5/25/36 (a)(b)		7,492	120,116

Corporate Bonds	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.99%, 12/15/45 (a)(b)	USD	33,071	$3,767,503
Series 2013-C12, Class XA, 1.67%, 3/15/48 (a)(b)		52,034	4,968,926

			41,328,687
Total Non-Agency Mortgage-Backed Securities — 10.5%			307,506,766

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.27%, 6/01/77 (b)		710	575,647
Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		4,930	4,911,513
Diversified Financial Services — 0.1%
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		2,409	2,565,585
Insurance — 0.5%
American International Group, Inc., 8.18%, 5/15/68 (b)		2,305	2,812,100
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		2,660	3,167,813
Prudential Financial, Inc.:
5.88%, 9/15/42 (b)		2,206	2,211,515
5.20%, 3/15/44 (b)		195	184,275
XL Group PLC, 6.50%, 12/29/49 (b)		6,335	6,176,625

			14,552,328
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(c)		3,200	3,200,000
Total Capital Trusts — 0.9%			25,805,073

Trust Preferreds	Shares	Value
Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	133,685	3,723,127
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)	811,000	778,560
Total Trust Preferreds — 0.1%		4,501,687
Total Preferred Securities — 1.0%		30,306,760

Project Loans	Par (000)		Value
Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD	54	53,230
USGI Project, Series 87, 7.43%, 10/01/22		59	57,933
Total Project Loans — 0.0%			111,163

6	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	4,120	$4,446,510
5.50%, 6/15/43		4,935	5,385,269
Total Taxable Municipal Bonds — 0.3%			9,831,779

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 3.3%
Fannie Mae:
2.80%, 10/09/19 (f)		12,125	10,185,000
6.63%, 11/15/30		1,500	2,035,539
Federal Farm Credit Bank, 2.63%, 4/17/14		14,000	14,267,512
Federal Home Loan Bank, 5.63%, 6/13/16		4,550	5,164,769
Freddie Mac:
3.75%, 3/27/19		10,765	11,833,329
5.50%, 8/23/17		3,500	4,083,853
FREMF Mortgage Trust:
Series 2012-K706, Class C, 4.16%, 11/25/44 (a)(b)		675	624,668
Series 2012-K711, Class B, 3.56%, 8/25/45 (b)		3,495	3,347,927
Series 2013-K712, Class B, 3.48%, 12/25/19 (a)		7,930	7,448,871
Resolution Funding Corp. Interest Strip:
1.66%, 10/15/18 (f)		4,575	4,191,473
1.72%, 7/15/18 (f)		4,575	4,197,100
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		172	178,931
Series 1996-20H, 7.25%, 8/01/16		153	160,508
Series 1996-20J, 7.20%, 10/01/16		102	107,620
Series 1996-20K, 6.95%, 11/01/16		311	329,674
Series 1997-20B, Class 1, 7.10%, 2/01/17		407	434,223
Series 1997-20F, Class 1, 7.20%, 6/01/17		71	77,448
Series 1997-20G, Class 1, 6.85%, 7/01/17		608	645,752
Tennessee Valley Authority, 5.25%, 9/15/39		24,965	28,088,796

			97,402,993
Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		481	496,159
Series 2004-88, Class HA, 6.50%, 7/25/34		674	712,092
Series 2005-29, Class AT, 4.50%, 4/25/35		264	277,623
Series 2005-29, Class WB, 4.75%, 4/25/35		1,188	1,278,077
Series 2005-48, Class AR, 5.50%, 2/25/35		1,308	1,427,575
Series 2005-62, Class CQ, 4.75%, 7/25/35		1,314	1,398,439
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		1,703	1,912,657
Series 2594, Class TV, 5.50%, 3/15/14		701	709,745
Series 2825, Class VP, 5.50%, 6/15/15		990	1,009,107
Series 2864, Class NA, 5.50%, 1/15/31		441	443,196
Series 2996, Class MK, 5.50%, 6/15/35		45	49,421

			9,714,091

U.S. Government Sponsored Agency Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 1.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)	USD	17,641	$20,362,862
Freddie Mac:
Series K025, Class A2, 2.68%, 10/25/22		5,610	5,529,384
Series K027, Class A2, 2.64%, 1/25/23		6,440	6,134,564

			32,026,810
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2011-123, Class CS, 6.42%, 10/25/41 (b)		16,241	2,816,874
Series 2012-94, Class IK, 4.00%, 9/25/42		18,704	3,173,089
Series 2013-14, Class IA, 4.50%, 3/25/43		4,803	495,630
Series 2013-52, Class EI, 4.00%, 3/25/43		3,247	330,935

			6,816,528
Interest Only Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae:
Series 2013-M4, Class X1, 4.12%, 2/25/18 (b)		52,093	7,944,977
Series 2013-M5, Class X2, 2.53%, 1/25/21		11,807	1,704,140
Freddie Mac:
Series K019, Class X1, 1.89%, 3/25/22 (b)		9,809	1,133,666
Series K021, Class X1, 1.65%, 6/25/22 (b)		12,797	1,330,274
Series K025, Class X1, 1.03%, 10/25/22		39,353	2,552,580
Series K027, Class X1, 0.96%, 1/25/23 (b)		69,758	4,261,095
Series K707, Class X1, 1.69%, 1/25/47 (b)		21,670	1,557,424
Series K710, Class X1, 1.91%, 5/25/19 (b)		16,460	1,433,925
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		21,738	1,822,092

			23,740,173
Mortgage-Backed Securities — 51.2%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42 (b)		5,692	5,801,901
2.50%, 12/01/27-7/01/28 (g)		54,365	54,720,793
2.67%, 12/01/34 (b)		1,054	1,120,515
2.95%, 3/01/41 (b)		1,597	1,667,023
3.00%, 9/01/27-7/01/43 (g)		227,053	224,899,310
3.16%, 3/01/41 (b)		2,019	2,104,934
3.27%, 12/01/40 (b)		3,087	3,223,096
3.33%, 6/01/41 (b)		6,854	7,141,764
3.50%, 7/01/27-7/01/43 (b)(g)		209,182	213,522,219
4.00%, 1/01/25-7/01/43 (g)		89,867	94,140,565
4.50%, 2/01/25-7/01/43 (g)		83,143	88,114,418
4.77%, 8/01/38 (b)		706	756,905
5.00%, 4/01/29-7/01/43 (g)		94,532	102,021,165
5.50%, 9/01/13-7/01/43 (g)		85,277	92,784,264
6.00%, 5/01/16-7/01/43 (g)		28,826	31,997,023
6.50%, 5/01/40		13,081	14,492,539
7.00%, 7/01/13-6/01/32		148	157,555
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/28-7/01/43 (g)		77,629	76,366,484
3.05%, 2/01/41 (b)		2,758	2,885,023
3.50%, 7/01/28-7/01/43 (g)		57,500	58,404,344

BLACKROCK FUNDS II	JUNE 30, 2013	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Mortgage-Backed Securities (concluded)
4.00%, 7/01/28-7/01/43 (g)	USD	86,167		$89,623,679
4.50%, 10/01/41-7/01/43 (g)		44,310		46,654,202
5.00%, 7/01/35-5/01/39		23,649		25,307,683
5.23%, 11/01/38 (b)		146		155,510
5.50%, 7/01/13-5/01/36		1,593		1,712,901
6.00%, 12/01/13-12/01/32		1,385		1,479,536
6.50%, 8/01/13-7/01/17		27		29,293
8.00%, 11/01/22-10/01/25		5		5,736
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/43 (g)		53,380		52,778,543
3.50%, 7/15/43 (g)		40,400		41,457,872
4.00%, 2/20/41-7/15/43 (g)		43,101		45,301,484
4.50%, 5/20/41-2/15/42		70,080		75,166,532
5.00%, 12/15/38-7/15/43 (g)		39,427		42,768,087
5.50%, 3/15/32-11/15/33		18		19,982
6.00%, 12/15/36		381		425,476
7.50%, 11/15/29		—	(h)	501
9.00%, 7/15/18		1		587
9.50%, 11/15/16		5		5,529

				1,499,214,973
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.16%, 3/25/19 (f)		24		23,748
Total U.S. Government Sponsored Agency Securities — 57.0%				1,668,939,316

U.S. Treasury Obligations	Par (000)			Value
U.S. Treasury Bonds:
2.75%, 11/15/42		375		323,321
3.13%, 2/15/43 (i)		243,979		227,739,270
2.88%, 5/15/43 (i)		75,421		66,747,585
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		11,001		9,684,476
U.S. Treasury Inflation Indexed Notes, 0.13%, 1/15/23		39,114		37,925,149
U.S. Treasury Notes:
0.38%, 6/30/15 (i)		234,845		234,936,824
0.50%, 6/15/16 (i)		204,385		203,522,700
0.88%, 1/31/18 (i)		5,114		5,022,909
1.38%, 6/30/18-1/31/20 (i)		296,879		292,641,471
1.13%, 4/30/20		205		194,942
1.75%, 5/15/23 (i)		98,452		92,206,402
Total U.S. Treasury Obligations — 40.0%				1,170,945,049
Total Long-Term Investments (Cost — $4,488,400,668) — 151.7%				4,444,435,182

Short-Term Securities	Par (000)		Value
Mexican Cetes:
3.46%, 7/25/13 (f)	MXN	157,100	$12,095,201
3.80%, 8/08/13 (f)		644,560	49,545,378
Total Short-Term Securities (Cost — $62,773,737) — 2.1%			61,640,579

Options Purchased			Value
(Cost — $708,791) — 0.0%			272,594
Total Investments Before TBA Sale Commitments (Cost — $4,551,883,196*) — 153.8%			4,506,348,355

TBA Sale Commitments (g)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/28	USD	9,700	(9,756,078)
3.00%, 7/01/28-7/01/43		121,175	(120,093,321)
3.50%, 7/01/28-7/01/43		111,700	(114,090,074)
4.00%, 7/01/28-7/01/43		56,700	(59,240,510)
4.50%, 7/01/28-7/01/43		40,700	(43,066,684)
5.00%, 7/01/43		73,700	(79,313,869)
5.50%, 7/01/43		65,500	(71,139,144)
6.00%, 7/01/43		27,300	(29,688,750)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/43		41,400	(40,352,063)
3.50%, 7/01/43		24,100	(24,408,781)
4.00%, 7/01/43		36,700	(38,163,699)
5.50%, 7/01/43		100	(107,578)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/43		22,230	(21,976,440)
4.00%, 7/15/43		3,000	(3,144,375)
4.50%, 7/15/43		15,200	(16,176,031)
5.00%, 7/15/43		1,000	(1,082,188)
Total TBA Sale Commitments (Proceeds — $676,211,638) — (22.9)%			(671,799,585)
Total Investments Net of TBA Sale Commitments — 130.9%			3,834,548,770
Liabilities in Excess of Other Assets — (30.9)%			(905,323,223)

Net Assets — 100.0%			$2,929,225,547

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,554,344,308

Gross unrealized appreciation	$64,478,689
Gross unrealized depreciation	(112,474,642)

Net unrealized depreciation	$(47,995,953)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

8	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$1,569,766	$(5,078)
BNP Paribas Securities Corp.	$698,731	$(6,566)
Citigroup Global Markets, Inc.	$7,014,527	$(768,628)
Credit Suisse Securities (USA) LLC	$(95,399,755)	$952,171
Deutsche Bank Securities, Inc.	$(19,501,789)	$(219,418)
Goldman Sachs & Co.	$95,919,417	$(1,144,097)
J.P. Morgan Securities LLC	$(27,823,951)	$326,510
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$33,712,829	$(757,808)
Morgan Stanley & Co. LLC	$2,884,846	$145,268
RBC Capital Markets LLC	$3,308,066	$(28,254)
RBS Securities, Inc.	$(24,326,704)	$107,960
Wells Fargo Securities LLC	$4,573,859	$(28,766)

(h)	Par is less than $500.

(i)	All or a portion of securities with an aggregate market value of $1,408,216,757 have been pledged as collateral in connection with open reverse repurchase agreements.

•

Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$4,194	$167

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.19%	4/12/13	Open	$142,800,000	$142,860,293
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	5/15/13	Open	5,145,963	5,146,769
BNP Paribas Securities Corp.	0.17%	6/27/13	7/08/13	65,305,000	65,308,084
Credit Suisse Securities (USA) LLC	0.02%	6/28/13	7/01/13	91,717,680	91,717,833
Deutsche Bank Securities, Inc.	0.12%	6/28/13	7/01/13	203,618,556	203,620,592
Morgan Stanley & Co. LLC	0.20%	6/28/13	7/01/13	107,668,750	107,670,544
BNP Paribas Securities Corp.	0.09%	6/28/13	7/08/13	234,845,000	234,845,000
Deutsche Bank Securities, Inc.	0.07%	6/28/13	7/08/13	203,618,556	203,618,556
Deutsche Bank Securities, Inc.	(0.05)%	6/28/13	7/08/13	92,175,685	92,175,685
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	6/28/13	7/08/13	147,230,731	147,230,731
Morgan Stanley & Co. LLC	0.14%	6/28/13	7/08/13	122,687,500	122,687,500
Total				$1,416,813,421	$1,416,881,587

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
170	Australia Bond (10 Year)	Sydney	September 2013	USD	141,152,191	$(100,510)
435	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2013	USD	59,092,031	149,558
(148)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	(32,560,000)	(38,863)
(1,029)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	(124,557,234)	773,318

BLACKROCK FUNDS II	JUNE 30, 2013	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3,183)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	(402,848,438)	$4,710,212
(389)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	(57,304,563)	2,039,242
(12)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	(2,975,250)	6,734
(20)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	(4,949,250)	15,090
(20)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	(4,937,750)	(1,861)
(20)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	(4,925,000)	(1,624)
(8)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	(1,964,700)	(586)
Total						$7,550,710

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,248,000	USD	1,220,142	Goldman Sachs Bank USA	7/17/13	$(34,044)
EUR	6,109,000	USD	8,150,102	Deutsche Bank AG	7/23/13	(197,546)
USD	27,953,254	EUR	21,163,000	Bank of America N.A.	7/23/13	403,747
USD	20,427,970	EUR	15,558,241	Citibank N.A.	7/23/13	174,609
USD	11,970,716	MXN	154,574,000	Deutsche Bank AG	7/25/13	70,911
USD	26,443,175	MXN	341,072,000	Barclays Bank PLC	8/08/13	220,331
USD	2,636,889	MXN	34,110,000	Citibank N.A.	8/08/13	14,389
USD	18,988,573	MXN	245,602,000	Royal Bank of Scotland Group PLC	8/08/13	105,807
CNY	51,000,000	USD	8,030,231	Standard Chartered Bank	8/19/13	242,520
USD	7,915,567	CNY	51,000,000	Credit Suisse AG	8/19/13	(357,184)
AUD	10,480,000	USD	9,856,492	Bank of America N.A.	9/18/13	(330,314)
AUD	21,000,000	USD	19,187,910	Commonwealth Bank of Australia	9/18/13	(99,194)
AUD	6,400,000	USD	5,873,600	UBS AG	9/18/13	(56,086)
CAD	16,247,791	USD	15,385,000	Canadian Imperial Bank of Commerce	9/18/13	32,769
GBP	8,690,000	USD	13,384,590	Barclays Bank PLC	9/18/13	(174,743)
GBP	8,500,000	USD	13,150,223	Goldman Sachs Bank USA	9/18/13	(229,198)
JPY	1,159,866,000	USD	12,000,000	BNP Paribas S.A.	9/18/13	(300,816)
JPY	1,057,989,900	USD	11,220,000	Goldman Sachs Bank USA	9/18/13	(548,406)
JPY	937,210,792	USD	9,940,000	Royal Bank of Scotland Group PLC	9/18/13	(486,665)
MXN	129,685,526	USD	9,965,000	JPMorgan Chase Bank N.A.	9/18/13	(30,710)
MXN	155,139,140	USD	11,960,000	Morgan Stanley Capital Services LLC	9/18/13	(75,889)
USD	1,521,902	AUD	1,600,000	Citibank N.A.	9/18/13	67,524
USD	40,895,561	AUD	44,820,000	Goldman Sachs Bank USA	9/18/13	154,786
USD	9,451,500	AUD	10,000,000	UBS AG	9/18/13	361,635
USD	15,385,000	CAD	15,750,701	BNP Paribas S.A.	9/18/13	438,926
USD	18,682,432	EUR	14,005,000	Bank of America N.A.	9/18/13	446,099
USD	2,662,460	EUR	2,000,000	Citibank N.A.	9/18/13	58,200
USD	26,927,963	GBP	17,190,000	Credit Suisse International	9/18/13	797,092
USD	45,415,000	JPY	4,354,008,714	Bank of America N.A.	9/18/13	1,497,557
Total						$2,166,107

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Put	USD	1.24	10/01/13	EUR	40,800	$272,593

10	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	7/29/13	USD	7,400	$1

•	Credit default swaps – buy protection outstanding as of June 30, 2013 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 19 Version 1	5.00%	Credit Suisse International	12/20/17	USD	16,115	$(753,908)

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	3,790	$289,162
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	1,820	54,645
Total							$343,807

[1]	Using Standard & Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	$(626,370)
1.75%[2]	3-month LIBOR	Citibank N.A.	12/14/22	USD	800	(58,718)
2.32%[2]	3-month LIBOR	Bank of America N.A.	5/31/23	USD	6,500	(197,204)
2.30%[1]	3-month LIBOR	Chicago Mercantile	6/11/23	USD	1,600	53,212
2.89%[1]	3-month LIBOR	Bank of America N.A.	1/14/43	USD	43,800	3,961,080
3.01%[1]	3-month LIBOR	Bank of America N.A.	2/06/43	USD	7,515	517,355
3.02%[1]	3-month LIBOR	Credit Suisse International	2/06/43	USD	8,557	584,074
3.00%[1]	3-month LIBOR	Goldman Sachs Bank USA	2/11/43	USD	25,800	1,837,786
3.03%[1]	3-month LIBOR	Credit Suisse International	2/19/43	USD	8,000	534,938
2.80%[1]	3-month LIBOR	Bank of America N.A.	4/23/43	USD	7,780	918,080
2.80%[1]	3-month LIBOR	Barclays Bank PLC	4/23/43	USD	7,720	906,866
2.80%[1]	3-month LIBOR	Deutsche Bank AG	4/23/43	USD	7,880	925,661
3.04%[1]	3-month LIBOR	Barclays Bank PLC	5/23/43	USD	13,000	975,181
3.04%[1]	3-month LIBOR	Bank of America N.A.	5/24/43	USD	19,475	1,422,498
3.05%[1]	3-month LIBOR	Deutsche Bank AG	5/24/43	USD	17,525	1,256,118
Total						$13,010,557

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK FUNDS II	JUNE 30, 2013	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$408,077,768	$101,120,429	$509,198,197
Corporate Bonds	—	614,683,727	6,310,520	620,994,247
Foreign Agency Obligations	—	76,831,810	—	76,831,810
Foreign Government Obligations	—	49,770,095	—	49,770,095
Non-Agency Mortgage-Backed Securities	—	301,090,024	6,416,742	307,506,766
Other Interests	—	—	—	—
Preferred Securities	$3,723,127	26,583,633	—	30,306,760
Project Loans	—	—	111,163	111,163
Taxable Municipal Bonds	—	9,831,779	—	9,831,779
U.S. Government Sponsored Agency Securities	—	1,668,939,316	—	1,668,939,316
U.S. Treasury Obligations	—	1,170,945,049	—	1,170,945,049
Short-Term Securities	—	61,640,579	—	61,640,579
Options Purchased:
Foreign Currency Exchange Contracts	—	272,593	—	272,593
Interest Rate Contracts	—	1	—	1
Liabilities:
Investments:
TBA Sale Commitments	—	(671,799,585)	—	(671,799,585)
Total	$3,723,127	$3,716,866,789	$113,958,854	$3,834,548,770

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$343,807	—	$343,807
Foreign currency exchange contracts	—	5,086,902	—	5,086,902
Interest rate contracts	$7,694,154	13,892,849	—	21,587,003
Liabilities:
Credit contracts	—	(753,908)	—	(753,908)
Foreign currency exchange contracts	—	(2,920,795)	—	(2,920,795)
Interest rate contracts	(143,444)	(882,292)	—	(1,025,736)
Total	$7,550,710	$14,766,563	—	$22,317,273

[1]    Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$6,993,195	—	—	$6,993,195
Foreign currency at value	9,775,814	—	—	9,775,814
Cash pledged for financial futures contracts	6,388,000	—	—	6,388,000
Cash pledged as collateral for reverse repurchase agreements	2,645,000	—	—	2,645,000
Liabilities:
Reverse repurchase agreements	—	$(1,416,893,775)	—	(1,416,893,775)
Cash received as collateral for swaps	—	(10,420,000)	—	(10,420,000)
Total	$25,802,009	$(1,427,313,775)	—	$(1,401,511,766)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

12	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2012	$14,414,460	$18,120,000	$28,345,288	$142,353	$61,022,101
Transfers into Level 3[2]	6,920,000	—	—	—	6,920,000
Transfers out of Level 3[2]	(14,273,629)	—	(25,608,760)	—	(39,882,389)
Accrued discounts/premiums.	10,977	(1,947)	1,525	(252)	10,303
Net realized gain (loss)	16,187	(3,234)	35,038	189	48,180
Net change in unrealized appreciation/depreciation[3]	335,806	(4,299)	(160,962)	485	171,030
Purchases	95,867,579	6,320,000	7,696,355	—	109,883,934
Sales	(2,170,951)	(18,120,000)	(3,891,742)	(31,612)	(24,214,305)
Closing Balance, as of June 30, 2013	$101,120,429	$6,310,520	$6,416,742	$111,163	$113,958,854

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $39,882,389 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $165,849.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2013	13

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 2.4%
Fannie Mae:
Series 1996-48, Class Z, 7.00%, 11/25/26	$830		$936,011
Series 2003-9, Class EA, 4.50%, 10/25/17	1,162		1,177,649
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32	2,991		3,156,050
Series 2009-31, Class PT, 4.47%, 5/20/39 (a)	1,226		1,337,272
Series 2009-122, Class PY, 6.00%, 12/20/39	3,844		4,282,165
Series 2011-71, Class GF, 0.39%, 8/16/31 (a)	17,290		17,368,956

			28,258,103
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae:
Series 2013-14, Class IA, 4.50%, 3/25/43	4,238		437,321
Series 2013-20, Class IE, 4.00%, 3/25/43	4,771		999,395
Series 2013-52, Class EI, 4.00%, 3/25/43	2,755		280,793
Freddie Mac, Series 4035, Class IP, 4.50%, 10/15/41	5,132		680,087
Ginnie Mae, Series 2013-87, Class AS, 6.01%, 6/20/43 (a)	3,000		465,000

			2,862,596
Mortgage-Backed Securities — 222.9%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/28-6/01/28	25,500		25,687,444
3.00%, 7/01/28-7/01/43 (b)	233,823		229,123,334
3.28%, 2/01/41	119		119,677
3.40%, 4/01/41	192		193,942
3.50%, 7/01/43 (b)	354,200		359,568,326
4.00%, 2/01/41-7/01/43 (b)	37,274		38,931,297
4.49%, 7/01/37	116		122,949
4.50%, 7/01/43 (b)	2,000		2,114,562
4.70%, 6/01/35-5/01/36	169		178,549
4.94%, 10/01/33-5/01/34	331		358,769
5.00%, 1/01/21-7/01/35	8,107		8,753,153
5.07%, 12/01/33	93		100,620
5.19%, 4/01/33-3/01/34	1,304		1,422,526
5.30%, 1/01/36-3/01/37	4,057		4,413,153
5.32%, 10/01/32-2/01/34	732		799,666
5.44%, 12/01/33	114		124,430
5.50%, 12/01/32-7/01/43 (b)	150,790		163,782,346
5.69%, 8/01/32-2/01/33	1,001		1,106,890
6.00%, 7/01/38-9/01/39	50,745		55,173,348
6.07%, 7/01/32-8/01/32	544		604,687
6.50%, 9/01/28-8/01/35	7,322		8,368,988
8.00%, 8/01/14	3		3,355
8.50%, 1/20/18	937		995,633
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/43-7/01/43 (b)	42,478		41,467,837
3.50%, 9/01/20-9/01/26	1,399		1,460,857
4.00%, 9/01/13-5/01/26	2,487		2,615,282
4.50%, 10/01/35	22		22,761
5.00%, 5/01/35-12/01/38	616		657,194
5.49%, 8/01/37-6/01/38	4,667		5,037,940
5.60%, 8/01/37-9/01/38	6,919		7,510,613
5.88%, 11/01/37-1/01/39	1,364		1,479,192
6.00%, 11/01/13-8/01/16	6		5,817
7.50%, 2/01/27-3/01/27	3		3,346
9.00%, 12/01/19	—	(c)	133

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed Securities:
2.75%, 11/15/41-8/15/42	$780		$729,015
2.89%, 1/15/42-3/15/42	598		570,866
2.90%, 10/15/41-4/15/42	3,585		3,393,550
3.00%, 11/20/41-7/15/43 (b)	87,178		86,226,556
3.25%, 11/15/41-9/15/42	15,673		15,525,038
3.40%, 12/15/40-4/15/41	5,579		5,528,050
3.50%, 12/15/40-7/15/43 (b)(d)	360,789		370,780,424
3.63%, 7/15/41	179		184,438
3.75%, 10/15/40-9/15/42	5,537		5,691,249
3.99%, 10/15/40-1/15/41	900		925,631
4.00%, 3/15/41-7/15/43 (b)(d)	298,746		313,907,856
4.25%, 4/15/41-9/15/41	2,098		2,205,514
4.49%, 7/15/40-11/15/40	3,016		3,183,127
4.50%, 12/15/34-7/15/43 (b)(d)	301,784		323,651,760
4.96%, 11/15/35-7/15/36	6,398		6,838,784
5.00%, 9/15/28-4/20/42 (d)	153,079		166,900,483
5.50%, 7/15/16-3/15/42	93,347		102,308,781
5.88%, 10/20/37-1/20/39	5,027		5,512,858
6.00%, 7/15/16-1/15/39	95,802		106,849,980
6.50%, 5/15/16-7/15/43 (b)	82,964		93,621,528
7.00%, 3/20/24-5/15/31	106		120,550
7.50%, 4/20/23-10/20/25	8		9,103
8.00%, 3/15/17-5/15/30	244		268,636
8.50%, 6/15/16-2/15/25	97		104,713
9.00%, 4/15/16-10/15/21	124		128,334
9.50%, 6/15/16-9/15/22	182		190,531
10.00%, 2/15/16-6/15/18	68		69,252
11.50%, 12/15/15	—	(c)	496
12.00%, 6/15/15	2		1,892

			2,577,737,611
Total U.S. Government Sponsored Agency Securities — 225.6%			2,608,858,310

Total Long-Term Investments (Cost — $2,640,266,415) — 225.6%			2,608,858,310

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (e)(f)	18,449,174		18,449,174
Total Short-Term Securities (Cost — $18,449,174) — 1.6%			18,449,174

Options Purchased
(Cost — $2,819,676) — 0.2%			2,840,840
Total Investments Before TBA Sale Commitments and Options Written (Cost — $2,661,535,265*) — 227.4%			2,630,148,324

14	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (b)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/28	$25,400	$(25,546,843)
3.00%, 7/01/28-7/01/43	100,100	(98,074,105)
3.50%, 7/01/43	354,000	(359,365,295)
4.00%, 7/01/43	37,200	(38,753,390)
4.50%, 7/01/43	900	(952,313)
5.00%, 7/01/43	2,700	(2,905,664)
5.50%, 7/01/43	150,000	(162,914,070)
6.00%, 7/01/43	50,500	(54,918,750)
Freddie Mac Mortgage-Backed Securities, 3.00%, 7/01/43	42,400	(41,326,750)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/43	50,000	(49,445,315)
3.50%, 7/15/43	111,700	(114,620,490)
4.00%, 7/15/43	55,300	(58,039,064)
4.50%, 7/15/43	53,600	(57,140,532)
5.00%, 7/15/43	11,100	(11,970,656)
5.50%, 7/15/43	34,900	(37,994,649)
6.00%, 7/15/43	20,600	(22,776,681)
Total TBA Sale Commitments (Proceeds — $1,142,046,637) — (98.3)%		(1,136,744,567)

Options Written	Value
(Premiums Received — $ 6,038,116) — (0.6)%	$(7,248,484)
Total Investments Net of TBA Sale Commitments and Options Written — 128.5%	1,486,155,273
Liabilities in Excess of Other Assets — (28.5)%	(329,869,181)

Net Assets — 100.0%	$1,156,286,092

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,662,467,026

Gross unrealized appreciation	$12,291,957
Gross unrealized depreciation	(44,610,659)

Net unrealized depreciation	$(32,318,702)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$78,815,992	$(1,596,008)
Citigroup Global Markets, Inc.	$(51,063,132)	$325,665
Credit Suisse Securities (USA) LLC	$(137,603,868)	$(1,463,033)
Deutsche Bank Securities, Inc.	$171,956,504	$(3,873,302)
Goldman Sachs & Co.	$121,436,593	$(2,474,321)
J.P. Morgan Securities LLC	$136,620,583	$833,770
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(36,235,804)	$(367,222)
Morgan Stanley & Co. LLC	$(321,152,762)	$4,372,278
Nomura Securities International, Inc.	$(593,755)	$(289,068)
RBS Securities, Inc.	$(25,480,421)	$423,564

(c)	Amount is less than $500.

(d)	All or a portion of securities with an aggregate market value of $514,315,483 have been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	24,007,600	(5,558,426)	18,449,174	$10,944	$35

(f)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JUNE 30, 2013	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.17%	3/12/13	Open	$126,288,700	$126,354,896
Credit Suisse Securities (USA) LLC	0.18%	3/14/13	Open	7,774,527	7,778,764
Credit Suisse Securities (USA) LLC	0.12%	4/18/13	Open	63,846,871	63,862,620
Credit Suisse Securities (USA) LLC	0.18%	4/18/13	Open	38,413,736	38,427,949
Barclays Capital, Inc.	0.22%	6/19/13	7/22/13	161,445,000	161,476,572
Total				$397,768,834	$397,900,801

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
919	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	202,180,000	$35,105
528	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	77,781,000	179,093
114	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	28,210,725	(22,550)
114	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	28,145,175	(24,925)
114	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	28,072,500	(63,875)
114	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	27,996,975	(89,525)
(327)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	(39,582,328)	63,999
(435)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	(55,054,688)	(36,180)
(4)	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	(996,850)	110
(4)	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	(996,250)	620
(4)	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	(995,700)	941
(8)	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	(1,990,200)	1,247
(8)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	(1,988,700)	1,415
(8)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	(1,986,500)	1,867
(8)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	(1,983,500)	2,784
Total						$50,126

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	98.88	9/13/13	818	$255,625

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	7/29/13	USD	1,600	$—
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.25%	Receive	3-month LIBOR	10/23/13	USD	20,900	33,722
5-Year Interest Rate Swap	Bank of America N.A.	Put	1.50%	Pay	3-month LIBOR	7/11/13	USD	39,750	223,316
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.50%	Pay	3-month LIBOR	8/23/13	USD	42,300	475,143
5-Year Interest Rate Swap	Bank of America N.A.	Put	1.25%	Pay	3-month LIBOR	10/23/13	USD	20,900	531,362
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	USD	30,600	1,321,672
Total									$2,585,215

16	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	99.13	9/13/13	1,636	$(132,925)

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Bank of America N.A.	Call	5.08%	Pay	3-month LIBOR	2/10/14	USD	11,400	$(2,188,645)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	19,850	(15,882)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.15%	Pay	3-month LIBOR	8/26/14	USD	42,300	(64,727)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.15%	Pay	3-month LIBOR	9/11/14	USD	32,050	(49,213)
10-Year Interest Rate Swap	Citibank N.A.	Call	5.25%	Pay	3-month LIBOR	1/27/15	USD	8,600	(1,487,946)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.08%	Receive	3-month LIBOR	2/10/14	USD	11,400	(15,086)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	19,850	(459,662)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.15%	Receive	3-month LIBOR	8/26/14	USD	42,300	(960,430)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.15%	Receive	3-month LIBOR	9/11/14	USD	32,050	(766,005)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.25%	Receive	3-month LIBOR	1/27/15	USD	8,600	(62,624)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	USD	61,200	(1,045,339)
Total									$(7,115,559)

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	USD	190,400	$427,804
0.57%[1]	3-month LIBOR	Chicago Mercantile	6/25/15	USD	164,900	(180,873)
0.88%[2]	3-month LIBOR	Deutsche Bank AG	8/28/17	USD	16,300	(202,455)
2.07%[2]	3-month LIBOR	Citibank N.A.	5/01/22	USD	12,400	(399,516)
2.31%[1]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	800	25,231
2.37%[2]	3-month LIBOR	Chicago Mercantile	6/17/23	USD	11,000	(308,127)
2.89%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/14/43	USD	11,400	1,029,565
2.81%[1]	3-month LIBOR	Citibank N.A.	4/25/43	USD	21,900	2,531,953
2.77%[1]	3-month LIBOR	Bank of America N.A.	5/03/43	USD	11,100	1,367,430
3.07%[1]	3-month LIBOR	Citibank N.A.	5/17/43	USD	19,100	1,264,739
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	7,900	504,139
Total						$6,059,890

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	7,484	$(20,025)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	7,034	130,325
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/39	USD	930	14,371

BLACKROCK FUNDS II	JUNE 30, 2013	17

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	Total return swaps outstanding as of June 30, 2013 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/39	USD	7,933	$8,521
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	USD	7,453	163,549
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	USD	1,487	30,550
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	11,326	178,634
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	8,584	161,871
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/42	USD	766	(16,006)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/42	USD	1,660	(34,031)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/42	USD	2,490	34,561
Total						$652,320

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$2,608,393,310	$465,000	$2,608,858,310
Short-Term Securities.	$18,449,174	—	—	18,449,174
Options Purchased:
Interest Rate Contracts	255,625	2,585,215	—	2,840,840
Liabilities:
Investments:
TBA Sale Commitments	—	(1,136,744,567)	—	(1,136,744,567)
Total	$18,704,799	$1,474,233,958	$465,000	$1,493,403,757

18	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$287,181	$7,873,243	—	$8,160,424
Liabilities:
Interest rate contracts	(369,980)	(8,276,592)	—	(8,646,572)
Total	$(82,799)	$(403,349)	—	$(486,148)

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,775,431	—	—	$2,775,431
Cash pledged for financial futures contracts	2,701,000	—	—	2,701,000
Cash pledged as collateral for swaps	396,000	—	—	396,000
Liabilities:
Reverse repurchase agreements	—	$(397,900,801)	—	(397,900,801)
Cash received as collateral for swaps	—	(3,700,000)	—	(3,700,000)
Total	$5,872,431	$(401,600,801)	—	$(395,728,370)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	19

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2013-1A, Class D, 4.09%, 4/20/25 (a)(b)	USD	3,000	$2,940,000
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.93%, 4/15/24 (a)(b)		3,500	3,421,250
Series 2013-1A, Class E, 4.93%, 4/15/24 (a)(b)		5,000	4,575,000
ALM V Ltd.:
Series 2012-5A, Class D, 5.78%, 2/13/23 (a)(b)		9,245	9,244,723
Series 2012-5X, Class D, 5.78%, 2/13/23 (b)		3,000	2,995,500
Apidos CLO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)		1,000	954,600
ARES Enhanced Loan Investment Strategy II Ltd., Series 2005-2A, Class C1, 2.13%, 1/26/20 (a)(b)		2,750	2,718,100
Atrium CDO Corp., Series 10A, Class D, 3.78%, 7/16/25 (a)(b)		1,000	967,000
Benefit Street Partners CLO Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (a)(b)		2,000	1,928,600
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.67%, 5/15/25 (a)(b)		1,000	943,100
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.27%, 4/17/25 (a)(b)		1,000	948,500
Carlyle Global Market Strategies CLO Ltd.:
Series 2013-1A, Class C, 4.29%, 2/14/25 (a)(b)		1,000	1,004,080
Series 2013-2A, Class D, 4.06%, 4/18/25 (a)(b)		2,250	2,139,075
Cavalry CLO II:
Series 2A, Class C, 3.23%, 1/17/24 (a)(b)		4,500	4,500,000
Series 2A, Class D, 4.38%, 1/17/24 (a)(b)		1,000	1,005,000
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		1,000	982,550
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (a)(b)		2,250	2,221,875
CFIP CLO Ltd., Series 2013-1A, Class D, 4.04%, 4/20/24 (a)(b)		2,000	1,760,000
CIFC Funding Ltd.:
Series 2012-1A, Class B1L, 5.53%, 8/14/24 (a)(b)		2,250	2,295,000
Series 2013-2A, Class B1L, 3.93%, 4/21/25 (a)(b)		1,750	1,706,250
ColumbusNova CLO Ltd., Series 2006-1A, Class D, 1.86%, 7/18/18 (a)(b)		2,000	1,900,000
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.53%, 11/14/21 (a)(b)		1,500	1,444,500
ECP CLO Ltd., Series 2013-5A, Class C, 3.82%, 1/20/25 (a)(b)		4,250	4,104,480
EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49 (b)(c)(d)		1,905	723,720
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.93%, 3/21/24 (a)(b)		2,250	2,166,300
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.78%, 10/25/24 (a)(b)		1,650	1,652,145
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.68%, 11/15/24 (a)(b)		1,000	965,000
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.56%, 4/25/25 (a)(b)		1,500	1,444,650
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)		2,000	1,964,320
ING Investment Management CLO Ltd.:
Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)		1,250	1,218,750

Asset-Backed Securities	Par (000)		Value
Series 2013-2A, Class D, 5.28%, 4/25/25 (a)(b)	USD	750	$706,500
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.27%, 11/05/24 (a)(b)		4,000	4,000,000
Marine Park CLO Ltd., Series 2012-1A, Class D, 6.02%, 5/18/23 (a)(b)		2,500	2,475,000
Mill Creek CLO Ltd., Series 2011-1A, Class E, 7.03%, 1/20/22 (a)(b)		5,500	5,502,750
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.55%, 4/12/24 (a)(b)		1,000	942,500
Octagon Investment Partners XV Ltd.:
Series 2013-1A, Class D, 3.95%, 1/19/25 (a)(b)		5,935	5,742,113
Series 2013-1A, Class E, 5.15%, 1/19/25 (a)(b)		3,000	2,790,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (a)(b)		1,250	1,217,250
OZLM Funding III Ltd., Series 2013-3A, Class B, 3.35%, 1/22/25 (a)(b)		4,500	4,525,200
OZLM Funding Ltd.:
Series 2012-2A, Class C, 4.63%, 10/30/23 (a)(b)		1,000	1,007,500
Series 2013-4A, Class C, 3.47%, 7/22/25 (a)(b)		2,000	1,915,600
Regatta Funding LP:
Series 2013-2A, Class C, 4.80%, 1/15/25 (a)(b)		2,750	2,760,753
Series 2013-2A, Class D, 6.30%, 1/15/25 (a)(b)		4,500	4,499,460
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		1,250	1,217,188
Tyron Park CLO Ltd.:
Series 2013-1A, Class C, 3.77%, 7/15/25 (a)(b)		2,250	2,209,050
Series 2013-1A, Class D, 4.67%, 7/15/25 (a)(b)		3,200	2,959,264
Total Asset-Backed Securities — 1.1%			111,304,196

Common Stocks	Shares	Value
Auto Components — 0.3%
Delphi Automotive PLC	279,300	14,157,717
The Goodyear Tire & Rubber Co. (c)	1,253,145	19,160,587
Lear Corp.	10,350	625,761

		33,944,065
Automobiles — 1.3%
General Motors Co. (c)	4,100,992	136,604,044
Biotechnology — 0.1%
Elan Corp. PLC — ADR (c)	775,800	10,969,812
Ironwood Pharmaceuticals, Inc. (c)	175,338	1,744,613

		12,714,425
Capital Markets — 1.7%
American Capital Ltd. (c)	13,242,944	167,788,100
E*Trade Financial Corp. (c)	414,700	5,250,102
Freedom Pay, Inc. (c)	314,534	3

		173,038,205
Chemicals — 0.3%
ADA-ES, Inc. (c)	155,110	6,533,233
Huntsman Corp.	1,262,600	20,908,656

		27,441,889
Commercial Banks — 0.3%
CIT Group, Inc. (c)	673,734	31,416,216

20	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT	1,108,793	$1,552
Adelphia Recovery Trust, Series ACC-4 INT (c)	34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT	242,876	2,963
Adelphia Recovery Trust, Series Frontiervision INT	131,748	1,331

		9,285
Diversified Telecommunication Services — 0.2%
Broadview Networks Holdings, Inc. (c)	401,700	2,530,710
Level 3 Communications, Inc. (c)	574,180	12,103,714

		14,634,424
Electrical Equipment — 0.0%
Medis Technologies Ltd. (c)	852,625	9
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Corp. (c)	1,648,448	22,583,738
Travelport Worldwide Ltd. (c)	16,509,407	12,827,809

		35,411,547
Household Durables — 0.1%
MDC Holdings, Inc.	111,500	3,624,865
Meritage Homes Corp. (c)	111,800	4,847,648
PulteGroup, Inc. (c)	208,700	3,959,039

		12,431,552
Insurance — 0.4%
American International Group, Inc. (c)	1,007,295	45,026,087
Machinery — 0.0%
Reunion Industries, Inc. (c)	8,341	584
Media — 0.4%
Cablevision Systems Corp., Class A	1,551,910	26,103,126
Clear Channel Outdoor Holdings, Inc., Class A (c)	148,418	1,107,198
HMH Holdings (Education Media) (c)	181,221	4,729,864
Loral Space & Communications, Inc.	90,995	5,457,880

		37,398,068
Metals & Mining — 0.1%
African Minerals Ltd. (c)	736,359	2,122,347
Peninsula Energy Ltd. (c)(e)	255,393,495	2,563,347

		4,685,694
Oil, Gas & Consumable Fuels — 0.3%
African Petroleum Corp. Ltd. (c)	5,561,495	762,942
Laricina Energy Ltd. (c)	376,471	12,457,156
Osum Oil Sands Corp. (c)	1,600,000	21,329,276

		34,549,374
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (c)	2,303,699	8,652,288
Ainsworth Lumber Co. Ltd. (c)	1,315,439	4,002,477
Ainsworth Lumber Co. Ltd. (a)(c)	925,544	2,816,146
NewPage Corp. (c)	122,280	11,005,200
Western Forest Products, Inc. (c)	1,996,629	2,392,082

		28,868,193
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor Ltd. (c)	146,622	1,986,728
Spansion, Inc., Class A (c)	486,678	6,093,209
SunPower Corp. (c)	1,381	28,587

		8,108,524
Software — 0.1%
Bankruptcy Management Solutions, Inc. (c)	5,718	—
kCAD Holdings I Ltd. (c)	2,860,032,041	14,443,162

		14,443,162

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.1%
HD Supply Holdings, Inc. (c)	669,000	$12,570,510
Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (c)	377,649	27,338,011
SBA Communications Corp., Class A (c)	377,649	27,991,344

		55,329,355
Total Common Stocks — 7.0%		718,625,212

Corporate Bonds	Par (000)		Value
Advertising — 0.1%
Affinion Group, Inc., 7.88%, 12/15/18	USD	7,192	5,429,960
Checkout Holding Corp., 10.60%, 11/15/15 (a)(f)		8,190	6,408,675

			11,838,635
Aerospace & Defense — 0.6%
Bombardier, Inc., 4.25%, 1/15/16 (a)		19,693	20,136,093
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		3,915	4,184,156
7.13%, 3/15/21		13,100	14,082,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		16,656	17,821,920
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)(g)		7,557	7,757,721

			63,982,390
Airlines — 0.9%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		14,505	14,573,174
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23 (g)		18,450	19,603,095
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		20,855	21,063,550
Continental Airlines Pass-Through Trust, Series 1999-1, Class B, 6.80%, 2/02/20		430	443,306
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18 (g)		1,375	1,512,568
National Air Cargo Group, Inc.:
12.38%, 8/16/15		5,010	5,017,597
12.38%, 8/16/15		4,945	4,952,506
Scandinavian Airlines System Denmark-Norway- Sweden, 9.65%, 6/16/14	EUR	800	1,062,110
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14	USD	9,518	10,041,818
Series 2012-2, Class B, 6.75%, 12/03/22		5,735	5,964,400
US Airways Group, Inc., 6.13%, 6/01/18		10,235	9,672,075

			93,906,199
Auto Components — 0.8%
AA Bond Co. Ltd., 9.50%, 7/31/19	GBP	6,700	10,559,828
Continental Rubber of America Corp., 4.50%, 9/15/19 (a)	USD	5,300	5,457,277
Delphi Corp., 6.13%, 5/15/21		3,210	3,498,900
GKN Holdings PLC, 5.38%, 9/19/22	GBP	7,140	10,855,846
Icahn Enterprises LP, 4.00%, 8/15/13 (a)(b)(h)	USD	2,290	2,293,435
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		5,440	5,956,800
Schaeffler Finance BV:
4.25%, 5/15/18	EUR	4,573	5,833,364
4.75%, 5/15/21 (a)	USD	7,628	7,246,600
Servus Luxembourg Holding SCA, 7.75%, 6/15/18	EUR	10,782	13,788,711
Titan International, Inc.:
7.88%, 10/01/17	USD	7,140	7,497,000

BLACKROCK FUNDS II	JUNE 30, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
7.88%, 10/01/17 (a)	USD	6,880	$7,224,000

			80,211,761
Automobiles — 0.2%
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	11,086	18,294,566
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17	USD	915	1,040,813
Building Products — 0.7%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		17,073	16,518,127
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		9,975	10,598,437
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	4,590	6,307,919
HeidelbergCement Finance Luxembourg SA, 7.50%, 4/03/20		1,929	2,931,439
Interline Brands, Inc., 7.50%, 11/15/18	USD	3,670	3,853,500
The Ryland Group, Inc., 6.63%, 5/01/20		4,025	4,226,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	5,460	7,579,582
USG Corp., 9.75%, 1/15/18	USD	20,889	23,709,015

			75,724,269
Capital Markets — 0.2%
E*Trade Financial Corp.:
1.83%, 8/31/19 (a)(f)(h)		1,420	1,745,713
Series A, 1.83%, 8/31/19 (f)(h)		328	403,235
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (a)		6,064	5,730,480
Lehman Brothers Holdings, Inc.:
4.75%, 1/16/14 (b)(c)(d)	EUR	14,545	4,993,419
0.00%, 2/05/14 (b)(c)(d)		22,800	7,122,589
5.38%, 10/17/14 (b)(c)(d)		4,550	1,562,053

			21,557,489
Chemicals — 2.6%
Ashland, Inc., 3.88%, 4/15/18 (a)	USD	5,000	4,950,000
Axiall Corp., 4.88%, 5/15/23 (a)		4,388	4,168,600
Basell Finance Co. BV, 8.10%, 3/15/27 (a)(g)		14,444	18,283,851
Celanese U.S. Holdings LLC, 5.88%, 6/15/21		9,775	10,361,500
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		10,001	9,600,960
Huntsman International LLC:
8.63%, 3/15/20		4,340	4,719,750
4.88%, 11/15/20		6,426	6,345,675
8.63%, 3/15/21		12,415	13,625,463
INEOS Finance PLC, 7.50%, 5/01/20 (a)		10,538	11,196,625
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)		11,285	10,777,175
6.50%, 8/15/18	EUR	11,623	14,471,487
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	1,590	1,605,900
Momentive Performance Materials, Inc., 8.88%, 10/15/20		25,806	26,967,270
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		2,940	2,925,300
NOVA Chemicals Corp., 8.63%, 11/01/19 (g)		8,646	9,478,177
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		7,315	7,296,713
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18	EUR	6,802	9,673,032
Perstorp Holding AB, 8.75%, 5/15/17 (a)	USD	5,665	5,665,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		6,051	5,929,980
Rain CII Carbon LLC/CII Carbon Corp.:
8.25%, 1/15/21 (a)		9,441	9,441,000
8.50%, 1/15/21	EUR	810	1,054,331
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	33,244	33,410,220

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)	USD	14,204	$13,564,820
Tronox Finance LLC, 6.38%, 8/15/20 (a)		8,188	7,717,190
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		17,000	17,340,000
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 5.75%, 2/01/21	EUR	3,000	3,904,928

			264,474,947
Commercial Banks — 0.6%
CIT Group, Inc.:
6.63%, 4/01/18 (a)	USD	7,460	8,056,800
5.50%, 2/15/19 (a)		27,616	28,513,520
6.00%, 4/01/36 (g)		21,122	20,640,524

			57,210,844
Commercial Services & Supplies — 5.0%
ACCO Brands Corp., 6.75%, 4/30/20		1,482	1,491,263
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		8,980	9,159,600
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	10,222	13,407,843
ARAMARK Corp., 5.75%, 3/15/20 (a)	USD	22,415	22,919,337
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		7,360	7,751,243
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		301	322,070
Casella Waste Systems, Inc., 7.75%, 2/15/19		1,021	969,950
Ceridian Corp.:
11.25%, 11/15/15		4,170	4,227,337
8.88%, 7/15/19 (a)(g)		64,583	71,767,859
11.00%, 3/15/21 (a)(g)		49,456	54,648,880
Covanta Holding Corp., 6.38%, 10/01/22		11,605	11,728,001
Darling International, Inc., 8.50%, 12/15/18		1,225	1,355,156
GCL Holdings SCA:
9.38%, 4/15/18	EUR	2,588	3,587,614
9.38%, 4/15/18 (a)		5,145	7,132,253
HD Supply, Inc.:
8.13%, 4/15/19	USD	47,409	51,912,855
11.00%, 4/15/20		63,717	74,230,305
7.50%, 7/15/20 (a)(g)		72,241	73,144,013
Igloo Holdings Corp., 8.25%, 12/15/17 (a)(i)		10,152	10,355,040
IVS Group, 7.13%, 4/01/20	EUR	8,051	10,060,344
La Financiere Atalian SA, 7.25%, 1/15/20		5,370	6,858,762
Laureate Education, Inc., 9.25%, 9/01/19 (a)	USD	28,705	30,714,350
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		1,504	1,458,880
Mobile Mini, Inc., 7.88%, 12/01/20		9,500	10,212,500
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		8,220	8,055,600
ServiceMaster Co., 7.00%, 8/15/20		1,733	1,644,184
TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18		2,382	2,638,065
Verisure Holding AB:
8.75%, 9/01/18	EUR	3,413	4,775,694
Series B, 8.75%, 12/01/18		2,051	2,763,108
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	12,797	13,244,895

			512,537,001
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		2,175	1,631,250
6.45%, 3/15/29		6,454	4,888,905

			6,520,155

22	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Computers & Peripherals — 0.2%
EMC Corp., Series B, 1.75%, 12/01/13 (g)(h)	USD	6,746	$9,967,215
SanDisk Corp., 1.50%, 8/15/17 (h)		11,067	14,753,694

			24,720,909
Construction & Engineering — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (a)		8,277	8,525,310
Texas Industries, Inc., 9.25%, 8/15/20		8,328	8,973,420
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		5,371	5,277,007

			22,775,737
Construction Materials — 0.1%
Cemex SAB de CV, 5.88%, 3/25/19 (a)		5,910	5, 732,700
Consumer Finance — 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		7,869	8,321,467
Containers & Packaging — 1.7%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17 (a)	EUR	313	426,766
7.38%, 10/15/17 (a)	USD	2,935	3,133,113
9.13%, 10/15/20 (a)		6,424	6,849,590
9.25%, 10/15/20 (a)	EUR	2,457	3,350,048
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7.38%, 10/15/17		3,022	4,120,408
9.13%, 10/15/20 (a)	USD	16,427	17,433,154
7.00%, 11/15/20 (a)		33,961	32,729,914
4.88%, 11/15/22 (a)		9,651	9,023,685
5.00%, 11/15/22	EUR	7,830	9,733,228
Ball Corp., 6.75%, 9/15/20	USD	3,280	3,534,200
Berry Plastics Corp., 9.75%, 1/15/21		5,601	6,329,130
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	15,108	19,527,561
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	2,847	3,017,820
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		4,035	3,802,987
Graphic Packaging International, Inc.:
7.88%, 10/01/18		3,730	4,028,400
4.75%, 4/15/21		7,956	7,697,430
Greif Luxembourg Finance SCA, 7.38%, 7/15/21 (a)	EUR	2,085	3,039,596
OI European Group BV, 4.88%, 3/31/21		8,846	11,341,616
Pactiv LLC, 7.95%, 12/15/25	USD	16,537	14,717,930
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)		10,374	11,022,375

			174,858,951
Distributors — 0.0%
VWR Funding, Inc., 7.25%, 9/15/17		3,135	3,244,725
Diversified Consumer Services — 0.1%
Service Corp. International, 5.38%, 1/15/22 (a)		2,375	2,369,063
ServiceMaster Co., 8.00%, 2/15/20		4,009	3,998,977

			6,368,040
Diversified Financial Services — 3.1%
Air Lease Corp., 4.50%, 1/15/16		16,631	16,714,155
Ally Financial, Inc.:
8.00%, 11/01/31 (g)		98,215	118,103,537
8.00%, 11/01/31		18,853	22,529,335
Bank of America Corp., 8.00% (b)(j)		8,900	9,912,375
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)(g)		9,621	9,669,105
CNG Holdings, Inc., 9.38%, 5/15/20 (a)		4,845	4,651,200
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust:
Series 2012-1, Class A, 5.13%, 11/30/24 (a)		21,110	21,109,877

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Series 2012-1, Class B, 6.50%, 5/30/21 (a)	USD	4,124	$4,202,004
EC Finance PLC, 9.75%, 8/01/17	EUR	12,791	17,942,963
General Motors Financial Co., Inc.:
6.75%, 6/01/18	USD	7,868	8,556,450
4.25%, 5/15/23 (a)		11,846	11,031,587
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		36,020	37,821,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		13,880	13,463,600
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		14,992	14,542,240
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		8,916	8,938,290
Springleaf Finance Corp., 6.90%, 12/15/17		3,020	2,963,375

			322,151,093
Diversified Telecommunication Services — 3.4%
Avaya, Inc.:
7.00%, 4/01/19 (a)		9,570	8,636,925
10.50%, 3/01/21 (a)		21,042	15,939,315
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		6,180	6,149,100
CenturyLink, Inc., 5.63%, 4/01/20		23,936	24,175,360
CommScope Holding Co., Inc., 6.63%, 6/01/20 (a)(i)		16,970	16,206,350
Consolidated Communications Finance Co., 10.88%, 6/01/20		10,310	11,650,300
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (a)		38,636	36,317,840
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)		45,555	45,896,663
Level 3 Communications, Inc., 8.88%, 6/01/19		6,755	7,025,200
Level 3 Financing, Inc.:
8.13%, 7/01/19		38,412	40,332,600
7.00%, 6/01/20		11,799	11,769,503
8.63%, 7/15/20		20,460	21,789,900
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(c)(d)(h)		14,623	7,311
Sprint Capital Corp., 6.88%, 11/15/28		27,347	26,253,120
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	8,444	11,046,026
6.75%, 8/15/24		13,069	17,230,612
TW Telecom Holdings, Inc., 5.38%, 10/01/22	USD	9,640	9,567,700
UPCB Finance II Ltd.:
6.38%, 7/01/20	EUR	3,805	5,045,614
6.38%, 7/01/20 (a)		12,406	16,450,957
Windstream Corp.:
7.88%, 11/01/17	USD	7,825	8,587,937
7.75%, 10/15/20		5,753	5,954,355
6.38%, 8/01/23		8,754	8,184,990

			354,217,678
Electric Utilities — 3.3%
DPL, Inc.:
6.50%, 10/15/16		6,483	6,774,735
7.25%, 10/15/21		20,662	21,385,170
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		23,390	23,740,850
11.25%, 12/01/18 (a)(i)		43,665	36,897,180
10.00%, 12/01/20 (g)		142,580	156,125,100
10.00%, 12/01/20 (a)		33,165	36,232,763
12.25%, 3/01/22 (a)		12,216	13,498,680
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)		217	166,972
Homer City Generation LP, 8.73%, 10/01/26 (i)		11,210	11,714,450
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	1,638	2,252,767

BLACKROCK FUNDS II	JUNE 30, 2013	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	25,350	$33,260,615

			342,049,282
Electrical Equipment — 0.4%
General Cable Corp., 5.75%, 10/01/22 (a)	USD	18,460	18,275,400
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	12,690	16,352,667
Trionista TopCo GmbH, 6.88%, 4/30/21		2,927	3,771,809

			38,399,876
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
5.50%, 4/15/23		4,490	5,654,433
5.50%, 9/01/22 (a)	USD	6,660	6,543,450
Techem GmbH:
6.13%, 10/01/19	EUR	10,759	14,669,581
6.13%, 10/01/19 (a)		891	1,214,852

			28,082,316
Energy Equipment & Services — 1.4%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	9,247	9,593,763
Cie Generale de Geophysique — Veritas:
7.75%, 5/15/17		3,176	3,223,640
6.50%, 6/01/21		20,140	20,341,400
Gulfmark Offshore, Inc., 6.38%, 3/15/22		3,815	3,786,387
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		7,680	7,718,400
Oil States International, Inc.:
6.50%, 6/01/19 (g)		17,605	18,221,175
5.13%, 1/15/23 (a)		7,820	8,191,450
Pacific Drilling SA, 5.38%, 6/01/20 (a)		15,057	14,078,295
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		12,160	13,224,000
Seadrill Ltd., 5.63%, 9/15/17 (a)		48,576	47,847,360

			146,225,870
Food & Staples Retailing — 0.4%
Co-operative Group Holdings:
5.63%, 7/08/20 (k)	GBP	6,150	8,605,586
6.25%, 7/08/26 (k)		2,000	2,768,145
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)	USD	13,174	12,581,170
Rite Aid Corp.:
9.25%, 3/15/20		7,035	7,764,881
6.75%, 6/15/21 (a)		9,227	9,065,527

			40,785,309
Food Products — 0.5%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	9,911	15,036,539
8.75%, 6/15/20		5,970	9,125,526
Del Monte Corp., 7.63%, 2/15/19	USD	1,637	1,682,018
DGS International Finance Co., 10.00%, 6/01/49 (a)(c)(d)		20,000	2
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 5/01/14		1,890	1,993,950
Post Holdings, Inc., 7.38%, 2/15/22		12,500	13,375,000
Smithfield Foods, Inc., 6.63%, 8/15/22		8,740	9,395,500

			50,608,535
Health Care Equipment & Supplies — 1.5%
Alere, Inc., 6.50%, 6/15/20 (a)		1,537	1,490,890
Biomet, Inc.:
6.50%, 8/01/20		36,063	37,167,429
6.50%, 10/01/20		51,082	50,954,295

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18	USD	5,561	$6,005,880
7.75%, 4/15/18		4,190	4,137,625
9.88%, 4/15/18		7,390	7,722,550
Hanger, Inc., 7.13%, 11/15/18		4,032	4,314,240
Hologic, Inc., 6.25%, 8/01/20		11,063	11,470,948
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/01/18		1,321	1,420,075
12.50%, 11/01/19		7,569	7,796,070
Ontex IV SA:
7.50%, 4/15/18	EUR	368	492,656
7.50%, 4/15/18 (a)		2,870	3,842,182
9.00%, 4/15/19		10,991	14,356,427

			151,171,267
Health Care Providers & Services — 3.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	9,615	10,264,013
Care UK Health & Social Care PLC, 9.75%, 8/01/17	GBP	6,181	9,542,063
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	12,463	12,649,945
8.00%, 11/15/19		4,000	4,255,000
7.13%, 7/15/20		13,681	14,091,430
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		3,510	3,501,225
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	759,288
5.75%, 2/15/21 (a)		180	189,000
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		260	287,300
HCA Holdings, Inc., 6.25%, 2/15/21		7,412	7,560,240
HCA, Inc.:
6.75%, 7/15/13		500	500,000
8.50%, 4/15/19		2,235	2,398,434
6.50%, 2/15/20 (g)		50,214	54,325,271
7.88%, 2/15/20		18,125	19,518,359
7.25%, 9/15/20		24,375	26,172,656
5.88%, 3/15/22		27,803	28,532,829
4.75%, 5/01/23		11,801	11,299,457
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		10,969	11,071,834
IDH Finance PLC:
6.00%, 12/01/18	GBP	3,668	5,467,300
6.00%, 12/01/18 (a)		1,700	2,533,918
INC Research LLC, 11.50%, 7/15/19 (a)	USD	9,062	9,741,650
Omnicare, Inc., 7.75%, 6/01/20		24,609	26,946,855
Priory Group No. 3 PLC:
7.00%, 2/15/18	GBP	10,617	16,309,502
7.00%, 2/15/18 (a)		6,799	10,444,410
Symbion, Inc., 8.00%, 6/15/16	USD	6,870	7,144,800
Teleflex, Inc., 6.88%, 6/01/19		6,560	6,920,800
Tenet Healthcare Corp.:
6.25%, 11/01/18		31,164	32,800,110
6.75%, 2/01/20		10,210	9,903,700
8.00%, 8/01/20		3,639	3,761,816
4.38%, 10/01/21 (a)		25,052	22,985,210
4.50%, 4/01/21 (a)		4,986	4,649,445
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19		8,745	9,269,700
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	10,179	15,559,251

			401,356,811

24	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 2.3%
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	USD	8,540	$7,344,400
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		3,905	3,944,050
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	15,350	20,100,096
Diamond Resorts Corp., 12.00%, 8/15/18	USD	20,382	22,318,290
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	4,347	6,476,203
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (a)(c)(d)	USD	2,470	1,544
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	15,250	24,493,524
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	1,085	1,141,963
5.88%, 3/15/21		4,625	4,416,875
MCE Finance Ltd., 5.00%, 2/15/21 (a)		16,553	15,518,437
MGM Resorts International:
8.63%, 2/01/19		5,135	5,802,550
6.75%, 10/01/20		2,024	2,094,840
MTR Gaming Group, Inc., 11.50%, 8/01/19 (i)		11,794	12,324,390
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		12,634	13,518,380
Scientific Games Corp., 8.13%, 9/15/18		1,800	1,926,000
Scientific Games International, Inc., 9.25%, 6/15/19		185	200,263
Sisal Holding Istituto di Pagamento SpA, 7.25%, 9/30/17	EUR	2,617	3,338,271
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)	USD	19,910	19,213,150
Station Casinos LLC, 7.50%, 3/01/21 (a)		29,195	29,486,950
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		29,820	29,820,000
Travelport LLC/Travelport Holdings, Inc.:
6.40%, 3/01/16 (a)(b)		2,604	2,435,131
13.88%, 3/01/16 (a)(i)		5,730	5,858,925
11.88%, 9/01/16 (a)		495	462,777
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63%, 9/15/14 (a)		3,985	896,561

			233,133,570
Household Durables — 2.5%
Beazer Homes USA, Inc., 6.63%, 4/15/18		16,197	17,189,066
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		14,073	14,178,547
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		10,392	10,197,150
D.R. Horton, Inc., 4.38%, 9/15/22		11,838	11,246,100
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		35,292	38,027,130
9.13%, 11/15/20 (a)		2,685	2,940,075
KB Home, 7.50%, 9/15/22		7,992	8,571,420
Lennar Corp., 5.00%, 11/15/22 (a)		13,245	12,582,750
PH Holding LLC, 9.75%, 12/31/17		11,150	11,484,500
Pulte Group, Inc., 6.38%, 5/15/33		6,170	5,768,950
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		36,781	39,263,717
Standard Pacific Corp.:
10.75%, 9/15/16		21,572	25,616,750
8.38%, 1/15/21		41,549	47,365,860
William Lyon Homes, Inc., 8.50%, 11/15/20 (a)		10,155	11,043,563

			255,475,578
Household Products — 1.4%
Libbey Glass, Inc., 6.88%, 5/15/20		4,463	4,669,414
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.13%, 4/15/19		15,046	15,892,337

Corporate Bonds	Par (000)		Value
Household Products (concluded)
9.00%, 4/15/19	USD	18,690	$19,297,425
7.88%, 8/15/19		9,235	10,066,150
9.88%, 8/15/19		988	1,057,160
5.75%, 10/15/20 (g)		52,147	52,538,103
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		6,568	6,879,980
6.63%, 11/15/22 (a)		12,280	12,863,300
Spectrum Brands, Inc.:
9.50%, 6/15/18		10,743	11,763,585
6.75%, 3/15/20		642	676,508
Zobele Holding SpA, 7.88%, 2/01/18	EUR	3,690	4,815,069

			140,519,031
Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 7.50%, 2/15/21 (a)	USD	8,345	8,908,287
Dynegy, Inc., 5.88%, 6/01/23 (a)		11,162	10,157,420
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		3,483	3,561,581
Series C, 9.68%, 7/02/26		22,257	23,147,280
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		2,585	2,804,725
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		8,753	9,628,725
NRG Energy, Inc.:
7.63%, 1/15/18		7,693	8,231,510
7.63%, 5/15/19		11,935	12,472,075
7.88%, 5/15/21		5,860	6,255,550

			85,167,153
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		16,380	16,461,900
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		5,785	6,146,563
MGIC Investment Corp., 2.00%, 4/01/20 (h)		1,876	2,124,570
Radian Group, Inc.:
3.00%, 11/15/17 (h)		2,216	2,770,000
2.25%, 3/01/19 (h)		5,448	6,949,605

			34,452,638
Internet Software & Services — 0.9%
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		7,906	7,471,170
VeriSign, Inc., 4.63%, 5/01/23 (a)		10,736	10,413,920
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		29,080	31,551,800
10.13%, 7/01/20		43,253	48,010,830

			97,447,720
IT Services — 0.6%
APX Group, Inc.:
6.38%, 12/01/19 (a)		18,285	17,370,750
8.75%, 12/01/20 (a)		29,007	27,629,167
Cerved Technologies SpA:
6.38%, 1/15/20	EUR	1,959	2,498,920
8.00%, 1/15/21		2,009	2,484,250
WEX, Inc., 4.75%, 2/01/23 (a)	USD	11,344	10,720,080

			60,703,167
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		14,574	16,104,270
Machinery — 0.3%
Boart Longyear Management Pty Ltd., 7.00%, 4/01/21 (a)		3,390	3,195,075
DH Services Luxembourg S.a.r.l, 7.75%, 12/15/20 (a)		3,400	3,553,000
Navistar International Corp., 8.25%, 11/01/21		7,008	6,885,360

BLACKROCK FUNDS II	JUNE 30, 2013	25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Machinery (concluded)
SPX Corp., 6.88%, 9/01/17	USD	3,634	$3,924,720
Terex Corp., 6.00%, 5/15/21		9,115	9,092,213

			26,650,368
Media — 6.1%
AMC Networks, Inc.:
7.75%, 7/15/21		8,319	9,088,508
4.75%, 12/15/22		7,586	7,320,490
Cablevision Systems Corp., 5.88%, 9/15/22 (g)		13,883	13,431,803
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		13,815	13,124,250
5.13%, 2/15/23 (g)		21,395	20,057,813
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		14,769	10,855,215
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		15,690	14,748,600
Cinemark USA, Inc., 5.13%, 12/15/22		7,365	7,107,225
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (a)		16,796	16,292,120
9.00%, 3/01/21		24,432	23,210,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		2,950	3,038,500
Series B, 7.63%, 3/15/20		22,258	23,037,030
6.50%, 11/15/22 (a)		36,729	37,830,870
6.50%, 11/15/22 (a)		16,362	16,771,050
DISH DBS Corp.:
4.25%, 4/01/18 (a)		18,705	18,330,900
5.13%, 5/01/20 (a)		43,581	42,709,380
5.88%, 7/15/22		23,895	24,253,425
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		6,880	7,430,400
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (a)		11,840	12,550,400
Lynx I Corp., 6.00%, 4/15/21	GBP	38,634	58,263,614
Lynx II Corp.:
6.38%, 4/15/23 (a)	USD	4,143	4,174,073
7.00%, 4/15/23	GBP	4,500	6,810,094
The McClatchy Co., 9.00%, 12/15/22 (a)	USD	13,896	14,590,800
MDC Partners, Inc., 6.75%, 4/01/20 (a)		5,675	5,660,813
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		11,901	11,811,743
Nara Cable Funding Ltd.:
8.88%, 12/01/18	EUR	3,555	4,824,002
8.88%, 12/01/18 (a)	USD	3,150	3,228,750
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		1,258	1,320,900
7.75%, 10/15/18		18,040	19,393,000
Odeon & UCI Finco PLC:
9.00%, 8/01/18	GBP	2,370	3,793,918
9.00%, 8/01/18 (a)		4,179	6,689,782
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (a)	USD	2,591	2,591,000
Regal Entertainment Group, 5.75%, 2/01/25		3,163	3,004,850
Sinclair Television Group, Inc., 9.25%, 11/01/17 (a)		3,100	3,286,000
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		12,504	11,753,760
4.63%, 5/15/23 (a)		6,137	5,676,725
Truven Health Analytics, Inc., 10.63%, 6/01/20 (a)		13,360	14,696,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	21,510	29,727,231
5.63%, 4/15/23		1,147	1,436,997
5.75%, 1/15/23		9,400	11,898,966
5.50%, 1/15/23 (a)	USD	9,345	8,831,025
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	7,525	10,872,296

Corporate Bonds	Par (000)		Value
Media (concluded)
Univision Communications, Inc.:
8.50%, 5/15/21 (a)	USD	10,709	$11,378,313
6.75%, 9/15/22 (a)		9,305	9,770,250
5.13%, 5/15/23 (a)		18,788	17,754,660
WMG Acquisition Corp.:
11.50%, 10/01/18		15,849	18,147,105
6.00%, 1/15/21 (a)		3,175	3,230,563

			625,805,609
Metals & Mining — 3.1%
ArcelorMittal:
4.25%, 2/25/15		6,178	6,224,335
4.25%, 8/05/15		15,334	15,487,340
9.50%, 2/15/15		15,960	17,436,300
4.25%, 3/01/16		16,813	16,897,065
5.00%, 2/25/17		12,685	12,843,563
6.13%, 6/01/18 (g)		11,506	11,851,180
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	9,305	12,232,903
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)	USD	655	661,550
6.38%, 2/01/16 (a)(g)		27,959	27,923,652
6.00%, 4/01/17 (a)(g)		44,724	43,494,090
6.88%, 2/01/18 (a)		900	888,750
Global Brass and Copper, Inc., 9.50%, 6/01/19 (a)		8,225	8,800,750
Kaiser Aluminum Corp., 8.25%, 6/01/20		6,075	6,728,063
New Gold, Inc.:
7.00%, 4/15/20 (a)		4,155	4,196,550
6.25%, 11/15/22 (a)		10,155	9,723,413
Novelis, Inc.:
8.38%, 12/15/17		16,828	17,837,680
8.75%, 12/15/20 (g)		60,279	64,649,227
Peninsula Energy Ltd., 0.01%, 12/14/14 (e)(f)		19,200	19,200,000
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)		7,631	1
Steel Dynamics, Inc., 6.38%, 8/15/22 (a)		7,250	7,648,750
Taseko Mines Ltd., 7.75%, 4/15/19		9,402	9,284,475
Vedanta Resources PLC, 8.25%, 6/07/21 (a)		2,940	2,962,050

			316,971,687
Oil, Gas & Consumable Fuels — 11.0%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		11,810	11,957,625
4.88%, 5/15/23		20,048	18,594,520
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (h)		21,646	19,589,630
Alpha Natural Resources, Inc., 6.25%, 6/01/21		7,912	6,290,040
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		6,767	6,682,413
Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp., 5.88%, 8/01/23 (a)		11,185	10,625,750
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		21,502	22,362,080
7.50%, 4/01/20 (a)		3,399	3,331,020
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		3,024	3,046,680
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		3,195	3,258,900
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		4,719	4,671,810
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		15,538	16,159,520
Chaparral Energy, Inc., 7.63%, 11/15/22		7,205	7,349,100
Chesapeake Energy Corp.:
7.25%, 12/15/18		6,015	6,706,725

26	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
6.63%, 8/15/20 (g)	USD	12,104	$13,011,800
6.88%, 11/15/20		10,891	11,816,735
6.13%, 2/15/21 (g)		7,307	7,672,350
5.75%, 3/15/23		17,415	17,632,687
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21		25,227	25,605,405
Concho Resources, Inc.:
7.00%, 1/15/21		786	844,950
6.50%, 1/15/22		12,764	13,497,930
5.50%, 10/01/22		12,190	12,068,100
5.50%, 4/01/23		1,936	1,906,960
CONSOL Energy, Inc.:
8.00%, 4/01/17		9,065	9,540,913
8.25%, 4/01/20		12,176	12,754,360
Continental Resources, Inc.:
7.13%, 4/01/21		3,965	4,361,500
5.00%, 9/15/22		6,211	6,319,693
4.50%, 4/15/23 (a)		4,406	4,284,835
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		4,035	4,277,100
Crown Oil Partners IV LP, 15.00%, 11/22/14		10,125	10,564,341
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		12,135	11,892,300
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (a)		6,239	6,114,220
Denbury Resources, Inc., 4.63%, 7/15/23		30,166	27,828,135
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		11,465	11,436,337
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		14,890	16,341,775
7.75%, 6/15/19		12,660	13,039,800
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		6,415	7,248,950
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		27,560	29,489,200
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		25,039	25,977,963
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (a)		1,790	1,745,250
Halcon Resources Corp.:
9.75%, 7/15/20		2,995	2,987,513
8.88%, 5/15/21		14,901	14,453,970
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		3,875	4,165,625
7.63%, 4/15/21 (a)		5,473	5,801,380
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/01/20		3,830	3,858,725
IVG Finance BV, 1.75%, 3/29/17 (h)	EUR	19,400	15,024,861
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	USD	11,730	12,727,050
Laredo Petroleum, Inc.:
9.50%, 2/15/19		22,575	24,832,500
7.38%, 5/01/22		9,650	10,132,500
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21 (a)		5,649	5,437,163
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19 (a)		16,090	15,325,725
8.63%, 4/15/20		8,235	8,646,750
7.75%, 2/01/21		7,639	7,658,097
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		7,439	7,662,170
5.50%, 2/15/23		4,282	4,217,770
4.50%, 7/15/23		11,329	10,366,035
MEG Energy Corp.:
6.50%, 3/15/21 (a)		43,834	43,450,453

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 1/30/23 (a)	USD	1,693	$1,642,210
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (a)		7,155	7,047,675
Newfield Exploration Co.:
6.88%, 2/01/20		6,350	6,540,500
5.63%, 7/01/24 (g)		4,030	3,909,100
Northern Oil and Gas, Inc., 8.00%, 6/01/20		8,180	8,261,800
Oasis Petroleum, Inc.:
7.25%, 2/01/19		5,760	6,004,800
6.50%, 11/01/21		6,115	6,267,875
6.88%, 1/15/23		7,215	7,431,450
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		14,591	14,335,657
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		15,315	16,042,463
PDC Energy, Inc., 7.75%, 10/15/22 (a)		6,500	6,711,250
Peabody Energy Corp.:
6.00%, 11/15/18 (g)		15,435	15,473,587
6.25%, 11/15/21 (g)		11,359	10,961,435
7.88%, 11/01/26 (g)		14,150	14,291,500
4.75%, 12/15/66 (h)		14,792	10,271,195
Penn Virginia Corp., 8.50%, 5/01/20 (a)		7,076	6,863,720
PetroBakken Energy Ltd., 8.63%, 2/01/20 (a)		7,002	6,651,900
Plains Exploration & Production Co., 7.63%, 4/01/20		1,235	1,364,974
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	2,038,120
6.50%, 12/15/21		781	790,763
QEP Resources, Inc.:
6.88%, 3/01/21		4,470	4,816,425
5.38%, 10/01/22		6,439	6,374,610
5.25%, 5/01/23		5,867	5,720,325
Range Resources Corp.:
8.00%, 5/15/19		5,555	5,916,075
6.75%, 8/01/20		3,331	3,572,497
5.75%, 6/01/21		24,524	25,259,720
5.00%, 8/15/22		8,600	8,406,500
5.00%, 3/15/23		5,903	5,770,183
Regency Energy Partners LP/Regency Energy Finance Corp.:
6.88%, 12/01/18		1,291	1,358,778
4.50%, 11/01/23 (a)		13,783	12,473,615
Rosetta Resources, Inc., 5.63%, 5/01/21		9,514	9,288,043
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (a)		41,997	40,737,090
5.63%, 4/15/23 (a)		11,738	11,092,410
Sabine Pass LNG LP:
7.50%, 11/30/16 (g)		67,006	72,115,207
6.50%, 11/01/20 (a)		10,620	10,726,200
SandRidge Energy, Inc.:
8.75%, 1/15/20		5,348	5,454,960
7.50%, 2/15/23		14,013	13,312,350
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		3,682	3,663,590
SM Energy Co.:
6.63%, 2/15/19		7,720	8,086,700
6.50%, 11/15/21		15,805	16,595,250
6.50%, 1/01/23		9,435	9,906,750
5.00%, 1/15/24 (a)		14,350	13,704,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		10,164	10,316,460

BLACKROCK FUNDS II	JUNE 30, 2013	27

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)	USD	6,164	$6,071,540
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	2,908,927
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20	USD	5,750	5,893,750
Western Refining, Inc., 6.25%, 4/01/21 (a)		5,742	5,612,805
Whiting Petroleum Corp., 6.50%, 10/01/18		4,425	4,679,437

			1,127,384,110
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		26,035	27,597,100
APP Finance II Mauritius Ltd., 12.00%, 12/29/49 (c)(d)		21,000	2,100
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		6,189	6,591,285
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17		1,410	1,487,550
Cascades, Inc., 7.75%, 12/15/17		6,080	6,338,400
Clearwater Paper Corp.:
7.13%, 11/01/18		4,335	4,638,450
4.50%, 2/01/23 (a)		8,166	7,757,700
NewPage Corp., 11.38%, 12/31/14 (c)(d)		28,195	3
Sappi Papier Holding GmbH:
8.38%, 6/15/19 (a)		4,855	5,122,025
6.63%, 4/15/21 (a)		935	906,950
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		8,850	9,027,000

			69,468,563
Pharmaceuticals — 1.4%
Capsugel FinanceCo SCA:
9.88%, 8/01/19	EUR	1,435	2,065,850
9.88%, 8/01/19 (a)		4,600	6,622,237
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)	USD	7,518	7,574,385
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	4,903	6,732,961
inVentiv Health, Inc., 9.00%, 1/15/18 (a)	USD	9,630	10,063,350
Omnicare, Inc., 3.75%, 4/01/42 (h)		10,164	12,616,065
Sky Growth Acquisition Corp., 7.38%, 10/15/20 (a)		19,168	19,647,200
Valeant Pharmaceuticals International:
6.75%, 10/01/17 (a)		1,500	1,552,500
6.88%, 12/01/18 (a)		7,912	8,109,800
6.38%, 10/15/20 (a)		8,659	8,561,586
6.75%, 8/15/21 (a)		2,389	2,391,986
7.25%, 7/15/22 (a)		4,405	4,471,075
VPII Escrow Corp, 6.75%, 8/15/18 (a)		56,637	58,052,925

			148,461,920
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	2,835	3,690,157
Real Estate Investment Trusts (REITs) — 0.3%
Felcor Lodging LP:
6.75%, 6/01/19	USD	10,992	11,486,640
5.63%, 3/01/23		5,741	5,583,123
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(g)(h)		4,310	5,845,437
iStar Financial, Inc., 4.88%, 7/01/18		10,020	9,418,800

			32,334,000
Real Estate Management & Development — 2.0%
Annington Finance No. 5 PLC, 13.00%, 1/15/23 (i)	GBP	3,500	6,388,028
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,914	7,993,140

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)	USD	31,840	$32,795,200
Realogy Group LLC:
7.88%, 2/15/19 (a)		36,665	38,681,575
7.63%, 1/15/20 (a)		47,320	51,223,900
9.00%, 1/15/20 (a)		7,745	8,635,675
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		24,183	23,638,883
RPG Byty Sro, 6.75%, 5/01/20	EUR	8,889	10,644,678
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
7.75%, 4/15/20 (a)	USD	5,000	5,387,500
5.25%, 4/15/21 (a)		9,519	9,043,050
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(d)		1,115	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,900	2,878,985
Series A4, 5.66%, 6/30/27		5,250	7,388,712

			204,699,326
Road & Rail — 0.5%
The Hertz Corp.:
4.25%, 4/01/18 (a)	USD	6,099	5,946,525
7.50%, 10/15/18		5,615	6,022,087
6.75%, 4/15/19		7,060	7,465,950
5.88%, 10/15/20		2,250	2,317,500
7.38%, 1/15/21		13,500	14,613,750
6.25%, 10/15/22		7,780	8,120,375
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		5,669	5,640,655

			50,126,842
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		15,870	15,552,600
5.75%, 2/15/21 (a)		9,240	9,355,500
Spansion LLC, 7.88%, 11/15/17		9,239	9,423,780

			34,331,880
Software — 3.7%
Epicor Software Corp., 8.63%, 5/01/19		11,222	11,502,550
First Data Corp.:
7.38%, 6/15/19 (a)(g)		67,948	69,816,570
8.88%, 8/15/20 (a)		1,625	1,771,250
6.75%, 11/01/20 (a)		37,497	38,153,197
11.25%, 1/15/21 (a)		800	798,000
10.63%, 6/15/21 (a)		21,475	21,206,563
11.75%, 8/15/21 (a)		14,683	13,214,700
IMS Health, Inc.:
12.50%, 3/01/18 (a)		36,543	42,481,237
6.00%, 11/01/20 (a)		8,779	8,932,633
Infor US, Inc.:
9.38%, 4/01/19 (g)		51,392	55,696,080
10.00%, 4/01/19	EUR	2,080	2,924,010
Interactive Data Corp., 10.25%, 8/01/18	USD	23,025	25,500,187
Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.25%, 1/15/18 (a)		5,167	5,270,340
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		30,832	30,138,280
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		15,187	16,250,090
SunGard Data Systems, Inc.:
7.38%, 11/15/18		8,810	9,294,550
6.63%, 11/01/19 (a)		28,630	28,773,150

			381,723,387

28	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 1.6%
Asbury Automotive Group, Inc.:
8.38%, 11/15/20	USD	7,355	$8,145,663
8.38%, 11/15/20 (a)		2,941	3,257,158
Brighthouse Group Ltd.:
7.88%, 5/15/18	GBP	2,565	3,882,534
7.88%, 5/15/18 (a)		400	605,463
Claire’s Stores, Inc.:
9.00%, 3/15/19 (a)	USD	13,941	15,335,100
7.75%, 6/01/20 (a)		8,543	8,265,353
CST Brands, Inc., 5.00%, 5/01/23 (a)		6,723	6,554,925
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	1,680	2,638,255
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	2,777	2,784,337
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	9,289	14,654,463
8.88%, 8/15/18 (a)		5,639	8,896,169
J. Crew Group, Inc., 8.13%, 3/01/19	USD	6,251	6,563,550
Michaels Stores, Inc., 7.75%, 11/01/18		6,036	6,458,520
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(i)		5,174	5,303,350
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		22,997	24,664,283
Penske Automotive Group, Inc., 5.75%, 10/01/22		13,665	13,938,300
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24	GBP	321	460,155
Series A7, 4.77%, 6/30/33		1,083	1,531,616
QVC, Inc., 5.13%, 7/02/22	USD	2,357	2,381,840
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		4,755	5,099,737
5.75%, 6/01/22		5,964	6,053,460
Sonic Automotive, Inc., 5.00%, 5/15/23 (a)		2,939	2,850,830
United Rentals North America, Inc., 8.25%, 2/01/21		10,542	11,543,490

			161,868,551
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co.:
7.75%, 5/15/18	EUR	2,189	3,006,007
6.88%, 5/01/22	USD	6,994	7,588,490
PVH Corp.:
7.38%, 5/15/20		5,607	6,083,595
7.75%, 11/15/23		450	519,145
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (a)		14,463	14,173,740

			31,370,977
Trading Companies & Distributors — 1.5%
Aircastle Ltd.:
6.75%, 4/15/17		7,215	7,575,750
6.25%, 12/01/19		11,147	11,578,946
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		17,545	17,237,963
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		14,509	15,125,633
H&E Equipment Services, Inc., 7.00%, 9/01/22		13,987	14,581,447
Rexel SA, 5.13%, 6/15/20	EUR	8,449	10,970,085
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	6,115	6,527,763
7.63%, 4/15/22		45,106	48,827,245
6.13%, 6/15/23		11,520	11,462,400
5.75%, 7/15/18		8,917	9,362,850

			153,250,082

Corporate Bonds	Par (000)		Value
Transportation Infrastructure — 0.2%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	15,532	$20,014,943
Wireless Telecommunication Services — 3.1%
Cricket Communications, Inc., 7.75%, 10/15/20 (g)	USD	16,501	15,840,960
Crown Castle International Corp., 5.25%, 1/15/23		25,110	24,105,600
Digicel Group Ltd.:
10.50%, 4/15/18 (a)		5,119	5,426,140
8.25%, 9/30/20 (a)		28,934	29,946,690
Digicel Ltd., 6.00%, 4/15/21 (a)		59,420	56,151,900
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		13,321	12,788,160
MetroPCS Wireless, Inc., 6.63%, 11/15/20		11,319	11,743,463
NII Capital Corp., 7.63%, 4/01/21		6,022	4,682,105
Phones4u Finance PLC:
9.50%, 4/01/18	GBP	10,789	16,737,819
9.50%, 4/01/18 (a)		6,510	10,099,472
Softbank Corp., 4.50%, 4/15/20 (a)	USD	23,900	23,033,625
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)		59,611	69,744,870
7.00%, 3/01/20 (a)		36,755	39,695,400

			319,996,204
Total Corporate Bonds — 77.5%			7,959,521,368

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense — 0.2%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		19,282	19,297,694
Airlines — 0.5%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		5,505	5,501,292
Delta Air Lines, Inc., Term Loan, 3.52%, 9/16/15		2,047	1,955,138
Genesee & Wyoming, Inc., Term Loan, 2.19%, 9/29/17		10,383	10,331,196
Northwest Airlines, Inc.:
Term Loan, 1.68%, 3/10/17		7,611	6,735,992
Term Loan, 2.30%, 3/10/17		9,127	8,447,739
Term Loan, 2.30%, 3/10/17		9,112	8,433,612
Term Loan, 1.68%, 9/10/18		7,729	6,840,846
Term Loan, 1.68%, 9/10/18		7,662	6,781,379

			55,027,194
Auto Components — 1.1%
Federal-Mogul Corp.:
Tranche B Term Loan, 2.13% - 2.14%, 12/29/14		72,908	69,562,571
Tranche C Term Loan, 2.13% - 2.14%, 12/28/15		43,536	41,538,211
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		2,805	2,809,516

			113,910,298
Building Products — 0.3%
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		16,768	16,757,990

BLACKROCK FUNDS II	JUNE 30, 2013	29

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Building Products (concluded)
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19	USD	13,865	$13,738,182

			30,496,172
Capital Markets — 0.4%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		28,408	28,455,441
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		13,230	13,015,013

			41,470,454
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		27,912	27,789,713
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Euro Term Loan, 5.25%, 1/18/20	EUR	933	1,217,383
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 4.00%, 5/04/18	USD	5,589	5,468,067
Macdermid, Inc., Term Loan, 7.75%, 12/07/20		4,405	4,443,544
Oxea S.A.R.L., Term Loan, 7.25%, 6/05/20		12,840	12,775,800

			51,694,507
Commercial Services & Supplies — 0.6%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/01/20		2,025	2,055,375
HD Supply, Inc., Term Loan B, 4.50%, 10/12/17		23,307	23,243,844
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		16,174	15,958,129
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		9,395	9,342,200
TWCC Holding Corp., Term Loan, 7.00%, 12/11/20		8,030	8,070,150

			58,669,698
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 7.50%, 1/30/19	EUR	18,472	24,064,128
U.S. Term Loan, 7.25%, 1/30/19	USD	47,367	47,742,121

			71,806,249
Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan (2013), 5.50%, 8/31/19		9,545	9,497,275
Diversified Financial Services — 0.1%
Nuveen Investments, Inc.:
Tranche B First-Lien Term Loan, 4.20%, 5/13/17		4,889	4,859,292
Tranche B Second-Lien Term Loan, 6.50%, 2/28/19		10,695	10,543,452

			15,402,744
Diversified Telecommunication Services — 0.1%
Avaya, Inc., Term Loan B5, 8.00%, 3/31/18		4,023	3,763,723
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,086	5,072,853
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		3,805	3,801,423

			12,637,999
Energy Equipment & Services — 0.4%
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Term Loan B, 5.75%, 3/28/19		12,808	12,839,920
Term Loan, 6.25%, 10/25/17		28,396	28,254,423

			41,094,343

Floating Rate Loan Interests (b)	Par (000)		Value
Food & Staples Retailing — 0.5%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.49%, 7/09/15	GBP	24,310	$36,581,844
Facility B4, 4.00%, 7/10/17		4,250	6,342,939
Rite Aid Corp., Term Loan, 5.75%, 8/21/20	USD	3,730	3,776,625

			46,701,408
Food Products — 0.1%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		6,983	7,001,423
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb, Inc., New Parent Term Loan, 4.00%, 5/18/19		9,993	10,052,429
Health Care Providers & Services — 0.2%
Genesis HealthCare Corp., Term Loan, 10.00%, 12/04/17		7,105	7,318,134
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		7,563	7,676,293
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		10,153	10,108,275

			25,102,702
Hotels, Restaurants & Leisure — 5.5%
Harrah’s Las Vegas LLC:
Mezzanine 1, 3.28%, 2/13/14		2,469	1,780,233
Mezzanine 2, 3.28%, 2/13/14		2,177	1,569,589
Mezzanine 3, 3.28%, 2/13/14		2,177	1,569,589
Mezzanine 4, 3.28%, 2/13/14		2,177	1,569,589
Harrah’s Las Vegas Propco LLC, Term Loan, 3.78%, 2/13/14		271,844	250,889,803
Hilton Worldwide, Inc. (FKA Hilton Hotels Corp.):
Mezzanine E Loan, 4.19%, 11/12/15		37,173	36,568,820
Mezzanine F Loan, 4.44%, 11/12/15		188,867	185,089,826
Mezzanine G Loan, 4.69%, 11/12/15		42,297	41,450,580
MGM Resorts International (MGM Grand Detroit LLC), Term Loan B, 3.50%, 12/20/19		8,581	8,516,669
Station Casinos LLC, Term Loan B, 5.00%, 3/02/20		23,895	23,864,882
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 8.38%, 12/01/16 (a)(i)		2,157	2,138,783
Tranche 1 Loan, 9.50%, 1/31/16		3,016	3,087,650
Tranche 2 Loan, 8.38%, 12/01/16 (a)(i)		4,294	4,258,812

			562,354,825
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., Term Loan, 4.00%, 4/01/18		5,692	5,677,543
Insurance — 0.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		11,298	11,269,979
Internet Software & Services — 0.5%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		52,136	52,048,510
Life Sciences Tools & Services — 0.1%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		6,875	6,909,827
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		4,513	4,510,136

			11,419,963
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II US Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		3,899	3,864,340

30	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
INA Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C, 4.25%, 1/27/17	USD	18,700	$18,704,675
Rexnord LLC/RBS Global, Inc., 2013 Term B Loan Refinancing, 3.75%, 4/01/18		9,631	9,607,244

			32,176,259
Media — 0.6%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Term Loan, 2.70%, 7/03/14		7,781	5,790,374
Clear Channel Communications, Inc.:
Term Loan D, 6.95%, 1/30/19		36,851	33,514,115
Tranche B Term Loan, 3.85%, 1/29/16		5,181	4,724,597
Tranche C Term Loan, 3.85%, 1/29/16		2,631	2,364,868
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term Loan B, 4.25%, 6/29/18		7,537	7,534,616
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		2,937	2,907,146
Virgin Media Investment Holdings Ltd., Facility B, 3.50%, 4/07/20		4,170	4,120,210

			60,955,926
Metals & Mining — 0.8%
Constellium Holdco BV (Constellium France SAS), Term Loan, 6.25%, 3/25/20		31,371	31,881,160
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		40,968	40,693,023
Walter Energy, Inc. (FKA Walter Industries, Inc.), Term Loan B, 5.75%, 4/02/18		7,298	7,103,332

			79,677,515
Multiline Retail — 0.3%
Hema Holding BV, Facility (Mezzanine), 3.61% - 5.00%, 7/05/17 (i)	EUR	9,414	11,028,492
JC Penney Co., Inc., Term Loan, 6.00%, 5/22/18		24,250	24,267,217

			35,295,709
Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17	USD	46,365	46,934,826
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		6,358	6,390,209
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		7,350	7,322,437

			60,647,472
Pharmaceuticals — 0.2%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		8,093	8,082,384
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/29/17		9,235	9,160,012
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		2,806	2,750,268
Term B-3 Loan, 7.75%, 5/15/18		1,163	1,139,937

			21,132,601
Professional Services — 0.1%
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		11,024	10,955,093
Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		20,617	20,559,345

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development — 0.2%
Realogy Group LLC:
Extended Synthetic Commitment, 0.05% - 4.40%, 10/10/16	USD	2,513	$2,513,943
Initial Term B Loan, 4.50%, 3/05/20		16,379	16,383,045

			18,896,988
Software — 0.6%
First Data Corp.:
2018 Dollar Term Loan, 4.19%, 3/23/18		13,045	12,702,569
2018B New Term Loan, 4.19%, 9/24/18		4,725	4,597,425
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		25,193	25,218,976
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/23/20		17,205	17,635,125

			60,154,095
Specialty Retail — 0.1%
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		5,229	5,184,022
Thrifts & Mortgage Finance — 0.2%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		20,987	21,074,917
Wireless Telecommunication Services — 0.5%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15 (i)		39,317	39,808,689
New Series A Loan, 6.25%, 7/11/16 (i)		15,263	15,644,063

			55,452,752
Total Floating Rate Loan Interests — 16.9%			1,734,796,103

Investment Companies	Shares	Value
R&R PIK PLC (i)	5,216,000	6,602,661
Uranium Participation Corp. (c)	1,150,920	5,482,656
Total Investment Companies — 0.1%		12,085,317

Other Interests (l)	Beneficial Interest (000)		Value
Auto Components — 0.0%
Lear Corp., Escrow (c)(d)	USD	7,955	39,775
Lear Corp., Escrow (c)(d)		7,495	37,475

			77,250
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		9,030	2,201,063
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,675	1,383,281
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		5,500	1,333,750
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		2,520	614,250
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(d)		1,000	242,500

			5,774,844
Electric Utilities — 0.0%
Mirant America Corp., Escrow (c)(d)		3,270	—
Mirant America, Inc., Escrow (c)(d)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(d)		1,215	—

			—

BLACKROCK FUNDS II	JUNE 30, 2013	31

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Other Interests (l)	Beneficial Interest (000)		Value
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc., Escrow	USD	3,925	$—
Household Durables — 0.4%
Richland-Stryker Generation LLC (c)(e)		10,488	12,664,572
Stanley-Martin, Class B Membership Units (c)		20	24,548,160

			37,212,732
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(d)		27,425	3
Adelphia Communications Corp., Escrow (c)(d)		800	6,000
Adelphia Communications Corp., Escrow (c)(d)		325	2,438
Century Communications, Escrow (c)(d)		625	6,250

			14,691
Oil, Gas & Consumable Fuels — 0.0%
Post Oak Crown IV LLC (c)		1,250	1,837,125
Total Other Interests — 0.4%			44,916,642

Preferred Securities
Capital Trusts	Par (000)		Value
Insurance — 0.1%
American General Institutional Capital A, 7.57%, 12/01/45 (a)(g)		10,310	12,268,900
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		2,827	2,827,000
Total Capital Trusts — 0.1%			15,095,900

Preferred Stocks	Shares	Value
Auto Components — 1.1%
Dana Holding Corp., 4.00% (a)	714,358	115,859,938
Commercial Banks — 0.0%
Royal Bank of Scotland Group PLC, 7.25%	84,000	2,012,640
Total Preferred Stocks — 1.1%		117,872,578

Trust Preferreds	Shares	Value
Diversified Financial Services — 1.5%
Bank of America Corp., 5.20%, 12/29/49 (b)(g)	13,734,000	12,909,960
GMAC Capital Trust I, 8.13%, 2/15/40	5,221,590	136,022,419

		148,932,379
Total Trust Preferreds — 1.5%		148,932,379
Total Preferred Securities — 2.7%		281,900,857

Warrants (m)	Shares	Value
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14) (c)	253,521	—
Hotels, Restaurants & Leisure — 0.0%
BLB Worldwide Holdings, Inc. (Expires 11/08/17) (c)	500	175,000
Media — 0.0%
HMH Holdings (Education Media) (Expires 6/22/19) (c)	11,931	—
Metals & Mining — 0.0%
Peninsula Energy Ltd. (c)(e)	78,447,216	523,732
Peninsula Energy Ltd. (Expires 12/31/15) (c)(e)	132,804,617	1,332,940

		1,856,672
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17) (c)	3,811	—
Total Warrants — 0.0%		2,031,672
Total Long-Term Investments (Cost — $10,903,990,828) — 105.7%		10,865,181,367

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (n)(o)	130,991,934	$130,991,934
Total Short-Term Securities (Cost — $130,991,934) — 1.3%		130,991,934

Options Purchased		Value
(Cost — $104,182) — 0.0%		1
Total Investments — 107.0% (Cost — $11,035,086,944*)		10,996,173,302
Liabilities in Excess of Other Assets — (7.0)%		(719,439,666)

Net Assets — 100.0%		$10,276,733,636

Notes to Consolidated Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,049,547,488

Gross unrealized appreciation	$313,225,738
Gross unrealized depreciation	(366,599,924)

Net unrealized depreciation	$(53,374,186)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

32	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2012	Shares/Par Purchased	Shares/Par Sold	Shares/Par Held at June 30, 2013	Value Held at June 30, 2013
Peninsula Energy Ltd.	—	255,393,495	—	255,393,495	$2,563,347
Peninsula Energy Ltd.	—	$19,200,000	—	$19,200,000	$19,200,000
Peninsula Energy Ltd., Warrants	—	78,447,216	—	78,447,216	$523,732
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	—	132,804,617	—	132,804,617	$1,332,940
Richland-Stryker Generation LLC	10,487,500	—	—	10,487,500	$12,664,572

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	All or a portion of securities with an aggregate market value of $1,055,524,495 have been pledged as collateral in connection with open reverse repurchase agreements.

(h)	Convertible security.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(n)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	211,929,286	(80,937,352)	130,991,934	$155,140	$2,844

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	(0.75)%	2/13/13	Open	$4,637,500	$4,624,264
Credit Suisse Securities (USA) LLC	(0.50)%	2/27/13	Open	6,894,563	6,882,785
Citigroup Global Markets, Inc.	(0.10)%	3/05/13	Open	7,340,000	7,337,594
Deutsche Bank Securities, Inc.	(0.75)%	3/05/13	Open	6,978,185	6,961,030
Deutsche Bank Securities, Inc.	(0.25)%	3/06/13	Open	4,952,644	4,948,654
Credit Suisse Securities (USA) LLC	(0.25)%	3/15/13	Open	4,876,042	4,872,487
Credit Suisse Securities (USA) LLC	0.40%	3/21/13	Open	11,856,500	11,869,937
Credit Suisse Securities (USA) LLC	0.40%	3/21/13	Open	9,705,808	9,716,808
Credit Suisse Securities (USA) LLC	0.40%	3/25/13	Open	18,525,780	18,545,953
Deutsche Bank Securities, Inc.	0.55%	3/25/13	Open	14,553,105	14,574,894
Deutsche Bank Securities, Inc.	0.55%	3/25/13	Open	14,493,066	14,514,765
Deutsche Bank Securities, Inc.	(1.00)%	3/26/13	Open	10,257,500	10,229,862
UBS Securities LLC	0.40%	3/27/13	Open	16,617,672	16,635,213
Credit Suisse Securities (USA) LLC	0.40%	4/01/13	Open	3,017,000	3,020,017
Credit Suisse Securities (USA) LLC	0.50%	4/01/13	Open	1,355,250	1,356,944
Credit Suisse Securities (USA) LLC	0.50%	4/02/13	Open	3,798,275	3,802,970
Deutsche Bank Securities, Inc.	0.55%	4/04/13	Open	17,106,000	17,128,737
Deutsche Bank Securities, Inc.	0.55%	4/04/13	Open	13,396,000	13,413,806
Credit Suisse Securities (USA) LLC	(0.75)%	4/12/13	Open	7,110,000	7,098,150
Deutsche Bank Securities, Inc.	0.55%	4/16/13	Open	17,236,000	17,256,013

BLACKROCK FUNDS II	JUNE 30, 2013	33

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.55%	4/16/13	Open	19,280,000	$19,302,386
Deutsche Bank Securities, Inc.	0.55%	5/23/13	Open	7,235,827	7,240,028
Barclays Capital, Inc.	0.60%	5/30/13	Open	68,780,895	68,817,578
Barclays Capital, Inc.	0.60%	5/30/13	Open	50,568,760	50,595,730
Deutsche Bank Securities, Inc.	0.55%	6/03/13	Open	105,446,250	105,491,358
Deutsche Bank Securities, Inc.	0.55%	6/05/13	Open	52,548,320	52,569,193
Barclays Capital, Inc.	0.60%	6/07/13	Open	59,932,237	59,956,210
Barclays Capital, Inc.	0.60%	6/07/13	Open	62,162,719	62,187,584
Barclays Capital, Inc.	0.60%	6/07/13	Open	62,150,400	62,175,260
Deutsche Bank Securities, Inc.	0.58%	6/07/13	Open	69,485,588	69,512,456
Deutsche Bank Securities, Inc.	0.58%	6/07/13	Open	66,168,425	66,194,010
Deutsche Bank Securities, Inc.	0.58%	6/12/13	Open	9,055,000	9,057,772
Deutsche Bank Securities, Inc.	(0.50)%	6/13/13	Open	11,897,050	11,894,241
Deutsche Bank Securities, Inc.	0.55%	6/13/13	Open	10,265,000	10,267,823
Deutsche Bank Securities, Inc.	(0.12)%	6/14/13	Open	15,572,819	15,571,900
Deutsche Bank Securities, Inc.	0.55%	6/17/13	Open	8,480,000	8,481,814
Deutsche Bank Securities, Inc.	0.00%	6/18/13	Open	9,700,000	9,700,000
Barclays Capital, Inc.	0.60%	6/25/13	Open	8,387,500	8,388,339
Barclays Capital, Inc.	0.60%	6/26/13	Open	43,312,500	43,316,109
Deutsche Bank Securities, Inc.	0.55%	6/26/13	Open	50,875,000	50,878,886
Total				$986,011,180	$986,389,560

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	6,700,000	USD	10,218,170	Northern Trust Corp.	7/02/13	$(27,745)
AUD	6,490,000	USD	5,924,818	Deutsche Bank AG	7/17/13	2,074
GBP	1,514,000	USD	2,319,327	The Bank of New York Mellon	7/17/13	(16,905)
GBP	677,379	USD	1,034,404	The Bank of New York Mellon	7/17/13	(4,277)
USD	16,433,067	AUD	15,783,573	UBS AG	7/17/13	2,018,962
USD	39,740,653	CAD	40,564,000	Barclays Bank PLC	7/17/13	1,188,688
USD	10,000,000	CAD	10,549,910	Citibank N.A.	7/17/13	(26,619)
USD	313,021,293	GBP	204,466,000	Barclays Bank PLC	7/17/13	2,078,744
USD	6,700,193	GBP	4,456,000	Citibank N.A.	7/17/13	(76,288)
USD	2,610,662	GBP	1,716,000	Citibank N.A.	7/17/13	1,048
USD	4,483,429	GBP	2,928,958	Citibank N.A.	7/17/13	29,204
USD	2,219,733	GBP	1,429,000	Credit Suisse International	7/17/13	46,575
USD	3,447,008	GBP	2,280,152	Deutsche Bank AG	7/17/13	(20,543)
USD	6,005,467	GBP	3,960,000	Deutsche Bank AG	7/17/13	(16,720)
USD	1,144,314	GBP	740,887	Deutsche Bank AG	7/17/13	17,607
USD	5,557,954	GBP	3,580,000	Deutsche Bank AG	7/17/13	113,653
USD	9,167,483	GBP	5,899,957	Deutsche Bank AG	7/17/13	195,098
USD	10,960,649	GBP	7,056,000	Goldman Sachs Bank USA	7/17/13	230,207
USD	10,216,991	GBP	6,700,000	Northern Trust Corp.	7/17/13	27,937
EUR	1,813,000	USD	2,338,360	Credit Suisse International	7/23/13	21,762
EUR	4,520,000	USD	6,026,304	Deutsche Bank AG	7/23/13	(142,271)
EUR	5,613,079	USD	7,436,230	Deutsche Bank AG	7/23/13	(129,252)
EUR	19,790,000	USD	25,734,421	Goldman Sachs Bank USA	7/23/13	27,746
EUR	2,460,000	USD	3,204,625	Morgan Stanley Capital Services LLC	7/23/13	(2,253)
EUR	4,565,000	USD	6,090,956	The Bank of New York Mellon	7/23/13	(148,344)

34	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	423,671	USD	562,248	The Bank of New York Mellon	7/23/13	$(10,723)
USD	32,038,815	EUR	24,476,000	Bank of America N.A.	7/23/13	176,520
USD	561,396,696	EUR	430,076,000	Barclays Bank PLC	7/23/13	1,533,633
USD	13,477,600	EUR	10,382,319	Citibank N.A.	7/23/13	(37,865)
USD	1,805,374	EUR	1,381,000	Credit Suisse International	7/23/13	7,620
USD	2,282,327	EUR	1,740,000	Credit Suisse International	7/23/13	17,235
USD	876,961	EUR	670,503	Deutsche Bank AG	7/23/13	4,116
USD	1,347,080	EUR	1,038,000	Goldman Sachs Bank USA	7/23/13	(4,165)
USD	1,728,347	EUR	1,327,000	Goldman Sachs Bank USA	7/23/13	889
USD	2,014,793	EUR	1,543,801	Goldman Sachs Bank USA	7/23/13	5,108
USD	7,028,880	EUR	5,366,000	Goldman Sachs Bank USA	7/23/13	43,545
Total						$7,124,001

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(6,830)	E-Mini S&P 500® Futures	Chicago Mercantile	September 2013	USD	(546,143,875)	$(696,135)

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	107	$1

•	Credit default swaps – buy protection outstanding as of June 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Clear Channel Communications	5.00%	Barclays Bank PLC	3/20/16	USD	3,773	$41,613
Clear Channel Communications	5.00%	Deutsche Bank AG	3/20/16	USD	7,547	120,585
Total						$162,198

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC+	USD	7,464	$527,838
Realogy Group LLC	5.00%	JPMorgan Chase Bank N.A.	9/20/15	B-	USD	5,000	490,839
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC+	USD	5,240	314,515
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC+	USD	2,555	81,662
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC+	USD	9,176	863,819
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC+	USD	2,126	112,331
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	B-	USD	2,000	154,237
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	B-	USD	1,500	83,857
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC+	USD	1,173	(23,599)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC+	USD	1,140	(52,781)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC+	USD	1,240	(51,970)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC+	USD	11,182	(42,246)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC+	USD	9,976	(603,387)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC+	USD	3,718	33,127
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC+	USD	3,718	33,127

BLACKROCK FUNDS II	JUNE 30, 2013	35

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	Credit default swaps — sold protection outstanding as of June 30, 2013 were as follows: (concluded)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC+	USD	2,598	$(40,859)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC+	USD	1,292	(37,062)
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B-	USD	5,275	370,359
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B-	USD	5,275	329,661
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B-	USD	1,000	84,801
ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B-	USD	1,000	80,464
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC+	USD	6,960	(526,033)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC+	USD	15,106	(276,767)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC+	USD	14,700	(322,521)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC+	USD	7,602	(102,841)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC+	USD	4,277	(268,216)
ARAMARK Corp.	5.00%	Credit Suisse International	9/20/16	B-	USD	2,600	289,638
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC+	USD	5,135	258,063
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	340,256
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC+	USD	1,140	(64,803)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC+	USD	8,421	(287,334)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC+	USD	7,008	(495,822)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC+	USD	2,320	(121,407)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	11,410	2,119,359
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	3,459,107
Smithfield Foods, Inc.	5.00%	Credit Suisse International	6/20/18	BB	USD	6,092	(235,358)
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	CCC	USD	14,000	1,241,733
Total							$7,715,787

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iBoxx US Dollar Liquid High Yield Index	3-month LIBOR	[1]	Credit Suisse International	3/20/14	USD	100,000	$(2,285,571)

[1]	Fund pays the fixed rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

36	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,007,500	$110,296,696	$111,304,196
Common Stocks	$647,532,284	17,769,265	53,323,663	718,625,212
Corporate Bonds	—	7,888,500,727	71,020,641	7,959,521,368
Floating Rate Loan Interests	—	1,350,467,507	384,328,596	1,734,796,103
Investment Companies	5,482,656	6,602,661	—	12,085,317
Other Interests	—	5,783,282	39,133,360	44,916,642
Preferred Securities	253,894,997	28,005,860	—	281,900,857
Warrants	1,507,940	—	523,732	2,031,672
Short-Term Securities	130,991,934	—	—	130,991,934
Options Purchased:
Equity Contracts	—	1	—	1
Total	$1,039,409,811	$9,298,136,803	$658,626,688	$10,996,173,302

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$11,430,991	—	$11,430,991
Foreign currency exchange contracts	—	7,787,971	—	7,787,971
Liabilities:
Credit contracts	—	(3,553,006)	—	(3,553,006)
Equity contracts	$(696,135)	—	—	(696,135)
Foreign currency exchange contracts	(27,745)	(636,225)	—	(663,970)
Interest rate contracts	—	(2,285,571)	—	(2,285,571)
Total	$(723,880)	$12,744,160	—	$12,020,280

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$115,988,575	—	—	$115,988,575
Foreign currency at value	536,838	—	—	536,838
Cash pledged for financial futures contracts	27,399,000	—	—	27,399,000
Cash pledged as collateral for swaps	36,260,000	—	—	36,260,000
Liabilities:
Reverse repurchase agreements	—	$(986,389,560)	—	(986,389,560)
Cash received as collateral for swaps	—	(7,000,000)	—	(7,000,000)
Total	$180,184,413	$(993,389,560)	—	$(813,205,147)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Options Purchased	Warrants	Total
Assets:
Opening Balance, as of September 30, 2012	$2,523,287	$4,232,857	$55,364,905	$39,071,510	$207,151,274	$37,615,025	$1	—	$345,958,859
Transfers into Level 3[1]	—	—	3,410	19,259,100	12,102,745	—	—	—	31,365,255
Transfers out of Level 3[1]	—	—	—	(10,927,000)	(80,652,878)	—	(1)	—	(91,579,879)
Other[2]	4,232,857	(4,232,857)	—	—	—	—	—	—	—

BLACKROCK FUNDS II	JUNE 30, 2013	37

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

	Asset-Backed Securities	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Options Purchased	Warrants	Total
Accrued discounts/premiums	$181,349	—	—	$13,964	$2,184,526	—	—	—	$2,379,839
Net realized gain (loss)	1,954,479	—	—	(772,063)	(1,122,837)	—	—	—	59,579
Net change in unrealized appreciation/depreciation[3]	1,515,040	—	$(18,565,746)	(13,774,119)	(1,453,966)	$1,518,335	—	$523,724	(30,236,732)
Purchases	109,326,455	—	16,521,094	49,318,681	344,912,182	—	—	8	520,078,420
Sales	(9,436,771)	—	—	(11,169,432)	(98,792,450)	—	—	—	(119,398,653)
Closing Balance, as of June 30, 2013	$110,296,696	—	$53,323,663	$71,020,641	$384,328,596	$39,133,360	—	$523,732	$658,626,688

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Debt Obligations.
[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $(41,069,681).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2012	—	$9,740,165
Transfers into Level 3[4]	—	—
Transfers out of Level 3[4]	—	(2,146,597)
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation[5]	—	(7,593,568)
Purchases	—	—
Issues[6]	—	—
Sales	—	—
Settlements[7]	—	—
Closing Balance, as of June 30, 2013	—	—

[4]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[5]	The change in unrealized appreciation/depreciation on swaps still held as of June 30, 2013 was $0.
[6]	Issues represent upfront cash received on certain derivative financial instruments.
[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $496,769,652. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[2]	$2,530,710	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	21,329,276	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	0.37x CAD [3]
	12,457,156	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	0.47x CAD [3]
	14,443,162	Market Comparable Companies	Offshore EBITDA Multiple	8.25x
			Onshore EBITDA Multiple	4.75x
Corporate Bonds[4]	19,200,000	Cost[5]	N/A	—
	10,564,341	Discounted Cashflow	Yield	12.00%
	6,250	Estimated Recovery Value	Recovery Rate	1.00%
	7,311	Estimated Recovery Value	Recovery Rate	0.05%
	29,820,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	9,970,103	Market Comparable Companies	Yield	12.10%
Floating Rate Loan Interests[6]	1,955,138	Adjusted Third Party Price	Illiquidity Discount	1.00%
Other Interests[7]	24,548,160	Discounted Cash Flow	Perpetuity Growth Rate	3.50x
			Free Cash Flow	$12.70-35.20 [8]
			Weighted Cost of Capital	11.50%
	12,664,572	Discounted Cash Flow	Yield	19.00%
	1,837,125	Market Comparable Companies	Oil Equivalent Paid — Proven Reserves	$20.50/bbl
			Oil Equivalent Paid — Daily Oil and Gas Production	$125,000/bbl
			PV-10 Multiple	1.30x

38	BLACKROCK FUNDS II	JUNE 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Warrants	523,732	Black-Scholes	Implied Volatility	71.9475%
Total	$161,857,036

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Recovery Rate	Increase	Decrease
Last 12 Months EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase
Oil Equivalent Paid — Proven Reserves	Increase	Decrease
Oil Equivalent Paid — Daily Oil and Gas Production	Increase	Decrease
PV-10 Multiple	Increase	Decrease
Implied Volatility	Increase	Decrease

[2]

For the period ended June 30, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued utilizing the company’s financial restructuring plan. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]	Canadian Dollar

[4]

For the period ended June 30, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[5]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[6]

For the period ended June 30, 2013, the valuation technique for certain investments classified as floating rate loan interest changed to an adjusted third party price. The investment was previously valued using acquisition cost. A third party price became available for this investment. The third party price adjusted due to illiquidity is considered to be a more relevant measure of fair value for this investment.

[7]

For the period ended June 30, 2013, the valuation technique for certain investments classified as other interests changed from a market approach to an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment; therefore, the income approach is considered to be a more relevant measure of fair value for this investment.

[8]	Amount is stated in millions.

BLACKROCK FUNDS II	JUNE 30, 2013	39

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.38%, 1/25/47 (a)	USD	77	$75,877

Corporate Bonds		Par (000)	Value
Banks — 0.0%
International Bank for Reconstruction & Development, 2.06%, 12/10/13 (a)		265	261,820
Diversified Financial Services — 0.0%
The Bear Stearns Cos. LLC, 3.27%, 3/10/14 (a)		340	342,543
Total Corporate Bonds — 0.0%			604,363

Foreign Government Obligations		Par (000)	Value
Greece — 0.0%
Hellenic Republic, 15.21%, 10/15/42 (a)	EUR	4,550	62,182
Italy — 4.4%
Buoni Poliennali Del Tesoro:
2.15%, 9/15/14		6,935	11,118,456
2.10%, 9/15/16		116,465	161,979,729

			173,098,185
Total Foreign Government Obligations — 4.4%			173,160,367

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.54%, 3/25/35 (a)(b)	USD	13,752	11,688,552
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.47%, 5/25/37 (a)		15,967	11,063,431

			22,751,983
Commercial Mortgage-Backed Securities — 0.3%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (a)		12,000	13,372,296
Total Non-Agency Mortgage-Backed Securities — 0.9%			36,124,279

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.61%, 6/01/34 (a)		113	119,659

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27 (c)	USD	322,429	$385,247,837
2.00%, 1/15/26		50,737	58,588,867
1.75%, 1/15/28 (c)		119,640	134,043,884
3.63%, 4/15/28		102,799	142,673,991
2.50%, 1/15/29 (d)		92,746	114,396,539
3.88%, 4/15/29		141,358	203,732,544
3.38%, 4/15/32		14,396	20,220,306
2.13%, 2/15/40-2/15/41 (d)		159,255	193,740,740
0.75%, 2/15/42		139,791	123,059,884
0.63%, 2/15/43		52,256	43,947,738
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/13-7/15/19		285,809	298,365,312
2.00%, 1/15/14-1/15/16 (e)		307,799	315,627,520
1.25%, 4/15/14-7/15/20		237,198	245,665,470
1.63%, 1/15/15-1/15/18		26,649	27,748,888
0.50%, 4/15/15		257,477	263,894,044
0.13%, 4/15/16-1/15/23 (e)		1,454,442	1,462,092,662
2.50%, 7/15/16 (e)		99,277	109,739,691
2.63%, 7/15/17		828	939,360
1.38%, 7/15/18-1/15/20		102,909	112,202,813
2.13%, 1/15/19		18,526	20,950,337
1.13%, 1/15/21		146,787	156,981,922
0.63%, 7/15/21		2,508	2,588,311
Total U.S. Treasury Obligations — 111.9%			4,436,448,660
Total Long-Term Investments (Cost — $4,580,942,613) — 117.2%			4,646,533,205

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (f)(g)		22,104,433	22,104,433
Total Short-Term Securities (Cost — $22,104,433) — 0.5%			22,104,433

Options Purchased			Value
(Cost — $19,803,510) — 0.8%			31,243,081
Total Investments Before Options Written (Cost — $4,622,850,556*) — 118.5%			4,699,880,719

Options Written			Value
(Premiums Received — $ 18,247,944) — (0.6)%			(25,288,119)
Total Investments Net of Options Written — 117.9%			4,674,592,600
Liabilities in Excess of Other Assets — (17.9)%			(709,997,758)

Net Assets — 100.0%			$3,964,594,842

40	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,622,960,436

Gross unrealized appreciation	$164,590,290
Gross unrealized depreciation	(87,670,007)

Net unrealized appreciation	$76,920,283

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	All or a portion of security has been pledged in connection with open financial futures contracts.

(e)	All or a portion of securities with an aggregate market value of $713,003,404 have been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,001,319	11,103,114	22,104,433	$65,304	$1,798

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.12%	6/06/13	Open	$19,181,250	$19,182,848
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.06%	6/07/13	Open	69,387,500	69,390,276
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	6/13/13	Open	37,143,750	37,145,050
Morgan Stanley & Co. LLC	0.08%	6/14/13	Open	141,537,500	141,542,847
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	6/17/13	Open	58,387,500	58,390,679
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.08%	6/21/13	Open	51,250,000	51,251,139
BNP Paribas Securities Corp.	0.06%	6/25/13	Open	37,581,250	37,581,626
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	6/25/13	Open	26,812,500	26,812,723
BNP Paribas Securities Corp.	0.04%	6/26/13	Open	250,900,000	250,901,394
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.05%	6/28/13	Open	21,550,000	21,550,090
Total				$713,731,250	$713,748,672

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
2,451	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	310,204,688	$(4,961,845)
823	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	204,978,438	127,071
25	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	6,172,188	(8,028)
(198)	Gilt British	London	September 2013	USD	(33,698,672)	1,160,691
(928)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2013	USD	(126,063,000)	4,799,233
(288)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	(63,360,000)	124,750
(102)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	(12,346,780)	(30,825)
(728)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	(107,243,500)	1,067,275
Total						$2,278,322

BLACKROCK FUNDS II	JUNE 30, 2013	41

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	18,975,658	CHF	23,386,000	Deutsche Bank AG	7/10/13	$(60,595)
JPY	1,989,629,840	USD	20,900,000	Royal Bank of Scotland PLC	7/17/13	(837,743)
NOK	65,802,865	AUD	11,100,000	Deutsche Bank AG	7/17/13	688,763
NOK	640,000	USD	109,579	Citibank N.A.	7/17/13	(4,289)
USD	4,111,529	JPY	409,312,000	Barclays Bank PLC	7/17/13	(15,732)
EUR	15,800,000	CHF	19,459,754	UBS AG	7/23/13	(38,320)
USD	91,746,033	EUR	70,285,000	Barclays Bank PLC	7/23/13	250,633
USD	25,427,377	EUR	19,520,000	Deutsche Bank AG	7/23/13	16,689
USD	25,674,282	EUR	19,623,000	Goldman Sachs Bank USA	7/23/13	129,511
USD	34,877,657	EUR	27,091,000	UBS AG	7/23/13	(388,785)
USD	14,261,531	EUR	11,037,867	UBS AG	7/23/13	(107,311)
USD	15,370,712	EUR	11,877,530	UBS AG	7/23/13	(91,184)
USD	8,737,384	EUR	6,583,991	UBS AG	7/23/13	166,496
NOK	208,086,204	AUD	36,550,000	Deutsche Bank AG	8/20/13	898,866
USD	1,887,618	JPY	193,630,000	Goldman Sachs Bank USA	8/20/13	(65,138)
Total						$541,861

•	Inflation indexed caps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Unrealized Appreciation (Depreciation)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/10/14	USD	150,905	$73,915	$(152,442)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/10/14	USD	50,300	24,638	(50,811)
US Consumer Price Index Urban Consumers NSA (USCPIU)	Upfront premium	Maximum of USCPIU minus 2.00% or $0	Deutsche Bank AG	5/13/14	USD	25,125	12,128	(25,559)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPX for January 2022 divided by HIPCX for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	(438,391)	576,259
Total							$(327,710)	$347,447

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	98.88	9/13/13	4,840	$1,512,500
U.S. Treasury Bonds (30 Year)	Put	USD	142.00	8/23/13	708	6,604,314
Total						$8,116,814

42	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	UBS AG	Call	JPY	99.00	9/09/13	USD	43,500	$1,165,861

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Put	3.90%	Pay	3-month LIBOR	9/09/13	USD	42,300	$34,144
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.00%	Pay	3-month LIBOR	3/13/14	USD	82,500	2,394,125
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.25%	Pay	3-month LIBOR	1/29/16	USD	86,300	6,164,064
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.25%	Pay	3-month LIBOR	2/01/16	USD	86,300	6,172,115
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	7,195,958
Total									$21,960,406

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	99.13	9/13/13	9,934	$(807,138)
U.S. Treasury Bonds (30 Year)	Put	USD	132.00	8/23/13	708	(630,562)
U.S. Treasury Bonds (30 Year)	Put	USD	138.00	8/23/13	708	(4,059,938)
Total						$(5,497,638)

•	Over-the-counter options written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Call	USD	1.32	7/03/13	EUR	55,670	$(58,521)
USD Currency	Deutsche Bank AG	Put	JPY	96.00	8/06/13	USD	69,280	(519,981)
USD Currency	UBS AG	Put	JPY	93.00	9/09/13	USD	43,500	(287,592)
AUD Currency	Deutsche Bank AG	Put	NOK	5.20	9/19/13	AUD	22,200	(124,127)
Total								$(990,221)

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.41%	Pay	3-month LIBOR	8/16/13	USD	35,000	$(1,343,979)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Pay	3-month LIBOR	9/09/13	USD	42,300	(49,191)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.00%	Pay	3-month LIBOR	12/06/13	USD	34,100	(14,080)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	12/06/13	USD	63,200	(26,095)
5-Year Interest Rate Swap	Credit Suisse International	Call	1.25%	Pay	3-month LIBOR	6/27/14	USD	30,000	(61,773)
5-Year Interest Rate Swap	Credit Suisse International	Call	1.25%	Pay	3-month LIBOR	8/18/14	USD	119,000	(253,208)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.00%	Pay	3-month LIBOR	10/17/14	USD	83,200	(78,407)
5-Year Interest Rate Swap	Citibank N.A.	Call	1.00%	Pay	3-month LIBOR	10/17/14	USD	52,000	(49,005)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.41%	Receive	3-month LIBOR	8/16/13	USD	35,000	(23,485)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.00%	Receive	3-month LIBOR	12/06/13	USD	34,100	(323,074)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	12/06/13	USD	63,200	(598,776)

BLACKROCK FUNDS II	JUNE 30, 2013	43

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Credit Suisse International	Put	2.25%	Receive	3-month LIBOR	6/27/14	USD	30,000	$(512,205)
5-Year Interest Rate Swap	Credit Suisse International	Put	2.25%	Receive	3-month LIBOR	8/18/14	USD	119,000	(2,398,790)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.00%	Receive	3-month LIBOR	9/05/14	USD	248,300	(6,738,191)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.00%	Receive	3-month LIBOR	10/17/14	USD	83,200	(2,493,421)
5-Year Interest Rate Swap	Citibank N.A.	Put	2.00%	Receive	3-month LIBOR	10/17/14	USD	52,000	(1,558,388)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(2,278,192)
Total									$(18,800,260)

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Effective Date		Expiration Date	Notional Amount (000)			Unrealized Appreciation (Depreciation)
2.01%[1]	3-month LIBOR	Deutsche Bank AG	N/A		2/05/23	$	USD	10,500	$(486,092)
1.98%[1]	3-month LIBOR	Deutsche Bank AG	N/A		3/07/23		USD	32,000	(1,669,028)
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/14/23		USD	7,000	(159,888)
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A		6/17/23		USD	10,000	(263,586)
2.50%[1]	3-month LIBOR	Barclays Bank PLC	3/17/14	[2]	3/17/24		USD	30,200	(1,295,643)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	3/17/14	[2]	3/17/24		USD	11,500	(493,374)
2.46%[3]	3-month LIBOR	Deutsche Bank AG	N/A		8/07/42		USD	6,700	1,163,604
2.51%[3]	3-month LIBOR	Deutsche Bank AG	N/A		8/10/42		USD	3,600	596,847
2.71%[3]	3-month LIBOR	Credit Suisse International	N/A		8/21/42		USD	12,000	1,538,916
2.56%[3]	3-month LIBOR	Citibank N.A.	N/A		11/09/42		USD	100	16,309
2.58%[3]	3-month LIBOR	Deutsche Bank AG	N/A		11/13/42		USD	5,000	798,270
3.05%[3]	3-month LIBOR	Deutsche Bank AG	N/A		2/07/43		USD	13,500	835,907
Total									$582,242

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Forward interest rate swap.

[3]	Fund pays the fixed rate and receives the floating rate.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 2.28%[1]	Deutsche Bank AG	1/14/15	USD	50,000	$574,280
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[2]	Deutsche Bank AG	2/15/41	USD	15,000	2,561,823
Total						$3,136,103

[1]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
[2]	Fund pays the fixed rate/floating rate and receives the total return of the reference entity. Net payment made at termination.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

44	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$75,877	—	$75,877
Corporate Bonds	—	604,363	—	604,363
Foreign Government Obligations	—	173,160,367	—	173,160,367
Non-Agency Mortgage-Backed Securities	—	36,124,279	—	36,124,279
U.S. Government Sponsored Agency Securities	—	119,659	—	119,659
U.S. Treasury Obligations.	—	4,436,448,660	—	4,436,448,660
Short-Term Securities.	$22,104,433	—	—	22,104,433
Options Purchased:
Foreign Currency Exchange Contracts	—	1,165,861	—	1,165,861
Interest Rate Contracts	8,116,814	21,960,406	—	30,077,220
Total	$30,221,247	$4,669,659,472	—	$4,699,880,719

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$2,150,958	—	$2,150,958
Interest rate contracts	$7,279,020	4,949,853	—	12,228,873
Other contracts	—	3,712,362	—	3,712,362
Liabilities:
Foreign currency exchange contracts	—	(2,599,318)	—	(2,599,318)
Interest rate contracts	(10,498,336)	(23,167,871)	—	(33,666,207)
Other contracts	—	(228,812)	—	(228,812)
Total	$(3,219,316)	$(15,182,828)	—	$(18,402,144)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$258,342	—	—	$258,342
Cash pledged for financial futures contracts	1,494,000	—	—	1,494,000
Cash pledged as collateral for reverse repurchase agreements	3,426,000	—	—	3,426,000
Cash pledged as collateral for swaps.	7,243,000	—	—	7,243,000
Liabilities:
Reverse repurchase agreements	—	$(713,748,672)	—	(713,748,672)
Bank overdraft.	—	(12,984,846)	—	(12,984,846)
Cash received as collateral for swaps	—	(21,500,000)	—	(21,500,000)
Total	$12,421,342	$(748,233,518)	—	$(735,812,176)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	45

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.76%, 10/08/15	USD	417	$417,433
Countrywide Asset-Backed Certificates, Series 2006-11, Class 1AF2, 5.32%, 9/25/46 (a)		344	367,402
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (b)		368	388,911
PFS Financing Corp., Series 2012-AA, Class A, 1.39%, 2/15/16 (a)(b)		650	652,426
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (b)		1,100	1,118,457
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17		500	519,036
Series 2012-5, Class A3, 0.83%, 12/15/16		775	775,927
Scholar Funding Trust, Series 2011-A, Class A, 1.18%, 10/28/43 (a)(b)		543	535,309
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.47%, 6/15/21 (a)		718	703,763
SLM Private Education Loan Trust:
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		765	791,578
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		600	615,640
Total Asset-Backed Securities — 2.6%			6,885,882

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		575	614,531
United Technologies Corp.:
6.70%, 8/01/28		148	185,628
6.13%, 7/15/38		375	457,129

			1,257,288
Airlines — 0.4%
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 5/10/21		329	385,486
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (b)		650	650,000

			1,035,486
Auto Components — 0.1%
Delphi Corp., 5.88%, 5/15/19		350	371,875
Automobiles — 1.7%
Daimler Finance North America LLC:
1.65%, 4/10/15 (b)		750	756,385
1.25%, 1/11/16 (b)		1,750	1,738,595
Ford Motor Co.:
7.45%, 7/16/31		700	838,051
7.40%, 11/01/46		355	418,268
Volkswagen International Finance NV, 1.63%, 3/22/15 (b)		625	632,294

			4,383,593
Beverages — 0.3%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (b)		725	736,504
Biotechnology — 0.4%
Amgen, Inc.:
5.15%, 11/15/41		330	328,660
5.38%, 5/15/43		750	775,700

			1,104,360

Corporate Bonds	Par (000)		Value
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.:
5.75%, 1/24/22	USD	125	$137,877
3.63%, 1/22/23		250	239,193
6.75%, 10/01/37		1,522	1,559,082
6.25%, 2/01/41		470	531,562
Morgan Stanley:
5.75%, 1/25/21		105	113,972
5.50%, 7/28/21		470	501,879
3.75%, 2/25/23		425	406,420
6.38%, 7/24/42		650	725,178
State Street Corp., 4.96%, 3/15/18		550	605,959

			4,821,122
Chemicals — 1.4%
Agrium, Inc.:
6.13%, 1/15/41		335	363,658
4.90%, 6/01/43		475	448,868
CF Industries, Inc., 4.95%, 6/01/43		350	332,348
The Dow Chemical Co.:
9.40%, 5/15/39		153	223,924
5.25%, 11/15/41		250	248,267
Ecolab, Inc., 5.50%, 12/08/41		250	272,993
Linde Finance BV, 7.38%, 7/14/66 (a)	EUR	450	669,207
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	500	544,048
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		700	703,500

			3,806,813
Commercial Banks — 2.8%
Amsouth Bank, Series AI, 5.20%, 4/01/15		550	570,625
Barclays Bank PLC, 5.14%, 10/14/20		275	277,835
CIT Group, Inc.:
4.75%, 2/15/15 (b)		550	558,937
5.00%, 5/15/17		375	382,969
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.95%, 11/09/22		875	836,738
HSBC Bank PLC, 7.65%, 5/01/25		350	414,819
HSBC Bank USA, N.A., 5.88%, 11/01/34		250	265,993
HSBC Holdings PLC:
6.50%, 5/02/36		300	332,576
6.50%, 9/15/37		875	972,728
ING Bank NV, 5.00%, 6/09/21 (b)		500	537,110
Intesa Sanpaolo SpA, 3.13%, 1/15/16		490	481,796
Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21 (b)		175	174,125
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23		475	450,639
Standard Chartered PLC, 3.95%, 1/11/23 (b)		250	232,561
Wachovia Bank, N.A., 6.60%, 1/15/38		521	636,630
Wells Fargo & Co., 3.45%, 2/13/23		305	291,286

			7,417,367
Commercial Services & Supplies — 0.3%
The ADT Corp., 4.13%, 6/15/23		280	263,735
Aviation Capital Group Corp., 4.63%, 1/31/18 (b)		425	418,400

			682,135
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		370	394,975
Computers & Peripherals — 0.1%
Apple, Inc., 3.85%, 5/04/43		350	310,881

46	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance — 1.7%
Capital One Financial Corp.:
2.15%, 3/23/15	USD	390	$396,145
4.75%, 7/15/21		575	606,465
Discover Financial Services, 3.85%, 11/21/22		500	469,543
SLM Corp.:
5.00%, 10/01/13		400	402,000
3.88%, 9/10/15		2,500	2,525,133

			4,399,286
Containers & Packaging — 0.2%
Bemis Co., Inc., 6.80%, 8/01/19		461	546,878
Diversified Financial Services — 5.5%
Ally Financial, Inc.:
4.50%, 2/11/14		425	428,613
3.13%, 1/15/16		1,100	1,097,381
Bank of America Corp.:
7.38%, 5/15/14		410	431,355
6.00%, 9/01/17		2,490	2,791,173
5.70%, 1/24/22		200	222,009
3.30%, 1/11/23		1,100	1,039,662
5.88%, 2/07/42		425	475,154
BP Capital Markets PLC, 2.75%, 5/10/23		725	670,349
Citigroup, Inc.:
6.00%, 10/31/33		100	97,505
6.13%, 8/25/36		100	97,909
5.88%, 1/30/42		255	280,575
CNH Capital LLC, 3.88%, 11/01/15		400	402,000
FMR LLC, 6.45%, 11/15/39 (b)		369	422,712
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		650	669,984
7.00%, 4/15/15		262	284,037
1.70%, 5/09/16		400	393,474
5.00%, 5/15/18		375	399,909
8.13%, 1/15/20		875	1,054,001
General Electric Capital Corp., 5.88%, 1/14/38		1,042	1,146,987
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		442	464,100
JPMorgan Chase & Co.:
6.30%, 4/23/19		280	325,275
3.25%, 9/23/22		1,270	1,205,741

			14,399,905
Diversified Telecommunication Services — 2.5%
AT&T Inc.:
6.50%, 9/01/37		600	680,758
4.30%, 12/15/42		9	7,838
4.35%, 6/15/45		1,557	1,354,635
Telecom Italia Capital SA:
6.00%, 9/30/34		232	210,379
7.20%, 7/18/36		319	314,159
7.72%, 6/04/38		97	98,436
Telefonica Emisiones SAU:
3.99%, 2/16/16		625	644,565
6.42%, 6/20/16		56	61,486
3.19%, 4/27/18		650	629,595
7.05%, 6/20/36		540	592,862
Verizon Communications, Inc.:
5.85%, 9/15/35		725	791,910
3.85%, 11/01/42		1,500	1,244,613
Windstream Corp., 8.13%, 8/01/13		27	27,067

			6,658,303
Electric Utilities — 5.9%
Alabama Power Co.:
Series 1, 5.65%, 3/15/35		185	194,191

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
6.00%, 3/01/39	USD	534	$629,077
American Transmission Systems, Inc., 5.25%, 1/15/22 (b)		608	657,535
Carolina Power & Light Co.:
6.30%, 4/01/38		222	274,100
4.10%, 3/15/43		525	479,749
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	406,740
6.00%, 1/15/38		406	476,635
Duke Energy Florida, Inc.:
6.35%, 9/15/37		112	136,003
6.40%, 6/15/38		642	786,471
E.ON International Finance BV, 6.65%, 4/30/38 (b)		663	829,976
Entergy Mississippi, Inc., 3.10%, 7/01/23		569	540,315
FirstEnergy Solutions Corp., 6.80%, 8/15/39		525	584,707
Massachusetts Electric Co., 5.90%, 11/15/39 (b)		302	347,051
MidAmerican Energy Co., 5.80%, 10/15/36		1,068	1,235,333
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	335,802
5.95%, 5/15/37		867	963,253
6.50%, 9/15/37		148	175,746
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42		300	270,658
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (b)		350	393,479
Ohio Power Co., Series D, 6.60%, 3/01/33		321	383,121
Oncor Electric Delivery Co. LLC:
7.00%, 5/01/32		50	62,761
7.25%, 1/15/33		55	70,745
7.50%, 9/01/38		290	392,756
5.30%, 6/01/42		820	869,462
Progress Energy, Inc., 6.00%, 12/01/39		500	559,625
Public Service Co. of Colorado:
2.50%, 3/15/23		320	299,444
Series 17, 6.25%, 9/01/37		616	775,141
Southern California Edison Co., Series 2008-A, 5.95%, 2/01/38		463	559,301
The Toledo Edison Co.:
7.25%, 5/01/20		271	335,417
6.15%, 5/15/37		56	64,169
Virginia Electric & Power Co.:
Series A, 6.00%, 5/15/37		737	887,063
8.88%, 11/15/38		350	553,079

			15,528,905
Energy Equipment & Services — 1.4%
Ensco PLC, 4.70%, 3/15/21		965	1,024,563
Halliburton Co., 7.45%, 9/15/39		370	506,495
Transocean, Inc.:
4.95%, 11/15/15		625	670,369
6.38%, 12/15/21		1,135	1,275,699
6.80%, 3/15/38		271	288,284

			3,765,410
Food & Staples Retailing — 1.5%
CVS Caremark Corp., 6.25%, 6/01/27		834	988,591
Tesco PLC, 6.15%, 11/15/37 (b)		525	598,404
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		495	625,474
6.20%, 4/15/38		670	822,130
4.00%, 4/11/43		975	888,405

			3,923,004

BLACKROCK FUNDS II	JUNE 30, 2013	47

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products — 0.9%
Kellogg Co., 7.45%, 4/01/31	USD	425	$548,451
Kraft Foods Group, Inc., 6.88%, 1/26/39		1,355	1,643,817
Mondelez International, Inc., 6.50%, 2/09/40		200	238,627

			2,430,895
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc., 3.20%, 6/15/23		700	686,615
Covidien International Finance SA, 6.55%, 10/15/37		922	1,164,704

			1,851,319
Health Care Providers & Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22		475	437,469
HCA, Inc., 7.25%, 9/15/20		491	527,211
UnitedHealth Group, Inc.:
2.75%, 2/15/23		1,025	954,032
6.63%, 11/15/37		1,050	1,277,379
4.25%, 3/15/43		425	387,732
WellPoint, Inc., 6.38%, 6/15/37		203	236,156

			3,819,979
Hotels, Restaurants & Leisure — 0.1%
Yum! Brands, Inc., 6.88%, 11/15/37		315	376,702
Household Durables — 0.1%
SC Johnson & Son, Inc., 4.00%, 5/15/43 (b)		425	380,811
Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19		550	599,500
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/09/22		550	520,516
Insurance — 3.3%
American International Group, Inc.:
4.88%, 9/15/16		850	931,060
3.80%, 3/22/17		900	943,484
6.40%, 12/15/20		340	394,293
4.88%, 6/01/22		1,005	1,071,254
Genworth Holdings, Inc., 7.63%, 9/24/21		325	377,676
International Lease Finance Corp., 6.50%, 9/01/14 (b)		107	111,280
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (b)		406	594,992
Metropolitan Life Global Funding I, 2.00%, 1/10/14 (b)		1,405	1,416,491
Prudential Financial, Inc.:
6.63%, 12/01/37		1,304	1,547,637
5.63%, 5/12/41		525	545,200
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		554	676,569

			8,609,936
IT Services — 0.2%
International Business Machines Corp.:
5.60%, 11/30/39		26	29,920
4.00%, 6/20/42		497	466,398

			496,318
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 3/01/20		760	856,192
Machinery — 0.6%
AGCO Corp., 5.88%, 12/01/21		750	797,725
Xylem, Inc., 3.55%, 9/20/16		795	835,838

			1,633,563

Corporate Bonds	Par (000)		Value
Media — 5.5%
Comcast Corp.:
6.45%, 3/15/37	USD	1,100	$1,315,269
6.95%, 8/15/37		314	395,241
6.40%, 5/15/38		922	1,100,477
COX Communications, Inc.:
6.95%, 6/01/38 (b)		296	350,338
8.38%, 3/01/39 (b)		293	397,118
4.70%, 12/15/42 (b)		550	487,847
4.50%, 6/30/43 (b)		375	322,737
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22		1,275	1,224,752
6.00%, 8/15/40		336	335,659
Discovery Communications LLC, 6.35%, 6/01/40		525	589,899
DISH DBS Corp., 6.63%, 10/01/14		668	696,390
Grupo Televisa SAB, 6.63%, 1/15/40		609	671,573
NBCUniversal Media LLC, 4.45%, 1/15/43		275	256,719
News America, Inc.:
6.40%, 12/15/35		830	927,103
6.15%, 3/01/37		500	542,188
6.65%, 11/15/37		536	616,800
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	523,395
6.75%, 11/09/39		498	526,591
Time Warner Cable, Inc.:
6.55%, 5/01/37	USD	958	959,377
7.30%, 7/01/38		922	1,002,038
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	14,983
6.95%, 1/15/28		406	488,103
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		19	23,666
Time Warner, Inc.:
7.63%, 4/15/31		12	15,127
7.70%, 5/01/32		571	725,983

			14,509,373
Metals & Mining — 1.2%
Barrick Gold Corp., 4.10%, 5/01/23 (b)		725	605,706
Barrick North America Finance LLC, 5.70%, 5/30/41		405	328,732
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 (b)		880	776,031
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	220,846
7.13%, 7/15/28		140	171,542
Southern Copper Corp., 6.75%, 4/16/40		441	433,595
Teck Resources Ltd.:
5.20%, 3/01/42		375	318,068
5.40%, 2/01/43		450	393,948

			3,248,468
Multiline Retail — 0.1%
Dollar General Corp., 4.13%, 7/15/17		300	316,435
Multi-Utilities — 0.9%
CMS Energy Corp., 5.05%, 3/15/22		1,255	1,355,904
Dominion Resources, Inc., 5.25%, 8/01/33		375	407,381
NiSource Finance Corp., 5.25%, 2/15/43		205	200,293
Sempra Energy, 6.00%, 10/15/39		277	311,672

			2,275,250

48	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 6.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22	USD	475	$480,937
Anadarko Petroleum Corp., 6.45%, 9/15/36		450	521,434
Canadian Natural Resources Ltd., 6.75%, 2/01/39		130	152,821
Cenovus Energy, Inc., 6.75%, 11/15/39		380	455,482
DCP Midstream LLC, 5.35%, 3/15/20 (b)		176	187,403
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		590	759,498
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		850	983,806
4.70%, 11/01/42		400	354,326
Energy Transfer Partners LP, 6.50%, 2/01/42		695	741,166
Enterprise Products Operating LLC:
1.25%, 8/13/15		500	502,498
6.45%, 9/01/40		700	812,113
5.70%, 2/15/42		160	169,435
4.85%, 3/15/44		550	521,644
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		866	968,805
6.38%, 3/01/41		650	725,601
5.00%, 3/01/43		475	447,890
Marathon Petroleum Corp., 6.50%, 3/01/41		500	571,040
MEG Energy Corp., 6.50%, 3/15/21 (b)		490	485,713
Newfield Exploration Co., 6.88%, 2/01/20		640	659,200
Noble Holding International Ltd., 3.95%, 3/15/22		200	195,689
ONEOK Partners LP, 6.65%, 10/01/36		203	225,488
Petrohawk Energy Corp.:
10.50%, 8/01/14		360	378,360
7.88%, 6/01/15		40	40,860
6.25%, 6/01/19		545	598,137
Pioneer Natural Resources Co., 5.88%, 7/15/16		450	501,854
Plains All American Pipeline LP/PAA Finance Corp., 6.70%, 5/15/36		500	582,039
Plains Exploration & Production Co., 6.50%, 11/15/20		725	768,649
SandRidge Energy, Inc., 7.50%, 3/15/21		145	138,475
Shell International Finance BV, 6.38%, 12/15/38		252	324,660
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		12	14,574
Valero Energy Corp., 6.63%, 6/15/37		401	460,815
Western Gas Partners LP, 4.00%, 7/01/22		502	487,288
The Williams Cos., Inc.:
7.75%, 6/15/31		171	199,719
8.75%, 3/15/32		356	451,580
Williams Partners LP, 5.25%, 3/15/20		442	475,019

			16,344,018
Paper & Forest Products — 0.5%
International Paper Co., 7.50%, 8/15/21		977	1,199,149
Pharmaceuticals — 3.0%
AbbVie, Inc., 2.90%, 11/06/22 (b)		1,500	1,402,711
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		738	901,104
Merck & Co., Inc., 6.55%, 9/15/37		408	524,300
Roche Holdings, Inc., 7.00%, 3/01/39 (b)		425	572,382
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22		1,300	1,217,988
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		517	611,042
VPII Escrow Corp, 6.75%, 8/15/18 (b)		300	307,500
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22		440	410,212

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Wyeth LLC:
6.00%, 2/15/36	USD	148	$177,235
5.95%, 4/01/37		1,400	1,642,638

			7,767,112
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.:
4.50%, 1/15/18		850	906,532
5.90%, 11/01/21		205	228,072
4.70%, 3/15/22		720	726,188
HCP, Inc., 6.75%, 2/01/41		450	533,890

			2,394,682
Road & Rail — 1.0%
Burlington Northern Santa Fe LLC:
4.38%, 9/01/42		400	366,000
4.45%, 3/15/43		725	675,570
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (b)		825	852,473
3.38%, 3/15/18 (b)		625	642,578

			2,536,621
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40		765	852,741
Specialty Retail — 0.6%
The Home Depot, Inc., 4.20%, 4/01/43		425	403,715
QVC, Inc.:
7.50%, 10/01/19 (b)		600	652,327
4.38%, 3/15/23 (b)		550	513,024

			1,569,066
Tobacco — 1.6%
Altria Group, Inc.:
9.95%, 11/10/38		330	488,404
10.20%, 2/06/39		458	689,323
4.50%, 5/02/43		750	666,980
Lorillard Tobacco Co.:
3.50%, 8/04/16		525	548,861
8.13%, 5/01/40		100	118,657
7.00%, 8/04/41		405	428,941
Philip Morris International, Inc., 4.50%, 3/20/42		1,000	933,232
Reynolds American, Inc., 4.75%, 11/01/42		325	290,246

			4,164,644
Wireless Telecommunication Services — 2.4%
Alltel Corp., 7.88%, 7/01/32		792	1,064,769
America Movil SAB de CV:
5.00%, 10/16/19		350	379,116
3.13%, 7/16/22		400	368,558
6.13%, 11/15/37		554	597,237
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		325	319,837
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		850	975,354
Rogers Communications, Inc., 7.50%, 8/15/38		315	416,623
SBA Tower Trust, 4.25%, 4/15/40 (b)		663	686,281
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		520	608,400
Vodafone Group PLC: 6.15%, 2/27/37		376	415,145

BLACKROCK FUNDS II	JUNE 30, 2013	49

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
4.38%, 2/19/43	USD	550	$492,686

			6,324,006
Total Corporate Bonds — 61.0%			160,621,386

Foreign Agency Obligations	Par (000)		Value
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		615	555,565
Electricite de France SA, 5.60%, 1/27/40 (b)		414	437,253
Nexen, Inc.:
5.88%, 3/10/35		500	522,429
6.40%, 5/15/37		50	54,344
7.50%, 7/30/39		550	671,701
Petrobras International Finance Co.:
3.88%, 1/27/16		2,000	2,057,652
6.88%, 1/20/40		578	583,478
Petroleos Mexicanos, 3.50%, 1/30/23 (b)		760	701,100
Statoil ASA, 5.25%, 4/15/19		608	702,709
Total Foreign Agency Obligations — 2.4%			6,286,231

Foreign Government Obligations	Par (000)		Value
Brazil — 0.4%
Federative Republic of Brazil:
7.13%, 1/20/37		216	257,040
5.63%, 1/07/41		726	722,370

			979,410
Colombia — 0.4%
Republic of Colombia:
2.63%, 3/15/23		1,000	892,500
6.13%, 1/18/41		201	223,613

			1,116,113
Israel — 0.1%
AID-Israel, 5.50%, 9/18/23		240	290,339
Mexico — 0.9%
United Mexican States:
5.13%, 1/15/20		330	362,670
4.75%, 3/08/44		1,721	1,531,690
5.75%, 10/12/10		412	375,950

			2,270,310
Peru — 0.3%
Republic of Peru, 5.63%, 11/18/50		825	849,750
Philippines — 0.1%
Republic of the Philippines, 5.50%, 3/30/26		250	285,000
Turkey — 0.2%
Republic of Turkey, 4.88%, 4/16/43		800	688,000
Total Foreign Government Obligations — 2.4%			6,478,922

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.5%
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48		87	88,709
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42		43	43,404
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)		530	521,840

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (a)(c)	USD	524	$584,242
Total Non-Agency Mortgage-Backed Securities — 0.5%			1,238,195

Preferred Securities	Par (000)		Value
Capital Trusts
Capital Markets — 0.2%
State Street Capital Trust IV, 1.27%, 6/01/77 (a)		575	466,193
Diversified Financial Services — 1.1%
General Electric Capital Corp., 6.25%, 12/15/49 (a)		1,300	1,381,250
ING US, Inc., 5.65%, 5/15/53 (b)		425	399,500
JPMorgan Chase & Co., 7.90%, 4/29/49 (a)		314	354,820
JPMorgan Chase Capital XXI, 1.22%, 1/15/87 (a)		525	399,000
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		370	394,050

			2,928,620
Insurance — 1.2%
American International Group, Inc., 8.18%, 5/15/68 (a)		190	231,800
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)		450	496,125
Lincoln National Corp.:
7.00%, 5/17/66 (a)		628	626,304
6.05%, 4/20/67 (a)		236	231,204
MetLife, Inc., 6.40%, 12/15/66		417	426,383
New York Life Insurance Co., 6.75%, 11/15/39 (b)		461	571,587
Pacific Life Insurance Co., 9.25%, 6/15/39 (b)		424	563,494
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)		37	37,046

			3,183,943
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25% (b)(d)		1,200	1,200,000
Oil, Gas & Consumable Fuels — 0.7%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)		1,630	1,829,675
Total Capital Trusts — 3.7%			9,608,431

Preferred Stocks	Shares		Value
Capital Markets — 0.2%
The Goldman Sachs Group, Inc., 5.63%		27,075	653,591
Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%		40,000	978,400
Total Preferred Stocks — 0.6%			1,631,991
Total Preferred Securities — 4.3%			11,240,422

Taxable Municipal Bonds	Par (000)		Value
Chicago O’Hare International Airport RB, 6.40%, 1/01/40		350	413,767
Chicago Transit Authority RB, Series B, 6.20%, 12/01/40		390	423,712
City of Chicago, IL RB, 6.74%, 11/01/40		875	1,084,037

50	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
City of New York GO, 5.85%, 6/01/40	USD	370	$410,722
Denver City & County School District No. 1 COP, Series B, 4.24%, 12/15/37		900	789,039
Los Angeles Department of Airports RB, 6.58%, 5/15/39		200	242,488
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39		1,055	1,162,452
6.57%, 7/01/45		305	386,481
Metropolitan Transportation Authority, New York RB, 6.69%, 11/15/40		700	841,022
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,197	1,317,610
New Jersey State Turnpike Authority RB, Series F, 7.41%, 1/01/40		371	495,619
New Jersey Transportation Trust Fund Authority RB, Series B, 6.56%, 12/15/40		325	376,626
New York City Municipal Water Finance Authority RB:
5.75%, 6/15/41		200	224,204
5.95%, 6/15/42		375	431,775
New York State Dormitory Authority RB, 5.63%, 3/15/39		500	555,740
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40		430	478,771
4.46%, 10/01/62		550	490,974
State of California GO:
7.55%, 4/01/39		930	1,244,684
7.30%, 10/01/39		360	467,575
7.63%, 3/01/40		45	60,403
7.60%, 11/01/40		120	161,982
State of Illinois GO:
5.10%, 6/01/33		520	490,350
Series 3, 6.73%, 4/01/35		575	609,782
Total Taxable Municipal Bonds — 5.0%			13,159,815

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 2.1%
Fannie Mae:
2.80%, 10/09/19 (e)(f)		2,880	2,419,200
5.63%, 7/15/37		369	457,698
7.13%, 1/15/30		1,000	1,408,773
Freddie Mac, 2.38%, 1/13/22		535	519,901
FREMF Mortgage Trust, Series 2012-K705, Class B, 4.16%, 9/25/44 (a)(b)		560	561,733
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/10/14		12	12,052

			5,379,357
Collateralized Mortgage Obligations — 0.8%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		117	125,247
Series 2011-52, Class KB, 5.50%, 6/25/41		450	507,775
Series 2011-52, Class LB, 5.50%, 6/25/41		450	501,503
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		600	661,316
Ginnie Mae:
Series 2006-6, Class C, 5.01%, 2/16/44 (a)		74	75,780
Series 2006-42, Class B, 5.17%, 8/16/46 (a)		320	339,997

			2,211,618

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities — 3.3%
Fannie Mae Mortgage-Backed Securities:
2.52%, 2/01/35 (a)	USD	316	$343,426
2.54%, 1/01/35 (a)		76	81,229
3.00%, 7/01/43 (g)		8,375	8,171,680
7.00%, 1/01/31		4	4,665
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		10	11,114
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (a)		71	74,183
5.50%, 4/15/33-8/15/33		27	29,417
7.00%, 9/15/31-5/15/32		20	23,910

			8,739,624
Total U.S. Government Sponsored Agency Securities — 6.2%			16,330,599

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
6.25%, 8/15/23		2,325	3,119,859
5.38%, 2/15/31 (e)		1,886	2,456,288
4.50%, 2/15/36		1,862	2,216,877
4.38%, 11/15/39		357	418,588
3.13%, 11/15/41-2/15/43		6,713	6,283,811
2.75%, 8/15/42-11/15/42		8,010	6,908,384
U.S. Treasury Notes:
2.00%, 2/15/22-2/15/23		5,890	5,736,400
1.63%, 8/15/22-11/15/22		9,221	8,641,862
1.75%, 5/15/23		795	744,567
U.S. Treasury Strips:
3.29%, 11/15/27 (f)		8,341	5,220,949
3.61%, 5/15/38 (f)		4,161	1,708,148
3.65%, 11/15/39 (f)		6,383	2,459,855
3.67%, 2/15/41 (f)		4,924	1,801,792
Total U.S. Treasury Obligations — 18.1%			47,717,380
Total Long-Term Investments
(Cost — $263,866,000) — 102.5%			269,958,832

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (h)(i)		452,746	452,746
Total Short-Term Securities
(Cost — $452,746) — 0.2%			452,746

Options Purchased			Value
(Cost — $471,099) — 0.1%			330,687
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $264,789,845*) — 102.8%			270,742,265

TBA Sale Commitments (g)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities, 3.00%, 7/01/43		8,375	(8,182,637)
Total TBA Sale Commitments
(Proceeds — $8,126,330) — (3.1)%			(8,182,637)

BLACKROCK FUNDS II	JUNE 30, 2013	51

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)
(Percentages shown are based on Net Assets)

Options Written	Value
(Premiums Received — $ 97,500) — (0.0)%	$(81,295)
Total Investments Net of TBA Sale Commitments and Options Written — 99.7%	262,478,333
Other Assets Less Liabilities — 0.3%	899,186

Net Assets — 100.0%	$263,377,519

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$264,846,695

Gross unrealized appreciation	$13,951,291
Gross unrealized depreciation	(8,055,721)

Net unrealized appreciation	$5,895,570

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of securities with an aggregate market value of $583,923 have been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	All or a portion of security has been pledged in connection with open financial futures contracts.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$1,851,313	$30,148
Deutsche Bank Securities, Inc.	$(4,030,254)	$(6,445)
J.P. Morgan Securities LLC	$2,167,984	$31,959

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,361,420	(10,908,674)	452,746	$6,551	$10

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	0.00%	6/06/13	Open	$533,825	$533,825
[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

52	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
242	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2013	USD	32,874,188	$(1,343,609)
475	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	69,973,437	(2,682,049)
(14)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	(3,080,000)	5,247
(14)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	(1,694,656)	27,121
(606)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	(76,696,875)	1,812,157
Total						$(2,181,133)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,223,648	CAD	1,249,000	Barclays Bank PLC	7/17/13	$36,601
USD	531,275	EUR	407,000	Barclays Bank PLC	7/23/13	1,451
Total						$38,052

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.35%	Receive	3-month LIBOR	5/31/16	USD	2,050	$76,205
30-Year Interest Rate Swap	Credit Suisse International	Put	4.50%	Pay	6-month EURIBOR	9/16/13	EUR	1,800	—
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	6-month EURIBOR	10/21/13	EUR	1,800	4
30-Year Interest Rate Swap	Credit Suisse International	Put	4.50%	Pay	6-month EURIBOR	12/12/13	EUR	2,100	55
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	5/31/16	USD	2,050	150,043
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	USD	2,500	104,380
Total									$330,687

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	USD	5,000	$(81,295)

•	Credit default swaps — buy protection outstanding as of June 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CIGNA Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$(14,468)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(7,137)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(15,758)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(6,447)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(5,548)
Viacom, Inc.	1.00%	Credit Suisse International	9/20/17	USD	975	(16,690)
Total						$(66,048)

BLACKROCK FUNDS II	JUNE 30, 2013	53

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)

•	Credit default swaps — sold protection outstanding as of June 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	$10,786
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB-	USD	780	36,784
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	15,944
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	19,028
Total							$82,542

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	6,600	$(12,558)
0.41%[1]	3-month LIBOR	Deutsche Bank AG	2/08/15	USD	4,900	(2,773)
1.82%[1]	3-month LIBOR	Barclays Bank PLC	5/07/23	USD	725	52,964
2.30%[1]	3-month LIBOR	Deutsche Bank AG	6/03/23	USD	3,000	98,010
2.39%[1]	3-month LIBOR	Chicago Mercantile	6/20/23	USD	7,675	200,747
2.48%[1]	3-month LIBOR	Credit Suisse International	7/05/42	USD	1,300	218,070
2.25%[1]	3-month LIBOR	Credit Suisse International	7/27/42	USD	400	85,946
Total						$640,406

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

54	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio (formerly BlackRock Long Duration Bond Portfolio)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,885,882	—	$6,885,882
Corporate Bonds	—	160,621,386	—	160,621,386
Foreign Agency Obligations	—	6,286,231	—	6,286,231
Foreign Government Obligations	—	6,478,922	—	6,478,922
Non-Agency Mortgage-Backed Securities	—	1,238,195	—	1,238,195
Preferred Securities	$1,631,991	9,608,431	—	11,240,422
Taxable Municipal Bonds	—	13,159,815	—	13,159,815
U.S. Government Sponsored Agency Securities	—	16,330,599	—	16,330,599
U.S. Treasury Obligations	—	47,717,380	—	47,717,380
Short-Term Securities	452,746	—	—	452,746
Options Purchased:
Interest Rate Contracts	—	330,687	—	330,687
Liabilities:
Investments:
TBA Sale Commitments	—	(8,182,637)	—	(8,182,637)
Total	$2,084,737	$260,474,891	—	$262,559,628

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$82,542	—	$82,542
Foreign currency exchange contracts	—	38,052	—	38,052
Interest rate contracts	$1,844,525	655,737	—	2,500,262
Liabilities:
Credit contracts	—	(66,048)	—	(66,048)
Interest rate contracts	(4,025,658)	(96,626)	—	(4,122,284)
Total	$(2,181,133)	$613,657	—	$(1,567,476)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$16,728	—	—	$16,728
Cash pledged for financial futures contracts	510,000	—	—	510,000
Liabilities:
Reverse repurchase agreements	—	$(533,825)	—	(533,825)
Bank overdraft	—	(91,346)	—	(91,346)
Cash received as collateral for swaps	—	(230,000)	—	(230,000)
Total	$526,728	$(855,171)	—	$(328,443)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	55

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.46%, 9/20/22 (a)	USD	1,873	$1,853,993
ALM Loan Funding Ltd., Series 2010-3AR, Class A1, 1.07%, 11/20/20 (a)(b)		16,099	16,058,281
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		10,769	11,237,936
Series 2012-4, Class B, 1.31%, 11/08/17		3,270	3,263,718
Series 2013-2, Class B, 1.19%, 5/08/18		10,190	10,086,225
Series 2013-2, Class C, 1.79%, 3/08/19		3,250	3,174,738
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2004-FR1, Class A5, 4.46%, 5/25/34 (b)		443	444,405
APOLLO Trust, Series 2009-1, Class A3, 4.07%, 6/03/17 (b)	AUD	10,257	9,466,114
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE3, Class M2, 0.85%, 4/25/35 (b)	USD	247	246,304
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.26%, 12/25/36 (b)		378	370,215
Berica ABS S.r.l., Series 2012-2, Class A1, 0.51%, 11/30/51 (b)	EUR	11,864	14,901,870
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.31%, 11/25/36 (b)	USD	741	731,271
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.31%, 2/25/37 (b)		2	1,652
Chester Asset Receivables Dealings PLC, Series 2004-1, Class B, 0.99%, 4/15/16 (b)	GBP	3,000	4,553,468
Citibank Omni Master Trust, Series 2009-A14X, Class A14, 2.94%, 8/15/18 (b)	USD	5,000	5,144,820
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19		90	94,171
Series 1995-5, Class M1, 7.65%, 9/15/26 (b)		199	199,390
Series 1996-8, Class A6, 7.60%, 11/15/26 (b)		52	51,778
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.28%, 5/25/36 (b)		3,192	3,231,330
Series 2007-3, Class 2A1, 0.29%, 5/25/47 (b)		1,092	1,080,019
Series 2007-4, Class A1A, 0.31%, 4/25/47 (b)		69	68,774
Series 2007-7, Class 2A2, 0.35%, 10/25/47 (b)		8,790	8,564,866
Series 2007-12, Class 2A1, 0.54%, 8/25/47 (b)		910	906,488
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.61%, 3/15/19 (a)		9,190	9,291,669
Crusade ABS Trust, Series 2012-1, Class A, 3.80%, 7/12/23 (b)	AUD	15,300	14,020,057
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)	USD	3,130	3,138,514
Series 2011-2, Class C, 2.37%, 9/15/15 (a)		3,775	3,788,571
Series 2011-2, Class D, 2.86%, 9/15/15 (a)		3,830	3,850,330
Series 2012-4, Class C, 1.39%, 9/15/16		7,005	7,029,363
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		697	369,518
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A2, 1.50%, 1/16/46 (a)		3,000	2,960,700

Asset-Backed Securities	Par (000)		Value
Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)	USD	13,345	$13,239,428
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.25%, 5/25/37 (b)		82	81,488
Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)		75	74,635
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		171	170,999
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.44%, 10/25/35 (b)		137	136,579
Muir Woods CLO Ltd., Series 2012-1A, Class X, 1.52%, 9/14/23 (a)(b)		3,000	3,000,000
Neuberger Berman CLO Ltd., Series 2012-12A, Class X, 1.53%, 7/25/23 (a)(b)		2,000	2,000,000
Oak Hill Credit Opportunities Funding Ltd., Series 2006-1A, Class B1, 0.67%, 9/13/13 (a)(b)		11,800	11,682,000
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.20%, 4/20/21 (a)(b)		25,520	25,481,720
Red & Black Auto France, Series 2012-1, Class A, 0.98%, 12/28/21 (b)	EUR	5,161	6,743,057
Residential Asset Mortgage Products, Inc. Trust, Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)	USD	2,805	2,794,918
Residential Asset Securities Corp. Trust, Series 2005-KS12, Class A2, 0.44%, 1/25/36 (b)		555	549,735
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)		5,388	5,411,033
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)		4,066	4,089,662
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		12,300	12,624,044
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		938	940,396
Series 2011-S2A, Class B, 2.06%, 6/15/17 (a)		1,204	1,210,099
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		313	314,649
Series 2011-S2A, Class D, 3.35%, 6/15/17 (a)		339	341,011
Series 2012-5, Class C, 2.70%, 8/15/18		2,670	2,686,805
Series 2012-6, Class C, 1.94%, 3/15/18		2,470	2,451,892
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		10,440	10,431,366
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		7,215	7,071,797
Series 2013-1, Class C, 1.76%, 1/15/19		5,420	5,286,728
Series 2013-3, Class C, 1.81%, 4/15/19		18,925	18,375,910
SLC Private Student Loan Trust, Series 2006-A, Class A4, 0.40%, 1/15/19 (b)		1,861	1,857,944
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.67%, 3/15/22 (b)		5,574	5,464,448
Series 2004-B, Class A2, 0.47%, 6/15/21 (b)		8,021	7,862,442
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.84%, 12/15/17 (a)(b)		1,259	1,262,569

56	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	USD	7,950	$8,377,320
Series 2012-B, Class A1, 1.29%, 12/15/21 (a)(b)		2,718	2,730,077
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)		11,056	11,115,870
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)		4,150	4,152,909
SLM Student Loan Trust:
Series 2002-1, Class A2, 0.39%, 4/25/17 (b)		71	70,875
Series 2004-10, Class A4A, 0.68%, 7/27/20 (a)(b)		454	454,595
Soundview Home Loan Trust:
Series 2003-1, Class M1, 1.04%, 8/25/31 (b)		226	224,958
Series 2003-2, Class A2, 1.49%, 11/25/33 (b)		1,675	1,669,606
Torrens, Series 2013-1, Class A, 3.80%, 4/12/44 (b)	AUD	29,931	27,205,882
Turbo Finance 2 PLC, Series 2012-1, Class B, 5.50%, 2/20/19	GBP	8,282	13,338,433
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.28%, 4/25/37 (b)	USD	768	763,442
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.51%, 12/20/20 (a)(b)		16,000	15,696,000
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,368,239
Total Asset-Backed Securities — 12.0%			384,986,108

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.1%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,830	1,958,100
Spirit Aerosystems, Inc., 7.50%, 10/01/17		1,708	1,784,860

			3,742,960
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		4,011	4,044,767
Airlines — 1.1%
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 5/01/22		6,388	6,771,762
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17		6,250	6,500,000
Series 2010-2, Class B, 6.75%, 11/23/15		2,000	2,065,000
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		2,512	2,675,504
U.S. Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		4,386	4,627,631
Series 2012-1, Class C, 9.13%, 10/01/15		6,057	6,420,845
Series 2012-2, Class C, 5.45%, 6/03/18		1,500	1,417,500
United Airlines, Inc., 6.75%, 9/15/15 (a)		5,130	5,271,075

			35,749,317
Auto Components — 0.3%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)		7,000	7,010,500
Titan International, Inc., 7.88%, 10/01/17		1,840	1,932,000

			8,942,500
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		850	966,875

Corporate Bonds	Par (000)		Value
Biotechnology — 0.3%
Amgen, Inc., 1.88%, 11/15/14	USD	8,080	$8,201,992
Capital Markets — 2.7%
Credit Suisse/New York, 5.50%, 5/01/14		2,225	2,315,678
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		21,910	22,870,995
5.75%, 10/01/16		21,910	24,372,443
5.95%, 1/18/18		19,180	21,459,351
Morgan Stanley:
4.75%, 3/22/17		8,000	8,485,248
1.56%, 4/25/18 (b)		8,100	7,944,237

			87,447,952
Chemicals — 1.4%
Airgas, Inc., 4.50%, 9/15/14		2,880	3,003,713
Eastman Chemical Co., 3.00%, 12/15/15		4,690	4,882,534
LyondellBasell Industries NV, 5.00%, 4/15/19		22,000	23,938,112
Methanex Corp., 3.25%, 12/15/19		11,410	11,045,804
Nova Chemicals Corp., 8.38%, 11/01/16		2,550	2,696,625

			45,566,788
Commercial Banks — 0.9%
CIT Group, Inc., 4.25%, 8/15/17		1,930	1,939,650
Intesa Sanpaolo SpA, 3.88%, 1/16/18		2,110	2,026,045
Regions Financial Corp., 2.00%, 5/15/18		20,800	19,662,427
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,785	3,880,882

			27,509,004
Commercial Services & Supplies — 0.5%
The ADT Corp., 2.25%, 7/15/17		4,900	4,808,399
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)		1,000	984,470
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17 (a)		1,990	1,999,950
Leucadia National Corp., 8.13%, 9/15/15		6,450	7,232,064

			15,024,883
Computers & Peripherals — 0.8%
Dell, Inc., 5.63%, 4/15/14		10,680	11,031,586
Hewlett-Packard Co.:
2.63%, 12/09/14		4,780	4,878,401
2.20%, 12/01/15		5,640	5,727,448
Lexmark International, Inc., 5.13%, 3/15/20		3,000	3,016,065

			24,653,500
Construction — 0.1%
International Steel Group, Inc., Senior Unsecured Notes, 6.50%, 4/15/14		2,385	2,474,540
Consumer Finance — 0.7%
SLM Corp., 5.00%, 10/01/13		21,100	21,205,500
Diversified Financial Services — 8.8%
Ally Financial, Inc., 6.25%, 12/01/17		1,770	1,893,493
Bank of America Corp.:
3.88%, 3/22/17		14,565	15,254,405
6.00%, 9/01/17		8,115	9,096,534
5.65%, 5/01/18		4,595	5,104,962
Citigroup, Inc.:
1.25%, 1/15/16		35,500	35,075,633
3.95%, 6/15/16		28,813	30,370,919
CNH Capital LLC, 3.88%, 11/01/15		1,985	1,994,925
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		34,382	40,542,464
8.00%, 12/15/16		16,167	18,933,772
6.63%, 8/15/17		7,673	8,684,248
General Motors Financial Co., Inc.:
2.75%, 5/15/16 (a)		4,820	4,741,675

BLACKROCK FUNDS II	JUNE 30, 2013	57

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
4.75%, 8/15/17 (a)	USD	1,930	$1,978,250
3.25%, 5/15/18 (a)		1,450	1,410,125
Glencore Funding LLC, 1.70%, 5/27/16 (a)		5,005	4,853,409
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		6,615	6,945,750
JPMorgan Chase & Co.:
3.45%, 3/01/16		7,928	8,269,586
2.00%, 8/15/17		23,000	22,826,258
LeasePlan Corp NV, 2.50%, 5/16/18 (a)		16,100	15,515,747
MBNA Credit Card Master Note Trust, Series 2003-B4, 5.45%, 2/17/16 (b)	GBP	17,721	27,181,664
Novus USA Trust, Series 2013-1, 1.57%, 2/28/14 (a)(b)	USD	19,050	19,021,425
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.13%, 1/14/14		4,000	4,104,000

			283,799,244
Diversified Telecommunication Services — 1.2%
AT&T Inc., 0.90%, 2/12/16		20,100	19,948,486
British Telecommunications PLC, 2.00%, 6/22/15		9,216	9,396,698
Intelsat Jackson Holdings SA, 8.50%, 11/01/19		3,590	3,868,225
Qwest Communications International, Inc., 7.13%, 4/01/18		1,729	1,793,838
Verizon Communications, Inc., 3.00%, 4/01/16		3,300	3,449,427

			38,456,674
Electric Utilities — 0.8%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 7/01/15		155	155,445
AES Corp., 8.00%, 10/15/17		292	328,500
CMS Energy Corp., 4.25%, 9/30/15		2,395	2,540,036
Dominion Resources, Inc., 5.15%, 7/15/15		647	699,650
Duke Energy Corp., 1.63%, 8/15/17		1,500	1,472,460
Great Plains Energy, Inc., 2.75%, 8/15/13		5,400	5,411,475
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,140,281
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15		5,960	6,433,629
Pepco Holdings, Inc., 2.70%, 10/01/15		3,765	3,873,394
Southern Power Co., 4.88%, 7/15/15		2,432	2,606,299

			24,661,169
Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,522,065
Energy Equipment & Services — 0.5%
Diamond Offshore Drilling, Inc., 4.88%, 7/01/15		7,175	7,734,205
Transocean, Inc.:
4.95%, 11/15/15		5,659	6,069,792
2.50%, 10/15/17		2,495	2,465,661

			16,269,658
Food Products — 0.2%
Nabisco, Inc., 7.55%, 6/15/15		6,425	7,204,674
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%, 11/15/15		5,605	6,203,356
Health Care Providers & Services — 0.5%
Coventry Health Care, Inc.:
6.13%, 1/15/15		3,750	4,024,849
5.95%, 3/15/17		5,340	6,022,751
HCA, Inc.:
6.50%, 2/15/16		1,860	2,004,150
7.88%, 2/15/20		2,788	3,002,328
7.25%, 9/15/20		1,482	1,591,297

			16,645,375

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17	USD	1,950	$2,030,438
Carnival Corp.:
1.20%, 2/05/16		3,000	2,978,409
1.88%, 12/15/17		5,945	5,742,394

			10,751,241
Household Durables — 0.3%
DR Horton, Inc., 4.75%, 5/15/17		1,980	2,044,350
Jarden Corp., 7.50%, 5/01/17		1,750	1,918,438
Lennar Corp., 4.75%, 12/15/17		2,150	2,150,000
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	2,026,350

			8,139,138
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp., 7.25%, 10/15/17 (a)		1,990	2,074,575
TransAlta Corp., 5.75%, 12/15/13		2,860	2,923,752

			4,998,327
Insurance — 4.2%
American International Group, Inc.:
4.88%, 9/15/16		892	977,066
5.60%, 10/18/16		24,000	26,743,008
5.85%, 1/16/18		20,350	22,881,744
Genworth Holdings, Inc., 6.52%, 5/22/18		13,843	15,300,751
ING US, Inc., 2.90%, 2/15/18 (a)		22,549	22,662,467
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,538,468
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		742	773,965
Prudential Financial, Inc., 6.00%, 12/01/17		22,720	26,090,080
QBE Insurance Group Ltd., 2.40%, 5/01/18 (a)		3,200	3,137,098
XL Group PLC, 5.25%, 9/15/14		5,300	5,561,258

			135,665,905
IT Services — 0.4%
Computer Sciences Corp., 2.50%, 9/15/15		5,631	5,741,024
The Western Union Co., 2.38%, 12/10/15		8,000	8,141,328

			13,882,352
Machinery — 0.4%
Case New Holland, Inc., 7.88%, 12/01/17		1,300	1,472,250
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		6,530	6,969,247
Pentair Finance SA, 1.35%, 12/01/15		4,480	4,487,181

			12,928,678
Media — 2.1%
Cablevision Systems Corp., 8.63%, 9/15/17		1,750	1,986,250
Comcast Cable Communications LLC, 8.88%, 5/01/17		9,750	12,210,773
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/15		7,000	7,267,218
2.40%, 3/15/17		185	185,894
DISH DBS Corp.:
7.75%, 5/31/15		2,350	2,543,875
4.63%, 7/15/17		1,820	1,829,100
4.25%, 4/01/18 (a)		6,200	6,076,000
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14		14,470	15,339,647
2.25%, 11/15/17		4,565	4,436,244
Omnicom Group, Inc., 5.90%, 4/15/16		8,275	9,212,243
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	GBP	4,020	6,328,254

			67,415,498

58	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining — 1.3%
Anglo American Capital PLC, 9.38%, 4/08/14 (a)	USD	8,482	$8,991,174
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		1,820	1,838,200
6.00%, 4/01/17 (a)		3,000	2,917,500
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15		4,845	4,822,574
2.38%, 3/15/18 (a)		3,000	2,853,228
Novelis, Inc., 8.38%, 12/15/17		1,900	2,014,000
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (a)		20,000	19,395,620

			42,832,296
Multiline Retail — 0.3%
Dollar General Corp., 4.13%, 7/15/17		8,183	8,631,281
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	5,368,834
CMS Energy Corp., 6.88%, 12/15/15		1,727	1,940,996
Sempra Energy, 8.90%, 11/15/13		7,411	7,633,960

			14,943,790
Office Electronics — 0.4%
Xerox Corp., 1.67%, 9/13/13 (b)		12,460	12,479,562
Oil, Gas & Consumable Fuels — 3.5%
Chesapeake Energy Corp.:
3.25%, 3/15/16		6,000	5,970,000
6.50%, 8/15/17 (e)		1,820	1,951,950
ONEOK Partners LP, 2.00%, 10/01/17		2,690	2,645,432
Petrohawk Energy Corp.:
10.50%, 8/01/14		7,769	8,165,219
7.88%, 6/01/15		5,136	5,246,424
7.25%, 8/15/18		10,280	11,215,480
6.25%, 6/01/19		12,000	13,170,000
Pioneer Natural Resources Co., 5.88%, 7/15/16		21,880	24,401,276
Plains Exploration & Production Co., 6.50%, 11/15/20		14,625	15,505,498
Sabine Pass LNG LP, 7.50%, 11/30/16		740	796,425
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)		6,120	6,319,653
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16		11,260	13,043,257
Texas Eastern Transmission LP, 6.00%, 9/15/17 (a)		4,590	5,227,987

			113,658,601
Paper & Forest Products — 0.3%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		7,000	7,003,164
5.63%, 4/20/15		4,015	4,196,273

			11,199,437
Pharmaceuticals — 0.9%
Mylan, Inc.:
7.63%, 7/15/17 (a)		16,270	18,014,323
6.00%, 11/15/18 (a)		1,215	1,331,495
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (a)		1,567	1,614,010
6.75%, 10/01/17 (a)		668	691,380
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18		4,125	4,455,000

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Zoetis, Inc., 1.15%, 2/01/16 (a)	USD	2,000	$1,993,206

			28,099,414
Real Estate Investment Trusts (REITs) — 1.3%
Health Care REIT, Inc.:
5.88%, 5/15/15		7,725	8,357,778
4.70%, 9/15/17		14,000	15,212,918
Host Hotels & Resorts LP, 5.88%, 6/15/19		14,750	15,857,696
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,608,631

			41,037,023
Real Estate Management & Development — 0.6%
Trafford Centre Finance Ltd., 0.70%, 7/28/15 (b)	GBP	661	990,903
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		9,900	15,001,028
Series A4, 5.66%, 6/30/27		1,611	2,267,279

			18,259,210
Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	USD	12,620	12,895,810
CSX Corp., 5.50%, 8/01/13		1,258	1,262,656
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)		16,417	16,963,703
3.38%, 3/15/18 (a)		5,000	5,140,625

			36,262,794
Software — 0.2%
Fiserv, Inc., 3.13%, 6/15/16		5,000	5,213,785
Specialty Retail — 0.1%
Best Buy Co., Inc., 7.25%, 7/15/13		3,180	3,183,975
Tobacco — 0.5%
B.A.T. International Finance PLC, 8.13%, 11/15/13 (a)		1,474	1,512,007
Lorillard Tobacco Co., 2.30%, 8/21/17		9,120	9,005,307
Reynolds American, Inc.:
1.05%, 10/30/15		1,250	1,249,649
7.63%, 6/01/16		2,770	3,229,488

			14,996,451
Trading Companies & Distributors — 0.1%
Aircastle Ltd., 6.75%, 4/15/17		1,800	1,890,000
United Rentals North America, Inc., 5.75%, 7/15/18		1,820	1,911,000

			3,801,000
Wireless Telecommunication Services — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)		23,513	23,924,478
America Movil SAB de CV, 2.38%, 9/08/16		3,170	3,211,873
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		1,500	1,476,174
Rogers Communications, Inc., 7.50%, 3/15/15		2,000	2,214,506
SBA Tower Trust, 4.25%, 4/15/40 (a)		3,540	3,664,307
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		3,590	4,200,300

			38,691,638
Total Corporate Bonds — 41.6%			1,333,364,189

BLACKROCK FUNDS II	JUNE 30, 2013	59

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b) — 0.0%	Par (000)		Value
Chemicals — 0.0%
OXEA Finance & Cy SCA, 7.25%, 6/05/20	USD	640	$636,800

Foreign Agency Obligations	Par (000)		Value
Nexen, Inc., 5.20%, 3/10/15		6,580	7,007,378
Petrobras Global Finance BV, 2.00%, 5/20/16		10,798	10,573,790
Petrobras International Finance Co., 3.88%, 1/27/16		4,865	5,005,238
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)		15,000	14,839,110
Total Foreign Agency Obligations — 1.2%			37,425,516

Foreign Government Obligations	Par (000)		Value
Brazil — 0.9%
Brazil Letras do Tesouro Nacional, 8.69%, 10/01/13 (f)	BRL	64,500	28,284,609
Slovenia — 0.2%
Republic of Slovenia, 4.38%, 4/02/14	EUR	6,050	7,912,974
Total Foreign Government Obligations — 1.1%			36,197,583

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.7%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.18%, 11/25/33 (b)	USD	1,549	1,523,278
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.54%, 7/26/37 (a)(b)		2,843	2,771,115
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.15%, 7/25/34 (b)		2,262	2,241,787
Series 2004-7, Class 4A, 3.05%, 10/25/34 (b)		1,204	1,180,214
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.73%, 2/25/35 (b)		1,043	956,489
Series 2005-17, Class 1A6, 5.50%, 9/25/35		4,558	4,420,812
Series 2005-HYB8, Class 2A1, 2.80%, 12/20/35 (b)		2,363	1,952,644
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		441	427,481
GS Mortgage Securities Trust, Series 2000-1A, Class A, 0.89%, 3/20/23 (a)(b)		214	194,945
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.43%, 7/25/35 (b)		3,925	3,473,446
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.67%, 12/22/54 (a)(b)		7,790	7,944,335
MortgageIT Trust, Series 2004-1, Class A1, 0.97%, 11/25/34 (b)		3,847	3,657,127
National RMBS Trust, Series 2012-2, Class A1, 3.91%, 6/20/44 (b)	AUD	7,385	6,763,391
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.48%, 11/25/35 (b)	USD	1,481	1,469,391
Progress Trust, Series 2007-1GA, Class 1A, 0.41%, 8/19/38 (a)(b)		8,964	8,963,961
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.49%, 5/25/35 (b)		1,010	956,980
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 9/25/34 (b)		2,045	1,723,678

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22	USD	1	$1,458
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.36%, 6/12/40 (b)	EUR	3,879	5,019,022
Walsh Acceptance, Series 1997-2, Class A, 2.19%, 3/01/27 (a)(b)	USD	19	3,085

			55,644,639
Commercial Mortgage-Backed Securities — 10.3%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3, 5.74%, 6/11/50		5,746	5,975,419
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		296	297,664
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		19,704	19,890,557
Commercial Mortgage Pass-Through Certificates:
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		5,715	6,004,422
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)		7,200	8,163,490
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)		10,966	11,394,232
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)		9,375	9,671,147
Series 2007-TF2A, Class A3, 0.46%, 4/15/22 (a)(b)		8,300	7,843,668
Series 2008-C1, Class A2, 6.25%, 2/15/41 (b)		4,640	4,668,894
Del Coronado Trust, Series 2013-HDC, Class A, 0.99%, 3/15/26 (a)(b)		5,750	5,735,280
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		14,940	16,745,185
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)		10,806	10,827,693
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)		12,505	12,883,301
GS Mortgage Securities Trust:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (b)		1,844	1,880,185
Series 2006-GG8, Class A2, 5.48%, 11/10/39		170	171,426
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		10,925	11,325,795
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		8,400	9,251,760
Series 2007-CB18, Class A4, 5.44%, 6/12/47		8,735	9,677,891
Series 2007-CB20, Class AJ, 6.27%, 2/12/51 (b)		7,990	7,914,510
Series 2007-LD11, Class A2, 5.99%, 6/15/49 (b)		3,567	3,656,251
Series 2007-LD11, Class ASB, 6.00%, 6/15/49 (b)		5,293	5,707,519
Series 2007-LD12, Class A2, 5.83%, 2/15/51		3,532	3,611,910
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 6.06%, 6/15/38 (b)		2,750	3,052,233

60	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)	USD	12,250	$12,548,655
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		12,540	13,887,097
London & Regional Debt Securitisation PLC, Series 2, Class A, 0.72%, 10/15/15 (b)	GBP	12,211	18,036,723
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)	USD	6,502	6,544,573
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	4,065,819
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)(b)		1,500	1,562,208
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)(b)		2,000	1,959,912
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.98%, 8/12/45 (a)(b)		7,260	8,128,332
Series 2010-R5, Class 5A, 0.46%, 1/26/37 (a)(b)		895	885,874
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		1,067	1,076,922
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		6,998	6,992,052
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)		3,597	3,536,825
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)		15,935	15,623,327
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (a)		1,764	1,763,257
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		5,062	5,049,842
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		6,155	6,087,178
Talisman Finance PLC, Series 6, Class A, 0.39%, 10/22/16 (b)	EUR	12,752	14,855,969
Titan Europe NHP Ltd., Series 2007-1X, Class A, 0.75%, 1/20/17 (b)	GBP	8,909	11,247,149
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.12%, 2/15/51 (b)	USD	5,540	6,007,338
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		6,452	6,456,322
Windermere PLC, Series XI-X, Class A, 0.76%, 4/24/17 (b)	GBP	6,227	8,973,855

			331,639,661
Interest Only Commercial Mortgage-Backed Securities — 1.1%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.12%, 8/15/45 (b)	USD	18,420	2,157,473
Series 2012-CR3, Class XA, 2.37%, 11/15/45 (b)		38,114	5,033,817
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 2.08%, 8/15/45 (a)(b)		85,630	8,806,749
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.97%, 5/10/63 (a)(b)		58,094	5,592,731
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.85%, 5/25/36 (a)(b)		6,650	106,611
WF-RBS Commercial Mortgage Trust: Series 2012-C8, Class XA, 2.41%, 8/15/45 (a)(b)		32,783	4,049,476

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2012-C9, Class XA, 2.43%, 11/15/45 (a)(b)	USD	58,679	$7,715,984

			33,462,841
Total Non-Agency Mortgage-Backed Securities — 13.1%			420,747,141

Taxable Municipal Bonds	Par (000)		Value
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	7,968,028
Ohio State Water Development Authority RB, 3.38%, 7/01/33 (b)		6,000	6,045,540
State of California GO:
5.10%, 8/01/14		2,240	2,281,373
3.95%, 11/01/15		2,375	2,520,801
State of Illinois GO, 4.07%, 1/01/14		11,015	11,177,581
Total Taxable Municipal Bonds — 0.9%			29,993,323

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.5%
Fannie Mae:
Series 1997-20, Class FB, 0.64%, 3/25/27 (b)		609	600,357
Series 2002-T6, Class A1, 3.31%, 2/25/32		458	471,911
Series 2011-48, Class MG, 4.00%, 6/25/26 (c)		8,883	9,444,023
Series 2011-84, Class MG, 2.00%, 9/25/26 (c)		10,001	10,646,232
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		347	387,489
Series 2577, Class UC, 5.00%, 2/15/18		409	436,623
Series 3710, Class MG, 2.00%, 8/15/25 (c)		4,514	4,794,893
Series 3959, Class MA, 4.50%, 11/15/41		10,037	10,877,469
Series 3986, Class M, 4.50%, 9/15/41		9,377	10,331,006
Ginnie Mae, Series 2006-6, Class C, 5.01%, 2/16/44 (b)		1,008	1,036,289

			49,026,292
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13		10	10,352
Series K003, Class A2, 3.61%, 6/25/14		210	211,869

			222,221
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2010-126, Class UI, 5.50%, 10/25/40		37,935	4,521,917
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Fannie Mae:
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		73,606	10,944,134
Series 2013-M4, Class X1, 4.12%, 2/25/18 (b)		32,242	4,917,383
Series 2013-M5, Class X2, 2.53%, 1/25/21		33,103	4,777,781

BLACKROCK FUNDS II	JUNE 30, 2013	61

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Freddie Mac, Series K710, Class X1, 1.91%, 5/25/19 (b)	USD	46,784	$4,075,662
Ginnie Mae, Series 2012-120, Class IO, 1.01%, 2/16/53 (b)		44,474	3,727,855

			28,442,815
Mortgage-Backed Securities — 24.8%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-7/01/28 (g)		212,017	213,409,152
3.00%, 7/01/28 (g)		260,000	267,290,013
3.50%, 10/01/27-7/01/28 (g)		192,000	199,900,000
4.54%, 4/01/14		5,270	5,340,078
5.00%, 4/01/21		8	8,609
5.50%, 6/01/20-10/01/21		2,511	2,707,194
6.00%, 2/01/17		16	16,493
6.50%, 4/01/21		662	718,301
7.00%, 3/01/15-11/01/17		386	406,557
7.50%, 4/01/15-8/01/16		217	227,524
Mortgage-Backed Securities 2.00%, 7/18/28 (g)		46,200	44,980,034
Freddie Mac Mortgage-Backed Securities, 3.50%, 7/01/43 (g)		59,920	60,687,725

			795,691,680
Total U.S. Government Sponsored Agency Securities — 27.4%			877,904,925

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Notes:
1.25%, 4/15/14-8/31/15 (h)		136,555	138,520,568
0.25%, 4/30/14-5/15/16		117,227	116,871,721
0.13%, 7/31/14		67,800	67,744,404
2.00%, 4/30/16		715	742,483
0.50%, 6/15/16		54,504	54,274,048
Total U.S. Treasury Obligations — 11.8%			378,153,224
Total Long-Term Investments (Cost — $3,534,672,390) — 109.1%			3,499,408,809

Short-Term Securities	Par (000)/ Shares		Value
Foreign Agency Obligations — 1.9%
Mexican Cetes, 3.80%, 8/08/13 (f)	MXN	800,000	$61,493,581
Money Market Fund — 4.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (i)(j)		152,685,479	152,685,479
Total Short-Term Securities (Cost — $216,692,090) — 6.7%			214,179,060

Options Purchased			Value
(Cost — $4,221,372) — 0.1%			3,206,677
Total Investments Before TBA Sale Commitments and Options Written (Cost — $3,755,585,852*) — 115.9%			3,716,794,546

TBA Sale Commitments (g)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/28	USD	46,200	(44,980,034)
2.50%, 7/01/28		67,000	(67,345,778)
3.00%, 7/01/28		194,000	(199,547,197)
3.50%, 7/01/28		128,000	(133,320,000)
Freddie Mac Mortgage-Backed Securities, 3.50%, 7/01/43		59,920	(60,687,725)
Total TBA Sale Commitments (Proceeds — $506,825,494) — (15.8)%			(505,880,734)

Options Written
(Premiums Received — $ 2,167,000) — (0.1)%			(2,635,259)
Total Investments Net of TBA Sale Commitments and Options Written — 100.0%			3,208,278,553
Liabilities in Excess of Other Assets — 0.0%			(1,250,241)

Net Assets — 100.0%			$3,207,028,312

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,755,602,897

Gross unrealized appreciation	$30,300,513
Gross unrealized depreciation	(69,108,864)

Net unrealized depreciation	$(38,808,351)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Convertible security.

(e)	All or a portion of securities with an aggregate market value of $1,951,950 have been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

62	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	—	$308,203
Citigroup Global Markets, Inc.	$67,742,815	$108,285
Credit Suisse Securities (USA) LLC	—	$463,760
Deutsche Bank Securities, Inc.	$66,580,000	$(1,070,682)
Goldman Sachs & Co.	—	$(1,265,625)
J.P. Morgan Securities LLC	$(19,068,280)	$(429,140)
Morgan Stanley & Co. LLC	$24,086,249	$293,905

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2012	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	152,685,479	[1]	—	152,685,479	$152,685,479	$22,516	$231
BlackRock Capital Finance LP, Series 1997-R2, Class AP	46,989	—		(46,989)	—	—	$603	$258

[1]	Represents net shares purchased.

(j)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(1.75)%	6/17/13	Open	$1,895,000	$1,893,710

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
22	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	5,482,675	$37,812
4,063	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	893,860,000	(1,046,762)
28	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	6,973,750	73,328
21	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	5,227,425	35,922
12	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	2,979,750	12,032
12	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	2,975,250	(5,173)
(2,897)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	(350,672,797)	3,268,158
(1,327)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	(167,948,437)	3,568,363
Total						$5,943,680

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	35,785,000	USD	17,000,000	Goldman Sachs Bank USA	7/02/13	$(977,654)
BRL	63,138,023	USD	28,992,985	The Bank of New York Mellon	7/02/13	(697,100)
BRL	36,482,000	USD	16,465,969	UBS AG	7/02/13	(116,225)
USD	16,151,381	BRL	35,785,000	Goldman Sachs Bank USA	7/02/13	114,005
USD	17,000,000	BRL	36,482,000	UBS AG	7/02/13	665,580

BLACKROCK FUNDS II	JUNE 30, 2013	63

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	8,700,000	NZD	10,371,488	BNP Paribas S.A.	7/17/13	$(81,004)
AUD	8,700,000	NZD	10,240,727	BNP Paribas S.A.	7/17/13	20,188
AUD	8,600,000	USD	8,259,449	JPMorgan Chase Bank N.A.	7/17/13	(405,631)
AUD	788,000	USD	803,996	The Bank of New York Mellon	7/17/13	(84,367)
AUD	8,700,000	USD	8,164,776	UBS AG	7/17/13	(219,635)
CAD	8,500,000	NOK	48,495,084	Royal Bank of Canada	7/17/13	100,139
CAD	8,500,000	NOK	48,104,220	Royal Bank of Canada	7/17/13	164,442
CZK	163,796,864	EUR	6,400,000	Citibank N.A.	7/17/13	(134,785)
CZK	163,796,864	EUR	6,400,000	Citibank N.A.	7/17/13	(134,785)
CZK	163,822,500	PLN	27,000,000	Deutsche Bank AG	7/17/13	81,803
CZK	160,636,500	PLN	27,000,000	UBS AG	7/17/13	(77,624)
EUR	6,000,000	CHF	7,418,136	Barclays Bank PLC	7/17/13	(44,385)
EUR	12,800,000	CZK	330,631,936	Citibank N.A.	7/17/13	117,537
GBP	4,000,000	USD	6,299,652	Barclays Bank PLC	7/17/13	(216,635)
GBP	15,470,000	USD	23,603,182	BNP Paribas S.A.	7/17/13	(77,113)
GBP	5,300,000	USD	8,331,070	Credit Suisse International	7/17/13	(271,072)
GBP	2,850,000	USD	4,440,642	Deutsche Bank AG	7/17/13	(106,492)
GBP	1,000,000	USD	1,558,005	The Bank of New York Mellon	7/17/13	(37,251)
HUF	1,848,285,000	PLN	27,000,000	Deutsche Bank AG	7/17/13	24,600
JPY	779,775,200	USD	8,000,000	BNP Paribas S.A.	7/17/13	(137,205)
JPY	779,775,200	USD	8,000,000	BNP Paribas S.A.	7/17/13	(137,205)
JPY	817,384,200	USD	8,200,000	BNP Paribas S.A.	7/17/13	42,022
JPY	796,908,800	USD	8,200,000	Deutsche Bank AG	7/17/13	(164,440)
MXN	104,873,884	USD	8,500,000	Citibank N.A.	7/17/13	(420,405)
MXN	103,375,394	USD	8,500,000	Credit Suisse International	7/17/13	(535,850)
MXN	115,297,263	USD	9,000,000	Deutsche Bank AG	7/17/13	(117,377)
NOK	97,627,175	CAD	17,000,000	Royal Bank of Canada	7/17/13	(95,479)
NOK	100,000,000	SEK	112,494,200	Barclays Bank PLC	7/17/13	(315,555)
NOK	50,000,000	SEK	56,831,400	Deutsche Bank AG	7/17/13	(244,867)
NZD	20,776,418	AUD	17,400,000	BNP Paribas S.A.	7/17/13	187,887
PLN	54,000,000	CZK	334,152,000	Deutsche Bank AG	7/17/13	(489,215)
PLN	27,000,000	HUF	1,882,917,900	Deutsche Bank AG	7/17/13	(177,135)
SEK	56,401,750	NOK	50,000,000	Barclays Bank PLC	7/17/13	180,828
SEK	56,707,050	NOK	50,000,000	Barclays Bank PLC	7/17/13	226,333
SEK	57,158,750	NOK	50,000,000	Barclays Bank PLC	7/17/13	293,659
USD	8,180,419	AUD	8,700,000	Goldman Sachs Bank USA	7/17/13	235,278
USD	8,465,143	AUD	8,600,000	JPMorgan Chase Bank N.A.	7/17/13	611,326
USD	68,567,638	AUD	65,390,322	UBS AG	7/17/13	8,850,933
USD	8,200,000	CHF	7,922,422	UBS AG	7/17/13	(188,825)
USD	7,179,939	GBP	4,615,000	Bank of America N.A.	7/17/13	161,657
USD	141,601,007	GBP	92,494,000	Barclays Bank PLC	7/17/13	940,359
USD	8,226,888	GBP	5,300,000	Credit Suisse International	7/17/13	166,890
USD	6,218,488	GBP	4,000,000	Deutsche Bank AG	7/17/13	135,471
USD	16,000,000	JPY	1,585,681,920	BNP Paribas S.A.	7/17/13	10,916
USD	8,200,000	JPY	831,849,820	Goldman Sachs Bank USA	7/17/13	(187,885)
USD	8,200,000	JPY	824,673,180	JPMorgan Chase Bank N.A.	7/17/13	(115,519)
USD	8,500,000	MXN	106,488,000	Citibank N.A.	7/17/13	296,052
USD	9,000,000	MXN	117,665,208	Credit Suisse International	7/17/13	(65,052)

64	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,000,000	MXN	115,678,224	JPMorgan Chase Bank N.A.	7/17/13	$88,027
USD	16,000,000	ZAR	161,440,000	Deutsche Bank AG	7/17/13	(285,147)
USD	8,000,000	ZAR	80,303,640	Deutsche Bank AG	7/17/13	(100,574)
USD	16,000,000	ZAR	158,528,000	Goldman Sachs Bank USA	7/17/13	8,599
ZAR	79,176,000	USD	8,000,000	Deutsche Bank AG	7/17/13	(13,176)
ZAR	79,984,000	USD	8,000,000	Deutsche Bank AG	7/17/13	68,330
ZAR	79,528,000	USD	8,000,000	Goldman Sachs Bank USA	7/17/13	22,331
ZAR	80,508,000	USD	8,000,000	Goldman Sachs Bank USA	7/17/13	121,188
ZAR	82,019,200	USD	8,000,000	Goldman Sachs Bank USA	7/17/13	273,629
EUR	13,000,000	USD	17,332,289	Deutsche Bank AG	7/23/13	(409,188)
EUR	2,602,000	USD	3,403,367	The Bank of New York Mellon	7/23/13	(16,143)
EUR	5,650,000	USD	7,283,308	UBS AG	7/23/13	71,733
USD	76,228,068	EUR	58,056,411	Citibank N.A.	7/23/13	651,565
USD	12,674,888	EUR	9,756,000	Deutsche Bank AG	7/23/13	(25,249)
USD	3,050,820	EUR	2,322,000	JPMorgan Chase Bank N.A.	7/23/13	28,094
EUR	6,100,000	CHF	7,518,799	Deutsche Bank AG	7/24/13	(21,028)
EUR	6,100,000	CHF	7,471,250	Deutsche Bank AG	7/24/13	29,324
NOK	100,000,000	SEK	111,195,000	Deutsche Bank AG	7/24/13	(118,506)
PHP	346,640,000	USD	8,000,000	Deutsche Bank AG	7/24/13	21,097
USD	8,000,000	THB	249,520,000	Deutsche Bank AG	7/24/13	(33,018)
USD	62,455,750	MXN	787,048,000	Goldman Sachs Bank USA	8/08/13	1,944,666
USD	28,399,615	BRL	63,138,023	The Bank of New York Mellon	10/07/13	691,175
Total						$9,551,862

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Credit Suisse International	Call	1.90%	Receive	3-month LIBOR	8/09/13	USD	250,000	$6,950
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.32%	Receive	3-month LIBOR	5/31/16	USD	28,900	1,043,874
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.32%	Pay	3-month LIBOR	5/31/16	USD	28,900	2,155,853
Total									$3,206,677

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	110,000	$(88,011)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	110,000	(2,547,248)
Total									$(2,635,259)

BLACKROCK FUNDS II	JUNE 30, 2013	65

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•	Credit default swaps – buy protection outstanding as of June 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CA Technologies	1.00%	Barclays Bank PLC	3/20/18	USD	3,395	$(83,637)
Quest Diagnostics, Inc.	1.00%	Bank of America N.A.	3/20/18	USD	11,000	(238,431)
State of Israel	1.00%	Barclays Bank PLC	9/20/18	USD	48,250	(215,005)
MCDX.NA Series 16 Version 1	1.00%	Morgan Stanley Capital Services LLC	6/20/21	USD	16,000	72,961
Total						$(464,112)

•	Credit default swaps – sold protection outstanding as of June 30, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MCDX.NA Series 14	0.00%	Goldman Sachs Bank USA	6/20/20	AA	USD	8,000	$1,131,839

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Morgan Stanley Capital Services LLC	5/10/14	USD	185,000	$406,373
0.43%[2]	3-month LIBOR	Credit Suisse International	8/03/14	USD	64,950	(122,960)
0.43%[2]	3-month LIBOR	Deutsche Bank AG	8/03/14	USD	67,800	(133,441)
0.39%[2]	3-month LIBOR	Deutsche Bank AG	10/11/14	USD	131,300	(11,632)
1.08%[2]	3-month LIBOR	Morgan Stanley Capital Services LLC	5/10/17	USD	74,900	79,472
0.88%[1]	3-month LIBOR	Citibank N.A.	4/11/18	USD	42,900	(1,135,923)
1.52%[2]	3-month LIBOR	Chicago Mercantile	6/24/18	USD	82,500	74,531
2.29%[2]	3-month LIBOR	Chicago Mercantile	5/30/23	USD	18,614	626,653
2.32%[2]	3-month LIBOR	JPMorgan Chase Bank N.A.	6/04/23	USD	29,700	905,995
Total						$689,068

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

66	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$312,891,848	$72,094,260	$384,986,108
Corporate Bonds	—	1,290,418,286	42,945,903	1,333,364,189
Floating Rate Loan Interests	—	636,800	—	636,800
Foreign Agency Obligations	—	37,425,516	—	37,425,516
Foreign Government Obligations	—	36,197,583	—	36,197,583
Non-Agency Mortgage-Backed Securities	—	407,667,911	13,079,230	420,747,141
Taxable Municipal Bonds	—	29,993,323	—	29,993,323
U.S. Government Sponsored Agency Securities	—	877,904,925	—	877,904,925
U.S. Treasury Obligations	—	378,153,224	—	378,153,224
Short-Term Securities	$152,685,479	61,493,581	—	214,179,060
Options Purchased:
Interest Rate Contracts	—	3,206,677	—	3,206,677
Liabilities:
Investments:
TBA Sale Commitments	—	(505,880,734)	—	(505,880,734)
Total	$152,685,479	$2,930,108,940	$128,119,393	$3,210,913,812

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,204,800	—	$1,204,800
Foreign currency exchange contracts	$114,005	17,533,658	—	17,647,663
Interest rate contracts	6,995,615	2,093,024	—	9,088,639
Liabilities:
Credit contracts	—	(537,073)	—	(537,073)
Foreign currency exchange contracts	(813,325)	(7,282,476)	—	(8,095,801)
Interest rate contracts	(1,051,935)	(4,039,215)	—	(5,091,150)
Total	$5,244,360	$8,972,718	—	$14,217,078

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,978,380	—	—	$3,978,380
Foreign currency at value	25,549,235	—	—	25,549,235
Cash pledged for financial futures contracts	2,307,000	—	—	2,307,000
Cash pledged as collateral for swaps	5,221,000	—	—	5,221,000
Liabilities:
Reverse repurchase agreements	—	$(1,893,710)	—	(1,893,710)
Total	$37,055,615	$(1,893,710)	—	$35,161,905

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	67

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2012	$15,752,501	$12,215,000	$24,905,432	$3,573	$52,876,506
Transfers into Level 3[2]	1,999,553	23,984,671	—	—	25,984,224
Transfers out of Level 3[2]	(12,243,780)	—	(24,905,431)	—	(37,149,211)
Accrued discounts/ premiums	111,628	(32,625)	2,585	—	81,588
Net realized gain (loss)	1,633	(1,842)	19,023	221	19,035
Net change in unrealized appreciation/ depreciation[3]	(120,693)	(54,301)	803,459	(148)	628,317
Purchases	71,175,011	19,050,000	16,342,545	—	106,567,556
Sales	(4,581,593)	(12,215,000)	(4,088,383)	(3,646)	(20,888,622)
Closing Balance, as of June 30, 2013	$72,094,260	$42,945,903	$13,079,230	—	$128,119,393

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities	Total
Opening Balance, as of September 30, 2012	$734,828	—	$734,828
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[2]	(734,828)	—	(734,828)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation[3]	—	—	—
Purchases	—	—	—
Issues[4]	—	—	—
Sales	—	—	—
Settlements[5]	—	—	—
Closing Balance, as of June 30, 2013	—	—	—

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments and derivative financial instruments. As of June 30, 2013, the Fund used observable inputs in determining the value on the same investments and derivative financial instruments. As a result, investments and derivative financial instruments with a beginning of period value of $37,884,039 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $576,804 and the change in unrealized appreciation/depreciation on swaps still held as of June 30, 2013 was $0.

[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

68	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.27%, 4/17/25 (a)(b)	USD	500	$474,250
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.93%, 4/21/25 (a)(b)		750	731,250
Total Asset-Backed Securities — 1.0%			1,205,500

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.4%
Bombardier, Inc., 4.25%, 1/15/16 (a)		125	127,813
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		229	245,030
Sequa Corp., 7.00%, 12/15/17 (a)		95	94,050

			466,893
Airlines — 0.5%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	109,512
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	191,900
Continental Airlines Pass-Through Trust, Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		30	32,020
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		320	316,800

			650,232
Auto Components — 0.3%
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		200	190,000
Titan International, Inc., 7.88%, 10/01/17 (a)		196	205,800

			395,800
Building Products — 0.4%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		146	141,255
Building Materials Corp. of America, 6.75%, 5/01/21 (a)		125	132,813
USG Corp., 9.75%, 1/15/18		120	136,200

			410,268
Capital Markets — 0.0%
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (a)		43	40,635
Chemicals — 1.8%
Ashland, Inc., 3.88%, 4/15/18 (a)		55	54,450
Axiall Corp., 4.88%, 5/15/23 (a)		22	20,900
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		77	73,920
Huntsman International LLC, 4.88%, 11/15/20		71	70,113
INEOS Finance PLC, 7.50%, 5/01/20 (a)		340	361,250
INEOS Group Holdings SA, 6.13%, 8/15/18 (a)		200	191,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20		250	261,250
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		30	29,925
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	200,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		36	35,280
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (a)		255	255,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50%, 4/15/21 (a)		158	156,420
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		279	280,395
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (a)		61	58,255
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		150	153,000

			2,201,158

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 3.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)	USD	26	$26,520
ARAMARK Corp., 5.75%, 3/15/20 (a)		60	61,350
Ceridian Corp.:
8.88%, 7/15/19 (a)		910	1,011,237
11.00%, 3/15/21 (a)		134	148,070
HD Supply, Inc.:
8.13%, 4/15/19		803	879,285
11.00%, 4/15/20		789	919,185
7.50%, 7/15/20 (a)		179	181,237
11.50%, 7/15/20		65	75,400
Laureate Education, Inc., 9.25%, 9/01/19 (a)		125	133,750
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	196,000
Tervita Corp., 8.00%, 11/15/18 (a)		96	96,480

			3,728,514
Communications Equipment — 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/19		50	53,000
Computers & Peripherals — 0.1%
CDW LLC/CDW Finance Corp., 8.00%, 12/15/18		100	108,750
Construction & Engineering — 0.1%
Texas Industries, Inc., 9.25%, 8/15/20		79	85,123
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		45	44,213

			129,336
Consumer Finance — 0.1%
Credit Acceptance Corp., 9.13%, 2/01/17		75	79,313
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)		250	266,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7.00%, 11/15/20 (a)		400	385,500
4.88%, 11/15/22 (a)		275	257,125
Berry Plastics Corp., 9.75%, 1/15/21		474	535,620

			1,445,120
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		74	76,590
Diversified Consumer Services — 0.0%
Service Corp. International, 5.38%, 1/15/22 (a)		32	31,920
Diversified Financial Services — 1.1%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (a)		72	72,360
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class A, 5.13%, 11/30/24 (a)		194	193,935
General Motors Financial Co., Inc., 4.25%, 5/15/23 (a)		112	104,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		375	393,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	194,000
Nuveen Investments, Inc., 9.13%, 10/15/17 (a)		388	388,970

			1,347,315
Diversified Telecommunication Services — 1.2%
Avaya, Inc., 7.00%, 4/01/19 (a)		209	188,623
CenturyLink, Inc., 5.63%, 4/01/20		121	122,210
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		112	117,180
5.50%, 8/01/23 (a)		192	180,480

BLACKROCK FUNDS II	JUNE 30, 2013	69

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Intelsat Luxembourg SA, 6.75%, 6/01/18 (a)	USD	125	$125,937
Level 3 Communications, Inc., 8.88%, 6/01/19		60	62,400
Level 3 Financing, Inc., 8.13%, 7/01/19		410	430,500
Wind Acquisition Finance SA, 6.50%, 4/30/20 (a)		200	198,500
Windstream Corp.:
7.75%, 10/15/20		7	7,245
6.38%, 8/01/23		11	10,285

			1,443,360
Electric Utilities — 2.7%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (a)		155	157,325
10.00%, 12/01/20		2,420	2,649,900
12.25%, 3/01/22 (a)		251	277,355
Homer City Generation LP:
8.14%, 10/01/19 (c)		65	67,275
8.73%, 10/01/26 (c)		125	130,625

			3,282,480
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 9/01/22 (a)		40	39,300
Energy Equipment & Services — 0.7%
Oil States International, Inc.:
6.50%, 6/01/19		127	131,445
5.13%, 1/15/23 (a)		385	403,287
Pacific Drilling SA, 5.38%, 6/01/20 (a)		105	98,175
Seadrill Ltd., 5.63%, 9/15/17 (a)		210	206,850

			839,757
Food Products — 0.4%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20 (a)		403	385,369
Post Holdings, Inc., 7.38%, 2/15/22		35	37,450
Smithfield Foods, Inc., 6.63%, 8/15/22		66	70,950

			493,769
Health Care Equipment & Supplies — 0.7%
Biomet, Inc.:
6.50%, 8/01/20 (a)		70	72,144
6.50%, 10/01/20		154	153,615
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		279	301,320
Hologic, Inc., 6.25%, 8/01/20		197	204,264
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/01/18		48	51,600

			782,943
Health Care Providers & Services — 2.1%
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		560	568,400
8.00%, 11/15/19		61	64,889
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		79	78,803
HCA, Inc.:
6.50%, 2/15/20		326	352,691
7.88%, 2/15/20		15	16,153
7.25%, 9/15/20		182	195,423
5.88%, 3/15/22		530	543,913
Tenet Healthcare Corp.:
6.25%, 11/01/18		317	333,643
6.75%, 2/01/20		45	43,650
8.00%, 8/01/20		101	104,409

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
4.38%, 10/01/21 (a)	USD	140	$128,450
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/01/19		100	106,000

			2,536,424
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		388	404,005
Diamond Resorts Corp., 12.00%, 8/15/18		125	136,875
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		10	10,525
5.88%, 3/15/21		39	37,245
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		53	51,145
Station Casinos LLC, 7.50%, 3/01/21 (a)		310	313,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22 (d)		397	400,970

			1,353,865
Household Durables — 1.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	84,900
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		85	85,637
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		49	48,081
Jarden Corp., 7.50%, 5/01/17		175	191,844
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		205	220,887
KB Home, 7.25%, 6/15/18		120	127,200
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		450	480,375
Standard Pacific Corp., 8.38%, 1/15/21		200	228,000

			1,466,924
Household Products — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
9.00%, 4/15/19		105	108,413
7.88%, 8/15/19		387	421,830
5.75%, 10/15/20		550	554,125
Spectrum Brands Escrow Corp.:
6.38%, 11/15/20 (a)		25	26,187
6.63%, 11/15/22 (a)		25	26,187
Spectrum Brands, Inc., 9.50%, 6/15/18		210	229,950

			1,366,692
Independent Power Producers & Energy Traders — 0.5%
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		55	56,198
Series C, 9.68%, 7/02/26		100	104,000
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17		181	198,769
NRG Energy, Inc., 7.63%, 1/15/18		169	180,830

			539,797
Insurance — 0.0%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		27	28,687
Internet Software & Services — 0.9%
IAC/InterActiveCorp., 4.75%, 12/15/22 (a)		48	45,360

70	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Internet Software & Services (concluded)
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20	USD	925	$1,003,625

			1,048,985
IT Services — 0.3%
APX Group, Inc.:
6.38%, 12/01/19 (a)		172	163,400
8.75%, 12/01/20 (a)		138	131,445
WEX, Inc., 4.75%, 2/01/23 (a)		58	54,810

			349,655
Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21		75	73,687
Media — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21		30	32,775
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)		76	55,860
Cinemark USA, Inc., 5.13%, 12/15/22		19	18,335
Clear Channel Communications, Inc., 9.00%, 3/01/21		574	545,300
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		364	374,920
6.50%, 11/15/22 (a)		135	138,375
DISH DBS Corp., 4.25%, 4/01/18 (a)		200	196,000
The McClatchy Co., 9.00%, 12/15/22 (a)		30	31,500
MDC Partners, Inc., 6.75%, 4/01/20 (a)		50	49,875
Sirius XM Radio, Inc., 4.25%, 5/15/20 (a)		60	56,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		200	189,000
Univision Communications, Inc.:
7.88%, 11/01/20 (a)		225	243,563
6.75%, 9/15/22 (a)		33	34,650
WMG Acquisition Corp.:
11.50%, 10/01/18		155	177,475
6.00%, 1/15/21 (a)		74	75,295

			2,219,323
Metals & Mining — 1.4%
ArcelorMittal:
9.50%, 2/15/15		170	185,725
4.25%, 8/05/15		125	126,250
5.00%, 2/25/17		139	140,737
6.13%, 6/01/18		46	47,380
Commercial Metals Co., 4.88%, 5/15/23		132	121,440
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/01/15 (a)		60	60,600
6.38%, 2/01/16 (a)		120	119,850
6.00%, 4/01/17 (a)		570	554,325
New Gold, Inc., 6.25%, 11/15/22 (a)		60	57,450
Novelis, Inc.:
8.38%, 12/15/17		60	63,600
8.75%, 12/15/20		150	160,875

			1,638,232
Multiline Retail — 0.3%
Dollar General Corp., 4.13%, 7/15/17		350	369,174
Oil, Gas & Consumable Fuels — 3.4%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		66	52,470
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		38	37,525
Aurora USA Oil & Gas, Inc.:
9.88%, 2/15/17 (a)		24	24,960
7.50%, 4/01/20 (a)		29	28,420
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		14	14,105

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Chesapeake Energy Corp., 6.88%, 11/15/20	USD	175	$189,875
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		57	55,860
Energy Transfer Equity LP, 7.50%, 10/15/20		125	136,563
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		405	433,350
Halcon Resources Corp., 8.88%, 5/15/21		88	85,360
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (a)		400	419,960
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 (a)		17	16,575
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19 (a)		150	142,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		19	19,570
5.50%, 2/15/23		38	37,430
4.50%, 7/15/23		60	54,900
MEG Energy Corp.:
6.50%, 3/15/21 (a)		167	165,539
6.38%, 1/30/23 (a)		18	17,460
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21 (a)		56	55,160
Northern Oil and Gas, Inc., 8.00%, 6/01/20		65	65,650
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		58	60,755
PDC Energy, Inc., 7.75%, 10/15/22 (a)		45	46,463
Peabody Energy Corp., 6.25%, 11/15/21		120	115,800
Range Resources Corp., 6.75%, 8/01/20		54	57,915
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (a)		62	56,110
Rosetta Resources, Inc., 5.63%, 5/01/21		57	55,646
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		193	187,210
Sabine Pass LNG LP:
7.50%, 11/30/16		855	920,194
6.50%, 11/01/20 (a)		65	65,650
SandRidge Energy, Inc.:
8.75%, 1/15/20		3	3,060
7.50%, 3/15/21		35	33,425
7.50%, 2/15/23		29	27,550
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		117	118,755
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18		235	250,275
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (a)		16	15,760
Western Refining, Inc., 6.25%, 4/01/21 (a)		48	46,920

			4,115,095
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		342	362,520
Clearwater Paper Corp., 7.13%, 11/01/18		150	160,500

			523,020
Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (a)		33	33,247
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		175	182,875
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		85	84,044
VPII Escrow Corp, 6.75%, 8/15/18 (a)		167	171,175

			471,341

BLACKROCK FUNDS II	JUNE 30, 2013	71

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP:
6.75%, 6/01/19	USD	170	$177,650
5.63%, 3/01/23 (a)		26	25,285
iStar Financial, Inc., 4.88%, 7/01/18		71	66,740

			269,675
Real Estate Management & Development — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)		56	56,560
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		50	51,500
Realogy Group LLC:
7.88%, 2/15/19 (a)(d)		709	747,995
7.63%, 1/15/20 (a)		450	487,125
Realogy Group LLC/The Sunshine Group Florida Ltd., 3.38%, 5/01/16 (a)		115	112,413
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		91	86,450

			1,542,043
Road & Rail — 0.1%
The Hertz Corp.:
4.25%, 4/01/18 (a)		52	50,700
5.88%, 10/15/20		15	15,450
7.38%, 1/15/21		5	5,413
6.25%, 10/15/22		55	57,406

			128,969
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (a)		150	147,000
Software — 1.4%
First Data Corp.:
7.38%, 6/15/19 (a)		953	979,207
6.75%, 11/01/20 (a)		180	183,150
Sabre, Inc., 8.50%, 5/15/19 (a)		340	362,100
SunGard Data Systems, Inc., 6.63%, 11/01/19 (a)		95	95,475

			1,619,932
Specialty Retail — 0.8%
Claire’s Stores, Inc.:
9.00%, 3/15/19 (a)		469	515,900
7.75%, 6/01/20 (a)		34	32,895
Dufry Finance SCA, 5.50%, 10/15/20 (a)		200	200,528
Michaels Stores, Inc., 7.75%, 11/01/18		28	29,960
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(c)		20	20,500
Party City Holdings, Inc., 8.88%, 8/01/20 (a)		51	54,697
Rent-A-Center, Inc., 4.75%, 5/01/21 (a)		107	101,383
Sonic Automotive, Inc., 5.00%, 5/15/23 (a)		21	20,370

			976,233
Trading Companies & Distributors — 0.4%
Aircastle Ltd., 6.25%, 12/01/19		34	35,317
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		35	34,387
H&E Equipment Services, Inc., 7.00%, 9/01/22		27	28,147
United Rentals North America, Inc.:
5.75%, 7/15/18		125	131,250
7.63%, 4/15/22		250	270,625

			499,726
Wireless Telecommunication Services — 1.3%
Crown Castle International Corp., 5.25%, 1/15/23		65	62,400

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Ltd., 6.00%, 4/15/21 (a)	USD	200	$189,000
MetroPCS Wireless, Inc., 7.88%, 9/01/18		18	19,170
Softbank Corp., 4.50%, 4/15/20 (a)		270	260,213
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		850	994,500

			1,525,283
Total Corporate Bonds — 35.7%			42,856,215

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense — 1.1%
Atlantic Aviation FBO, Inc., Term Loan (2013), 3.25%, 6/01/20		175	174,617
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		120	119,214
Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term B Loans, 5.50%, 4/09/20		112	111,938
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		562	562,891
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		179	178,396
Tranche C Term Loan, 3.75%, 2/28/20		129	127,502

			1,274,558
Air Freight & Logistics — 0.1%
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		144	144,095
Airlines — 0.6%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		220	219,592
Delta Air Lines, Inc., Term Loan, 4.25%, 4/20/17		149	149,282
Northwest Airlines, Inc.:
B757-300 (2 Msn 32984 N584Nw), 2.30%, 3/10/17		69	63,400
Loan B757-200 (1 Msn 26501 N554NW), 1.68%, 9/10/18		31	27,584
Loan B757-200 (2) (1 Msn 26498 N551Nw), 1.68%, 9/10/18		31	27,584
Loan B757-300 (2) (2 Msn 32983 N583Nw), 2.30%, 3/10/17		36	33,731
US Airways, Inc., Tranche B1 Term Loan, 4.25%, 5/23/19		195	192,481

			713,654
Auto Components — 2.2%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		135	134,494
Allison Transmission, Inc., New Term B-2 Loan, 3.20%, 8/07/17		876	877,631
Federal-Mogul Corp.:
Tranche B Term Loan, 2.13% - 2.14%, 12/29/14		889	848,254
Tranche C Term Loan, 2.13% - 2.14%, 12/28/15		339	323,656
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		250	250,403
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		219	218,977

			2,653,415
Automobiles — 0.2%
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		267	268,655

72	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Biotechnology — 0.1%
Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/01/17	USD	82	$82,609
Building Products — 1.4%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		249	249,126
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		90	89,647
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		442	441,504
CPG International I, Inc., Term Loan, 5.75%, 9/21/19		213	213,601
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		195	195,620
Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18		60	59,526
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		463	459,099

			1,708,123
Capital Markets — 0.3%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		125	125,209
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		195	191,831

			317,040
Chemicals — 3.1%
AI Chem & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/04/19		115	114,498
AI Chem & Cy U.S. AcquiCo, Inc.:
Term Loan (Second Lien), 8.25%, 4/03/20		85	85,000
Tranche B-2 Term Loan, 4.50%, 10/04/19		60	59,408
Arysta LifeScience SPC LLC:
Term Loan B, 4.50%, 5/29/20		745	737,088
Term Loan, 8.25%, 11/30/20		210	206,325
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		376	374,547
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		748	747,474
Eagle Spinco Inc., Term Loan B, 3.50%, 1/28/17		74	75,129
Macdermid, Inc.:
Term Loan, 4.25%, 6/07/20		410	407,097
Term Loan, 7.75%, 12/07/20		65	65,569
Oxea S.à r.l.:
Term Loan B2, 4.75%, 12/06/19		365	361,919
Term Loan, 7.25%, 6/05/20		300	298,500
Univar, Inc., Term B Loan, 5.00%, 6/30/17		148	144,598

			3,677,152
Commercial Services & Supplies — 3.6%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		642	639,047
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.), Term Loan, 5.00%, 2/21/15		145	143,369
Aramark Corp., U.S. Term D Loan, 4.00%, 9/09/19		150	149,437
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Term Loan, 4.25%, 2/07/20		200	198,004
Ceridian Corp., Extended U.S. Term Loan, 5.94%, 5/09/17		135	134,915
Garda Security, Term B Loan, 4.50%, 11/13/19		50	50,040

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20	USD	60	$60,900
Initial Term Loan (First Lien), 5.25%, 11/01/19		119	120,103
Getty Images, Inc., Initial Term Loan (New), 4.75%, 10/18/19		118	116,267
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		485	483,673
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 6.00%, 10/31/19		104	104,475
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50% - 5.50%, 7/30/18		123	122,728
Laureate Education, Inc., Series 2018 Extended Term Loan, 5.25%, 6/15/18		187	185,868
Livingston International, Inc.:
Initial Term Loan (Second Lien), 9.00%, 4/17/20		55	55,481
Term Loan B1, 5.00%, 4/18/19		115	114,425
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		198	194,819
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		637	628,311
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		450	447,471
TWCC Holding Corp., Term Loan, 7.00%, 12/11/20		220	221,100
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		135	134,831
Term Loan (Second Lien), 9.25%, 9/13/20		55	55,411

			4,360,675
Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc.:
Asset Sale Loan, 6.25%, 8/01/16		110	110,843
Euro Term Loan, 7.50%, 1/30/19	EUR	109	142,583
U.S. Term Loan, 7.25%, 1/30/19	USD	816	822,676
Arris Group, Inc. (FKA Arris Enterprises I, Inc.), Term Loan B, 3.50%, 4/17/20		85	83,869
Commscope, Inc., Tranche 2 Term Loan, 3.75%, 1/14/18		247	247,572
Riverbed Technology, Inc., Loan, 4.00%, 12/18/19		169	169,119

			1,576,662
Computers & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.50%, 4/29/20		200	196,633
Containers & Packaging — 1.3%
Berlin Packaging LLC, Loan (Second Lien), 8.75%, 4/02/20		95	95,475
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20		65	64,063
Clondalkin Acquisition BV, Term Loan (First Lien), 5.75%, 5/31/20		220	219,450
Pact Group (USA), Inc., Term Loan B, 3.75%, 5/29/20		690	684,825
Sealed Air Corp., Term B-1 Facility, 4.00%, 10/03/18		79	79,141
Tekni-Plex, Inc., Term Loan (2013), 5.50%, 8/31/19		195	194,025
Waddington North America, Inc.:
Term Loan B, 4.50%, 4/30/20		175	173,469
Term Loan C, 8.50%, 11/24/20		85	85,425

			1,595,873

BLACKROCK FUNDS II	JUNE 30, 2013	73

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Distributors — 0.1%
VWR Funding, Inc., Dollar Term B-1 Loan, 4.20%, 4/03/17	USD	104	$103,953
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00% - 5.25%, 1/30/20		652	653,191
Learning Care Group (U.S.) No. 2, Inc., Term Loan 2013, 6.00%, 5/08/19		85	84,416
RentPath, Inc., Term Loan B, 6.25%, 5/29/20		275	270,705
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		215	213,441

			1,221,753
Diversified Financial Services — 0.8%
HarbourVest Partners LP, Term Loan, 4.75%, 11/21/17		82	82,098
Nuveen Investments, Inc.:
Tranche B First-Lien Term Loan, 4.20%, 5/13/17		227	224,665
Tranche B Second-Lien Term Loan, 6.50%, 2/28/19		61	60,136
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18		347	347,882
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		244	244,207

			958,988
Diversified Telecommunication Services — 3.1%
Avaya, Inc.:
Term B-3 Loan, 4.77%, 10/26/17		204	178,201
Term B-5 Loan, 8.00%, 3/31/18		27	25,318
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		283	282,631
Consolidated Communications, Inc., Incremental Term 3 Loan, 5.25%, 12/31/18		194	195,092
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		173	172,882
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		70	71,575
Term B Loan, 5.25%, 2/22/19		145	144,565
Intelsat Jackson Holdings Ltd., Tranche B-1 Term Loan, 4.25%, 4/02/18		595	594,801
Level 3 Financing, Inc., Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		715	714,328
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.50%, 4/13/20		230	228,132
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term B Loan, 2.70%, 4/17/20		400	399,668
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		478	475,305
West Corp., Term B-8 Loan, 3.75%, 6/30/18		300	298,699

			3,781,197
Electric Utilities — 0.4%
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		435	430,924
Electrical Equipment — 0.4%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20		315	312,145
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		114	114,497

			426,642

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services — 0.8%
ION Trading Technologies S.à r.l.:
Loan (Second Lien), 8.25%, 5/22/21	USD	85	$84,787
Term Loan (First Lien), 4.50%, 5/22/20		310	307,932
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Loan, 6.25%, 10/25/17		239	237,950
Term Loan B, 5.75%, 3/28/19		145	144,999
Pacific Drilling SA, Term Loan B, 4.50%, 6/03/18		230	228,907

			1,004,575
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club, Inc.:
Initial Loans (Second Lien), 9.75%, 3/26/20		80	81,400
New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		284	282,443
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan, 6.25%, 11/14/19		470	465,300
Rite Aid Corp.:
Term Loan 6, 4.00%, 2/21/20		150	148,940
Term Loan, 5.75%, 8/21/20		215	217,687
Sprouts Farmers Markets Holdings LLC, Initial Term Loan, 4.50%, 4/23/20		180	179,550
Supervalu, Inc., New Term Loan, 5.00%, 3/21/19		204	202,764
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Term Loan B, 4.50%, 3/31/19		270	266,760

			1,844,844
Food Products — 1.7%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		180	180,037
CTI Foods Holding Co. LLC, Term Loan B, 4.50%, 6/15/20		205	203,463
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		291	289,786
Dole Food Co., Inc., Tranche B Term Loan, 3.75%, 4/01/20		299	297,434
H. J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		185	184,663
Pinnacle Foods Finance LLC, New Term Loan G, 3.25%, 4/29/20		409	405,908
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		299	299,624
Term B Loan (Second Lien), 10.75%, 11/01/19		200	199,750

			2,060,665
Health Care Equipment & Supplies — 2.6%
Bausch & Lomb, Inc., New Parent Term Loan, 4.00%, 5/18/19		446	444,582
Biomet, Inc., Dollar Term B-1 Loan, 3.94% - 4.02%, 7/25/17		134	132,873
BSN Medical Luxembourg Holding S.à r.l. (P&F Capital), Facility B1A, 5.00%, 8/28/19		180	180,450
Carestream Health, Inc., Term Loan, 8.50%, 12/05/19		225	220,500
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		242	243,248
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B Term Loan, 4.75%, 9/15/17		495	497,266
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		363	363,331
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		694	695,601

74	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Onex Carestream Finance LP, Term Loan, 5.00%, 6/07/19	USD	300	$296,202

			3,074,053
Health Care Providers & Services — 2.2%
American Renal Holdings, Inc.:
Term B Loan (First Lien), 4.50%, 8/20/19		439	434,239
Term Loan B (Second Lien), 8.50%, 2/20/20		105	104,562
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		65	65,039
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		247	247,925
Tranche B-2 Term Loan, 4.00%, 11/01/19		418	417,750
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		179	171,872
Emdeon, Inc., Term Loan B2, 3.75%, 11/02/18		331	329,130
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		373	371,488
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		161	166,060
HCA, Inc., Tranche B-5 Term Loan, 3.03%, 3/31/17		185	183,960
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		29	29,217
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.25%, 6/29/18		175	174,781

			2,696,023
Health Care Technology — 0.4%
IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17		419	418,882
Merge Healthcare, Inc., Term Loan, 6.00%, 4/23/19		70	70,350

			489,232
Hotels, Restaurants & Leisure — 5.0%
Bass Pro Group LLC, Loan, 4.00%, 11/20/19		371	370,674
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		119	118,738
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-6 Loan, 5.44%, 1/28/18		50	44,125
Cedar Fair LP, U.S. Term Facility, 3.25%, 3/06/20		160	159,839
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		180	179,100
Term Loan (Second Lien), 8.75%, 2/20/20		90	90,787
Four Seasons Holdings, Inc., Term Loan B1, 6.25%, 12/24/20		155	156,163
Harrah’s Las Vegas Propco LLC, Senior Loan,(0.01)%-3.69%, 2/13/14		1,991	1,837,072
MGM Resorts International (MGM Grand Detroit LLC):
Term A Loan, 3.20%, 12/20/17		448	446,743
Term B Loan, 3.50%, 12/20/19		179	177,757
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		135	134,444
Pilot Travel Centers LLC, First Amendment Tranche B Term Loan, 4.25%, 8/07/19		50	48,850
Rock Ohio Caesars LLC, Term Loan B, 0.00%, 3/27/19		90	89,850
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18		91	91,241

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20	USD	389	$388,539
Travelport LLC (FKA Travelport, Inc.):
Term Loan B, 6.25%, 6/21/19		215	212,313
Tranche 1 Loan, 9.50%, 1/31/16		225	230,344
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Term Loan, 5.25%, 11/10/18		196	196,778
VML U.S. Finance LLC (AKA Venetian Macau), Term Loan U.S. Dollar, 1.73%, 11/15/16		890	879,249
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		201	200,560

			6,053,166
Independent Power Producers & Energy Traders — 1.2%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		269	268,855
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		144	143,173
Term Loan B3, 4.00%, 10/09/19		284	283,041
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		215	213,254
Panda Temple Power II LLC, Term Loan B, 7.25%, 4/03/19		130	130,650
Star West Generation LLC, Term B Advance, 4.25%, 3/13/20		434	434,455

			1,473,428
Insurance — 1.1%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		100	99,251
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		617	610,848
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 4.25%, 9/28/16		81	80,790
Tranche B-2 Term Loan, 5.00%, 9/28/18		116	115,104
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		155	154,225
Term Loan (Second Lien), 8.25%, 10/16/20		70	70,000
Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien), 5.00%, 12/10/19		85	84,258
National Financial Partners, Term Loan B, 5.25%, 6/19/20		80	79,434

			1,293,910
Internet Software & Services — 0.2%
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		297	296,504
IT Services — 0.5%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19		199	198,129
CompuCom Systems, Inc., Term Loan, 4.25%, 5/09/20		105	103,163
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		95	94,477
Moneygram International, Inc., Term Loan, 4.25%, 3/27/20		155	154,710

			550,479
Leisure Equipment & Products — 0.5%
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50% - 5.50%, 1/31/20		105	104,476
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		238	237,267

BLACKROCK FUNDS II	JUNE 30, 2013	75

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Leisure Equipment & Products (concluded)
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 10/16/19	USD	181	$181,006
SRAM LLC, Term Loan (First Lien), 4.00%, 4/10/20		83	82,306

			605,055
Life Sciences Tools & Services — 0.6%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		70	69,998
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		609	609,096

			679,094
Machinery — 1.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		512	507,834
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.50%, 12/10/18		74	73,763
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19		90	88,990
Initial Term Loan (Second Lien), 8.75%, 12/21/20		45	45,337
Bombardier Recreational Products, Inc., Term B Loan, 4.00%, 1/30/19		83	82,799
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		85	82,038
Rexnord LLC/RBS Global, Inc., 2013 Term B Loan Refinancing, 3.75%, 4/01/18		187	186,858
Thermasys Corp., Term Loan, 5.53%, 5/03/19		145	144,565
Wabash National, Tranche B-1 Loan, 4.50% — 5.75%, 5/08/19		185	183,743
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		141	143,522

			1,539,449
Marine — 0.4%
HGIM Corp., Term B Loan, 5.50%, 6/18/20		210	210,000
State Class Tankers II LLC, Term Loan B, 6.75%, 6/20/20		285	282,863

			492,863
Media — 5.2%
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		120	118,500
AMC Entertainment, Inc., Term Loan, 3.50%, 4/30/20		279	278,253
Charter Communications Operating LLC, Term Loan E, 3.00%, 4/10/20		275	271,348
Clear Channel Communications, Inc.:
Term Loan D, 6.95%, 1/30/19		584	532,625
Tranche B Term Loan, 3.85%, 1/29/16		101	92,013
Cumulus Media Holdings, Inc., Term Loan (First Lien 2012), 4.50%, 9/17/18		190	189,922
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17		159	160,092
Gray Television, Inc., Initial Term Loan, 4.75%, 10/12/19		233	234,027
Kabel Deutschland GmbH, Facility F1, 3.25%, 2/01/19		200	199,182
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		220	218,900
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		248	248,050
National CineMedia LLC, Term Loan (2013), 2.95%, 11/26/19		690	683,617

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
NEP/NCP Holdco, Inc.:
Refinanced New Term Loan (First Lien), 4.75%, 1/22/20	USD	323	$324,723
Term Loan (Second Lien), 9.50%, 7/22/20		31	32,136
Nielsen Finance LLC, Class E Dollar Term Loan, 2.94%, 5/01/16		546	546,663
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		133	134,199
Univision Communications, Inc.:
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		239	236,771
2013 New First-Lien Term Loan, 4.50%, 3/01/20		349	345,197
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/07/20		300	296,418
C Facility, 4.50%, 6/08/20	GBP	270	409,431
WideOpenWest Finance LLC:
Term B Loan, 4.75%, 4/01/19	USD	158	158,601
Term B-1 Loan, 4.25%, 7/17/17		264	264,715
WMG Acquisitions Corp.:
Term Loan B1, 3.75%, 7/01/20		24	23,824
Tranche B Initial Term Loan, 3.75%, 7/01/20		246	242,576

			6,241,783
Metals & Mining — 1.7%
Constellium Holdco BV (Constellium France SAS), Term Loan B, 6.00%, 3/25/20		279	283,839
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		308	305,607
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		252	252,651
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 5.75%, 4/02/18		1,245	1,212,246

			2,054,343
Multiline Retail — 0.5%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		89	89,399
J.C. Penney Corp., Inc., Term Loan, 6.00%, 5/22/18		535	535,380

			624,779
Multi-Utilities — 0.1%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	44,213
Power Buyer LLC:
Delayed Draw, 1.63%, 5/06/20		9	9,326
Term Loan B, 4.25%, 5/06/20		76	74,611

			128,150
Oil, Gas & Consumable Fuels — 2.1%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		620	627,620
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		175	173,250
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/08/20		185	185,309
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		723	720,819
Murray Energy Corp., Term Loan, 4.75%, 5/24/19		90	89,213
Philadelphia Energy Solutions Refining & Marketing LLC, Initial Term Loan, 6.25%, 4/04/18		204	202,954
Quicksilver Resources, Inc., Term Loan B, 7.00%, 6/12/19		100	97,000

76	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Ruby Western Pipeline Holdings LLC (Ruby Western Pipeline Holdings B LLC), Loan, 3.50%, 3/27/20	USD	150	$149,250
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		65	64,756
Teine Energy Ltd., Term Loan (Second Lien), 7.50%, 5/17/19		55	54,177
Tesoro Corp., Initial Term Loan, 2.52%, 1/28/16		130	129,837

			2,494,185
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 7.75%, 12/21/18		199	201,893
Personal Products — 0.2%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		150	149,695
Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19		132	132,431

			282,126
Pharmaceuticals — 2.3%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17		252	251,718
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/29/17		90	89,269
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		130	127,400
Term B-3 Loan, 7.75%, 5/15/18		121	118,768
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		785	778,909
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18		318	317,625
Valeant Pharmaceuticals International, Inc.:
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19		174	172,711
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19		163	162,139
Term Loan B, 4.50%, 6/26/20		555	553,057
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		14	13,560
Warner Chilcott Corp.:
Additional Term B-1 Loan, 4.25%, 3/15/18		44	43,893
Term B-1 Loan, 4.25%, 3/15/18		101	100,829
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		80	79,455

			2,809,333
Professional Services — 0.8%
Crossmark Holdings, Inc., Term Loan (First Lien), 4.50%, 12/20/19		65	64,405
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		425	422,344
On Assignment, Inc., Term Loan B, 3.50%, 5/15/20		119	118,411
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		352	352,978

			958,138
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		469	468,130
Real Estate Management & Development — 1.0%
Realogy Corp.:
Extended Synthetic Commitment, 0.05% — 4.40%, 10/10/16		19	18,698

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (concluded)
Initial Term B Loan, 4.50%, 3/05/20	USD	1,187	$1,187,322

			1,206,020
Road & Rail — 0.2%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		150	146,633
Transtar Holding Co., Term Loan (First Lien), 5.50%, 10/09/18		114	114,566

			261,199
Semiconductors & Semiconductor Equipment —0.6%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.00%, 3/01/20		559	553,612
NXP BV, Tranche C Loan, 4.75%, 1/10/20		119	120,855

			674,467
Software — 2.1%
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		55	54,223
First Data Corp., 2018B New Term Loan, 4.19%, 9/24/18		310	301,863
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25%, 4/05/18		495	495,750
Sabre, Inc., Term B Loan, 5.25%, 2/19/19		214	215,037
Sophia LP, Term Loan, 4.50%, 7/19/18		266	266,206
SS&C Technologies Holdings Europe S.à r.l.:
Term Loan B1, 0.30%, 6/07/19		228	227,319
Term Loan B2, 3.50%, 6/07/19		24	23,516
Stoneriver Group LP:
Term Loan B, 4.50%, 11/30/19		290	287,341
Term Loan, 8.50%, 5/30/20		105	104,213
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		90	89,718
Tranche E Term Loan, 4.00%, 3/08/20		115	114,512
Websense, Inc.:
Term Loan, 4.50%, 6/25/20		185	184,423
Term Loan, 8.25%, 12/25/20		160	159,400

			2,523,521
Specialty Retail — 2.9%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		297	297,652
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		180	178,155
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		234	233,680
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		29	27,470
Harbor Freight Tools USA, Inc./Central Purchasing LLC, Initial Loan, 6.50%, 11/14/17		248	249,145
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		219	217,702
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		173	172,292
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		500	498,020
The Neiman Marcus Group, Inc., Term Loan, 4.00%, 5/16/18		260	258,944
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		756	749,742
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		323	322,737
Toys ’R’ Us-Delaware, Inc., Term B-3 Loan, 5.25%, 5/25/18		72	68,814

BLACKROCK FUNDS II	JUNE 30, 2013	77

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19	USD	184	$183,431

			3,457,784
Textiles, Apparel & Luxury Goods — 0.1%
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		139	138,634
Thrifts & Mortgage Finance — 0.1%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		105	105,174
Trading Companies & Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		430	426,453
Transportation Infrastructure — 0.1%
Road Infrastructure Investment LLC, Term Loan, 6.25%, 3/30/18		75	75,000
Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		104	103,344
Syniverse Holdings, Inc., Initial Term Loan (2013), 4.00%, 4/23/19		180	179,100

			282,444
Total Floating Rate Loan Interests — 62.4%			75,059,497

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.51%, 3/25/37 (b)	USD	28	$27,432
Total Long-Term Investments (Cost — $ 119,794,174) — 99.1%			119,148,644

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (e)(f)		8,815,087	8,815,087
Total Short-Term Securities
(Cost — $ 8,815,087) — 7.3%			8,815,087
Total Investments
(Cost — $ 128,609,261*) — 106.4%			127,963,731
Liabilities in Excess of Other Assets — (6.4)%			(7,685,983)

Net Assets — 100.0%			$120,277,748

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$128,609,261

Gross unrealized appreciation	$507,013
Gross unrealized depreciation	(1,152,543)

Net unrealized depreciation	$(645,530)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	All or a portion of securities with an aggregate market value of $753,340 have been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	5,192,327	3,622,760	8,815,087	$7,405	$20

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

78	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.63%)	10/14/12	Open	$308,533	$307,129
Deutsche Bank Securities, Inc.	(0.75%)	2/21/13	Open	385,090	384,047
Total				$693,623	$691,176

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	456,077	GBP	299,000	Goldman Sachs Bank USA	7/17/13	$1,371
USD	147,504	EUR	113,000	Barclays Bank PLC	7/23/13	403
Total						$1,774

•	Credit default swaps — sold protection outstanding as of June 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	85		$(6,533)

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, vola- tilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2013	79

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$1,205,500	$1,205,500
Corporate Bonds	—	$42,856,215	—	42,856,215
Floating Rate Loan Interests	—	71,686,447	3,373,050	75,059,497
Non-Agency Mortgage-Backed Securities	—	27,432	—	27,432
Short-Term Securities	$8,815,087	—	—	8,815,087
Total	$8,815,087	$114,570,094	$4,578,550	$127,963,731

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,774	—	$1,774
Liabilities:
Credit contracts	—	(6,533)	—	(6,533)
Total	—	$(4,759)	—	$(4,759)

[1]      Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,908,956	—	—	$2,908,956
Foreign currency at value	464,358	—	—	464,358
Liabilities:
Reverse repurchase agreements	—	$(691,176)	—	(691,176)
Total	$3,373,314	$(691,176)	—	$2,682,138

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of September 30, 2012	—	$1,927,419	$1,927,419
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[2]	—	(1,249,612)	(1,249,612)
Accrued discounts/premiums	$386	1,462	1,848
Net realized gain (loss)	—	12,688	12,688
Net change in unrealized appreciation/depreciation[3]	8,589	(74,469)	(65,880)
Purchases	1,196,525	3,630,921	4,827,446
Sales	—	(875,359)	(875,359)
Closing Balance, as of June 30, 2013	$1,205,500	$3,373,050	$4,578,550

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of September 30, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,249,612 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $(65,666).

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

80	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (a)	USD	232	$242,682
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (a)		70	76,418
HLSS Servicer Advance Receivables Backed Notes:
Series 2013-T1, Class A1, 0.90%, 1/15/44 (b)		15,921	15,865,278
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		3,101	3,060,377
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		6,810	6,794,555
Total Asset-Backed Securities — 2.6%			26,039,310

Corporate Bonds	Par (000)		Value
Commercial Banks — 8.2%
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (b)		20,800	21,750,560
The Toronto-Dominion Bank:
2.20%, 7/29/15 (b)		25,000	25,767,587
1.63%, 9/14/16 (b)		34,825	35,371,754

			82,889,901
Oil, Gas & Consumable Fuels — 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15		579	613,029
Total Corporate Bonds — 8.3%			83,502,930

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 2.1%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.09%, 12/10/45 (a)		59,930	6,744,667
Series 2013-CR7, Class XA, 1.77%, 3/10/46 (a)		33,995	3,254,709
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (a)		39,281	4,016,179
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.85%, 5/25/36 (a)(b)		2,789	44,715
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.99%, 12/15/45 (a)(b)		62,879	7,163,215
Total Non-Agency Mortgage-Backed Securities — 2.1%			21,223,485

Project Loans — 0.0%	Par (000)		Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		55	54,117

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 6.7%
Fannie Mae:
0.65%, 3/28/16		22,400	22,308,272
4.13%, 4/15/14		2,400	2,473,908
Federal Home Loan Bank:
3.63%, 10/18/13		10,750	10,860,618
4.00%, 9/06/13		9,100	9,163,372
Freddie Mac:
0.88%, 3/07/18		15,039	14,552,909

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations (concluded)
2.50%, 4/23/14	USD	1,650	$1,680,898
4.38%, 7/17/15		6,100	6,588,220
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		134	140,753
Series 1996-20J, 7.20%, 10/01/16		144	151,432
Series 1998-20J, Class 1, 5.50%, 10/01/18		315	338,728

			68,259,110
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32		187	192,415
Interest Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae:
Series 2010-62, Class ES, 6.31%, 3/25/40 (a)		1,550	215,892
Series 2012-146, Class IA, 5.00%, 1/25/43		4,204	541,050
Series 2013-14, Class IA, 4.50%, 3/25/43		6,874	709,431
Series 2013-20, Class IE, 4.00%, 3/25/43		7,344	1,538,383
Series 2013-42, Class QI, 4.00%, 4/25/43		4,730	514,986
Series 2013-52, Class EI, 4.00%, 3/25/43		4,624	471,331
Series 2012-90, Class DI, 4.00%, 3/25/42		7,813	785,580
Freddie Mac, Series 4035, Class IP, 4.50%, 10/15/41		7,931	1,051,044
Ginnie Mae, Series 2013-87, Class AS, 6.01%, 6/20/43 (a)		5,100	790,500

			6,618,197
Interest Only Commercial Mortgage-Backed Securities — 2.3%
Freddie Mac:
Series K023, Class X1, 1.44%, 8/25/22 (a)		158,357	14,563,909
Series K024, Class X1, 1.03%, 9/25/22 (a)		26,335	1,672,454
Series K025, Class X1, 1.03%, 10/25/22 (a)		33,160	2,150,905
Series K027, Class X1, 0.96%, 1/25/23 (a)		27,052	1,652,431
Series K712, Class X1, 1.51%, 11/25/19 (a)		30,570	2,171,327
Ginnie Mae:
Series 2005-9, Class IO, 0.62%, 1/16/45 (a)		24,497	433,721
Series 2005-50, Class IO, 0.62%, 6/16/45 (a)		15,213	331,515
Series 2006-30, Class IO, 0.62%, 5/16/46 (a)		17,689	550,458

			23,526,720
Mortgage-Backed Securities — 134.7%
Fannie Mae Mortgage-Backed Securities:
2.24%, 10/01/42 (a)		2,296	2,340,242
2.50%, 12/01/27-7/01/28 (c)		22,024	22,179,113
2.95%, 3/01/41 (a)		1,148	1,198,173
3.00%, 9/01/27-7/01/43 (c)		267,398	262,816,331
3.16%, 3/01/41 (a)		1,481	1,544,109
3.27%, 12/01/40 (a)		1,753	1,830,370
3.33%, 6/01/41 (a)		2,773	2,888,934
3.50%, 7/01/27-7/01/43 (a)(c)		308,942	314,176,279
4.00%, 1/01/25-7/01/43 (c)		60,962	63,764,718

BLACKROCK FUNDS II	JUNE 30, 2013	81

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Mortgage-Backed Securities (concluded)
4.50%, 2/01/25-7/01/43 (c)	USD	58,379		$61,848,265
5.00%, 11/01/32-7/01/43 (c)		45,665		49,282,357
5.50%, 2/01/35-7/01/43 (c)		41,187		44,855,746
6.00%, 5/01/33-7/01/43 (c)		17,457		19,186,959
6.50%, 5/01/40		7,769		8,606,985
Freddie Mac Mortgage-Backed Securities:
2.92%, 6/01/42 (a)		1,665		1,708,279
3.00%, 7/01/28-7/01/43 (c)		37,055		36,480,581
3.05%, 2/01/41 (a)		1,986		2,077,217
3.50%, 7/01/28-7/01/43 (c)		29,900		30,377,313
4.00%, 7/01/28-7/01/43 (c)		72,754		75,673,386
4.50%, 10/01/41		14,969		15,760,965
5.00%, 7/01/35-5/01/39		14,168		15,161,651
13.00%, 4/01/14		—(d	)	93
Ginnie Mae Mortgage-Backed Securities:
2.75%, 7/15/42-9/15/42		319		297,931
2.89%, 11/15/41		102		99,732
2.90%, 12/15/41-3/15/42		3,074		2,872,810
3.00%, 9/15/35-4/15/43		12,273		12,167,517
3.25%, 9/15/42		1,449		1,435,401
3.45%, 8/15/42-11/15/42		19,841		19,702,167
3.50%, 9/15/42-7/15/43 (c)		112,967		115,994,695
3.75%, 9/15/42		1,904		1,956,148
3.99%, 2/15/41-4/15/41		494		507,646
4.00%, 2/20/41-7/15/43 (c)		53,734		56,379,741
4.25%, 6/15/41-9/15/41		1,931		2,038,455
4.50%, 5/20/41-7/15/43 (c)		86,279		92,463,294
4.75%, 11/15/33-12/15/33		1,545		1,624,235
5.00%, 12/15/38-7/15/43 (c)		20,382		22,107,851
7.00%, 6/15/23-3/15/24		—(d	)	382

				1,363,406,071
Total U.S. Government Sponsored Agency Securities — 144.4%				1,462,002,513

U.S. Treasury Obligations	Par (000)			Value
U.S. Treasury Bonds:
7.50%, 11/15/24		5,400		8,008,875
6.63%, 2/15/27		6,500		9,256,403
4.75%, 2/15/37		8,900		10,980,375
4.63%, 2/15/40		22,000		26,809,068
2.75%, 11/15/42		3,818		3,291,834
3.13%, 2/15/43		54,043		50,445,790
2.88%, 5/15/43 (e)		17,100		15,133,500
U.S. Treasury Notes:
1.25%, 2/15/14 (e)		82,600		83,167,875
0.38%, 6/30/15 (e)		89,975		90,010,180
0.50%, 6/15/16-7/31/17 (e)		86,245		85,881,033
1.38%, 6/30/18-1/31/20 (e)		118,773		117,919,446
3.63%, 2/15/21 (e)		45,100		50,127,928
2.00%, 2/15/22		5,200		5,085,844
1.63%, 11/15/22		3,150		2,940,575
1.75%, 5/15/23 (e)		33,490		31,365,461
Total U.S. Treasury Obligations — 58.3%				590,424,187
Total Long-Term Investments (Cost — $2,224,718,181) — 215.7%				2,183,246,542

Short-Term Securities	Par (000)		Value
Foreign Agency Obligations
Kingdom of Denmark Treasury Bill, 0.00%, 9/02/13	USD	114,000	$19,903,213
Total Foreign Agency Obligations — 2.0%			19,903,213

Money Market Fund	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (f)(g)		6,443,684	6,443,684
Total Money Market Fund — 0.6%			6,443,684

Total Short-Term Securities (Cost — $26,379,884) — 2.6%			26,346,897

Options Purchased			Value
(Cost — $1,875,359) — 0.2%			2,103,112
Total Investments Before TBA Sale Commitments and Options Written (Cost — $2,252,973,424*) — 218.5%			2,211,696,551

TBA Sale Commitments (c)	Par (000)		Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/28	USD	20,000	(20,115,624)
3.00%, 7/01/28-7/01/43		185,700	(182,316,414)
3.50%, 7/01/28-7/01/43		258,000	(262,245,660)
4.00%, 7/01/28-7/01/43		39,100	(40,817,941)
4.50%, 7/01/43		46,200	(48,847,875)
5.00%, 7/01/43		39,200	(42,185,938)
5.50%, 7/01/43		28,900	(31,388,111)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/43		19,300	(18,811,469)
3.50%, 7/01/43		12,400	(12,558,875)
4.00%, 7/01/43		49,500	(51,474,199)
4.50%, 7/01/43		5,500	(5,791,328)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/43		12,100	(11,961,985)
3.50%, 7/15/43		111,900	(114,827,287)
4.00%, 7/15/43		13,400	(14,053,250)
4.50%, 7/15/43		47,500	(50,624,098)
5.00%, 7/15/43		400	(432,875)
Total TBA Sale Commitments (Proceeds — $911,344,349) — (89.8)%			(908,452,929)

Options Written			Value
(Premiums Received — $ 2,103,343) — (0.2)%			(2,454,834)
Total Investments Net of TBA Sale Commitments and Options Written — 128.5%			1,300,788,788
Liabilities in Excess of Other Assets — (28.5)%			(288,660,833)

Net Assets — 100.0%			$1,012,127,955

82	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,254,442,389

Gross unrealized appreciation	$9,004,736
Gross unrealized depreciation	(51,750,574)

Net unrealized depreciation	$(42,745,838)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$991,625	$(27,626)
BNP Paribas Securities Corp.	$258,798	$(139,764)
Citigroup Global Markets, Inc.	$14,277,018	$(338,838)
Credit Suisse Securities (USA) LLC	$31,159,467	$(806,026)
Deutsche Bank Securities, Inc.	$(60,645,951)	$(96,118)
Goldman Sachs & Co.	$17,097,093	$485,306
J.P. Morgan Securities LLC	$(91,242,463)	$775,377
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(9,875,222)	$(301,941)
Morgan Stanley & Co. LLC	$(23,022,905)	$(554,448)
Nomura Securities International, Inc.	$(25,780)	$(65,624)
RBC Capital Markets LLC	$71,801,848	$(3,495,379)
RBS Securities, Inc.	$(17,335,718)	$361,735
Royal Bank of Scotland Group Plc	$(1,271,938)	$(15,391)

(d)	Amount is less than $500.

(e)	All or a portion of securities with an aggregate market value of $495,747,146 have been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	43,682,788	(37,239,104)	6,443,684	$3,903	$1,616

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.11%	5/06/13	Open	$28,595,000	$28,599,893
BNP Paribas Securities Corp.	0.11%	05/13/13	Open	30,337,500	30,342,042
Credit Suisse Securities (USA) LLC	0.12%	05/15/13	Open	9,330,000	9,331,462
BNP Paribas Securities Corp.	0.17%	06/27/13	7/08/13	15,090,750	15,091,463
Credit Suisse Securities (USA) LLC	0.02%	06/28/13	7/01/13	31,480,600	31,480,652
Deutsche Bank Securities, Inc.	0.12%	06/28/13	7/01/13	85,916,600	85,917,459
BNP Paribas Securities Corp.	0.09%	06/28/13	7/08/13	89,975,000	89,976,575
Deutsche Bank Securities, Inc.	(0.05%)	06/28/13	7/08/13	31,355,013	31,354,708
Deutsche Bank Securities, Inc.	0.07%	06/28/13	7/08/13	85,916,600	85,917,769
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.10%	06/28/13	7/08/13	89,737,688	89,739,432
Total				$497,734,751	$497,751,455

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	JUNE 30, 2013	83

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,559	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	342,980,000	$(136,665)
58	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2013	USD	8,544,125	88,445
95	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	23,508,937	(19,385)
95	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	23,454,312	(18,100)
95	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	23,393,750	(48,403)
115	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	28,242,563	(81,399)
26	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2013	USD	3,531,937	6,908
(49)	Euro Dollar Futures	Chicago Mercantile	September 2013	USD	12,211,413	607
(1,044)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	132,131,250	(333,209)
(225)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	27,235,547	19,568
(49)	Euro Dollar Futures	Chicago Mercantile	December 2013	USD	12,204,063	5,032
(49)	Euro Dollar Futures	Chicago Mercantile	March 2014	USD	12,197,325	9,324
(10)	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	2,487,750	549
(10)	Euro Dollar Futures	Chicago Mercantile	September 2014	USD	2,485,875	299
(10)	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	2,483,125	299
(30)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	7,438,125	10,291
(50)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	12,215,000	61,496
Total						$(434,343)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	633,000	USD	815,332	The Bank of New York Mellon	7/23/13	$8,693
USD	19,937,559	DKK	114,055,000	Goldman Sachs Bank USA	9/03/13	18,218
AUD	3,940,000	USD	3,705,590	Bank of America N.A.	9/18/13	(124,183)
AUD	7,600,000	USD	6,944,196	Commonwealth Bank of Australia	9/18/13	(35,899)
AUD	2,380,000	USD	2,184,245	UBS AG	9/18/13	(20,857)
CAD	5,792,599	USD	5,485,000	Canadian Imperial Bank of Commerce	9/18/13	11,683
GBP	3,140,000	USD	4,836,319	Barclays Bank PLC	9/18/13	(63,141)
GBP	3,000,000	USD	4,641,255	Goldman Sachs Bank USA	9/18/13	(80,894)
JPY	396,287,550	USD	4,100,000	BNP Paribas S.A.	9/18/13	(102,779)
JPY	366,336,075	USD	3,885,000	Goldman Sachs Bank USA	9/18/13	(189,889)
JPY	324,818,026	USD	3,445,000	Royal Bank of Scotland PLC	9/18/13	(168,668)
MXN	44,898,652	USD	3,450,000	JPMorgan Chase Bank N.A.	9/18/13	(10,632)
MXN	53,702,010	USD	4,140,000	Morgan Stanley Capital Services LLC	9/18/13	(26,269)
USD	14,735,906	AUD	16,150,000	Goldman Sachs Bank USA	9/18/13	55,774
USD	3,118,995	AUD	3,300,000	UBS AG	9/18/13	119,340
USD	5,485,000	CAD	5,615,378	BNP Paribas S.A.	9/18/13	156,484
USD	6,629,896	EUR	4,970,000	Bank of America N.A.	9/18/13	158,309
USD	858,643	EUR	645,000	Citibank N.A.	9/18/13	18,769
USD	462,195	GBP	295,000	BNP Paribas S.A.	9/18/13	13,759
USD	9,618,249	GBP	6,140,000	Credit Suisse International	9/18/13	284,709
USD	16,210,000	JPY	1,554,078,636	Bank of America N.A.	9/18/13	534,524
Total						$557,051

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	98.88	9/13/13	696	$217,500

84	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Over-the-counter options purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	Put	USD	1.24	10/01/13	EUR	14,500	$96,877

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-month LIBOR	7/29/13	USD	8,300	$1
10-Year Interest Rate Swap	BNP Paribas S.A.	Put	3.25%	Pay	3-month LIBOR	2/01/16	USD	20,800	1,487,601
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	7,000	301,133
Total									$1,788,735

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar (2 Year) Mid-Curve	Call	USD	99.13	9/13/13	1,392	$(113,100)

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Barclays Bank PLC	Call	1.25%	Pay	3-month LIBOR	6/20/14	USD	500	$(1,029)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/10/14	USD	14,300	(11,400)
5-Year Interest Rate Swap	Bank of America N.A.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	18,300	(14,642)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.40%	Pay	3-month LIBOR	2/17/15	USD	41,600	(136,232)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	2.25%	Receive	3-month LIBOR	6/20/14	USD	500	(8,344)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/10/14	USD	14,300	(330,636)
5-Year Interest Rate Swap	Bank of America N.A.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	18,300	(423,769)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Receive	3-month LIBOR	2/17/15	USD	41,600	(1,177,962)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	14,000	(237,720)
Total									$(2,341,734)

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.41%[1]	3-month LIBOR	Deutsche Bank AG	3/22/15	USD	14,000	$(4,258)
0.40%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	4/05/15	USD	158,200	147,018
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	USD	158,100	355,230
0.57%[1]	3-month LIBOR	Chicago Mercantile	6/25/15	USD	142,000	(174,653)
1.28%[1]	3-month LIBOR	Chicago Mercantile	6/20/18	USD	2,800	35,085
2.06%[2]	3-month LIBOR	BNP Paribas S.A.	2/05/23	USD	1,600	(66,772)
2.05%[2]	3-month LIBOR	Deutsche Bank AG	2/11/23	USD	8,300	(358,825)
1.98%[2]	3-month LIBOR	JPMorgan Chase Bank N.A.	4/05/23	USD	31,700	(1,762,328)
1.94%[2]	3-month LIBOR	Citibank N.A.	4/08/23	USD	1,900	(113,050)
2.12%[1]	3-month LIBOR	Deutsche Bank AG	5/16/23	USD	31,700	1,491,565
2.70%[1]	3-month LIBOR	Chicago Mercantile	6/24/23	USD	1,000	(2,286)
2.63%[1]	3-month LIBOR	Chicago Mercantile	6/24/23	USD	500	1,895
2.64%[1]	3-month LIBOR	Chicago Mercantile	6/24/23	USD	500	1,665
2.68%[1]	3-month LIBOR	Chicago Mercantile	6/24/23	USD	500	(176)
3.03%[1]	3-month LIBOR	Credit Suisse International	2/19/43	USD	2,900	193,885

BLACKROCK FUNDS II	JUNE 30, 2013	85

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Interest rate swaps outstanding as of June 30, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.82%[1]	3-month LIBOR	Credit Suisse International	4/17/43	USD	9,300	$1,041,764
2.80%[1]	3-month LIBOR	Bank of America N.A.	4/23/43	USD	3,630	428,359
2.80%[1]	3-month LIBOR	Barclays Bank PLC	4/23/43	USD	3,660	429,939
2.80%[1]	3-month LIBOR	Deutsche Bank AG	4/23/43	USD	3,710	435,813
2.81%[1]	3-month LIBOR	Citibank N.A.	4/25/43	USD	6,000	693,686
2.77%[1]	3-month LIBOR	Bank of America N.A.	5/03/43	USD	9,400	1,158,004
3.07%[1]	3-month LIBOR	Citibank N.A.	5/17/43	USD	15,800	1,046,224
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	USD	6,800	433,942
Total						$5,411,726

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	6,244	$(16,708)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	5,888	109,082
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/39	USD	775	11,976
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/39	USD	6,647	7,140
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	USD	6,244	137,028
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	USD	1,224	25,140
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	9,482	149,554
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	7,158	134,990
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/42	USD	1,341	(28,010)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/42	USD	2,746	(56,282)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/42	USD	1,277	17,723
Total						$491,633

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

86	BLACKROCK FUNDS II	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$26,039,310	—	$26,039,310
Corporate Bonds	—	83,502,930	—	83,502,930
Non-Agency Mortgage-Backed Securities	—	21,223,485	—	21,223,485
Project Loans	—	—	$54,117	54,117
U.S. Government Sponsored Agency Securities	—	1,461,212,013	790,500	1,462,002,513
U.S. Treasury Obligations	—	590,424,187	—	590,424,187
Short-Term Securities	$6,443,684	19,903,213	—	26,346,897
Options Purchased:
Foreign Currency Exchange Contracts	—	96,877	—	96,877
Interest Rate Contracts	217,500	1,788,735	—	2,006,235
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(908,452,929)	—	(908,452,929)
Total	$6,661,184	$1,295,737,821	$844,617	$1,303,243,622

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,380,262	—	$1,380,262
Interest rate contracts	$202,818	8,486,707	—	8,689,525
Liabilities:
Foreign currency exchange contracts	—	(823,211)	—	(823,211)
Interest rate contracts	(750,261)	(4,925,082)	—	(5,675,343)
Total	$(547,443)	$4,118,676	—	$3,571,233

[1]     Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$798,446	—	—	$798,446
Foreign currency at value	2,621,226	—	—	2,621,226
Cash pledged for financial futures contracts	481,000	—	—	481,000
Cash pledged as collateral for reverse repurchase agreements	780,000	—	—	780,000
Cash pledged as collateral for swaps	1,580,000	—	—	1,580,000
Liabilities:
Reverse repurchase agreements	—	$(497,751,455)	—	(497,751,455)
Cash received as collateral for reverse repurchase agreements	—	(1,600,000)	—	(1,600,000)
Cash received as collateral for swaps	—	(700,000)	—	(700,000)
Total	$6,260,672	$(500,051,455)	—	$(493,790,783)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS II	JUNE 30, 2013	87

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 23, 2013